UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21774

First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.2%
17,097	Astronics Corp. (a)	$508,636
8,137	Ducommun, Inc. (a)	260,791
8,749	Vectrus, Inc. (a)	269,819
		1,039,246

	Air Freight & Logistics — 0.2%
26,647	Radiant Logistics, Inc. (a)	141,496

	Auto Components — 2.0%
14,721	Motorcar Parts of America, Inc. (a)	433,681
21,140	Stoneridge, Inc. (a)	418,783
2,899	Strattec Security Corp.	118,569
18,298	Superior Industries International, Inc.	304,662
16,211	Tower International, Inc.	440,939
		1,716,634

	Banks — 25.0%
11,576	Access National Corp.	331,768
9,093	Allegiance Bancshares, Inc. (a)	334,622
10,993	Arrow Financial Corp.	377,610
20,267	Atlantic Capital Bancshares, Inc. (a)	367,846
12,074	Bank of Commerce Holdings	138,851
4,286	Bank of Marin Bancorp	293,591
12,182	Bar Harbor Bankshares	382,028
10,001	BCB Bancorp, Inc.	139,514
14,623	Bridge Bancorp, Inc.	496,451
13,382	Bryn Mawr Bank Corp.	586,132
12,255	Camden National Corp.	534,808
9,574	Carolina Financial Corp.	343,515
7,814	Central Valley Community Bancorp	174,252
9,619	Citizens & Northern Corp.	236,243
7,071	Civista Bancshares, Inc. (b)	157,966
11,350	CNB Financial Corp.	310,082
29,703	CoBiz Financial, Inc.	583,367
17,409	Community Bankers Trust Corp. (a)	160,163
3,232	Community Financial (The) Corp. (b)	114,316
23,521	ConnectOne Bancorp, Inc.	578,617
6,772	Enterprise Bancorp, Inc.	245,891
8,356	Equity Bancshares, Inc., Class A (a)	297,307
3,772	Evans Bancorp, Inc. (b)	162,950
5,936	Farmers Capital Bank Corp.	249,609
19,680	Farmers National Banc Corp.	296,184
17,299	Fidelity Southern Corp.	408,948
11,353	Financial Institutions, Inc.	326,966
5,929	First Bancshares, (The), Inc.	178,759
10,074	First Bank	133,984
11,830	First Community Bancshares, Inc.	344,371
11,070	First Connecticut Bancorp, Inc.	296,123
8,884	First Financial Corp.	422,878
22,597	First Foundation, Inc. (a)	404,260
6,062	First Internet Bancorp	195,803
7,118	First Mid-Illinois Bancshares, Inc.	273,331
7,057	First South Bancorp, Inc.	130,766
9,685	Franklin Financial Network, Inc. (a)	345,270

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
9,093	Great Southern Bancorp, Inc.	$506,025
18,813	Guaranty Bancorp	523,001
28,616	Heritage Commerce Corp.	407,206
13,486	HomeTrust Bancshares, Inc. (a)	345,916
16,657	Horizon Bancorp	485,885
6,856	Howard Bancorp, Inc. (a) (b)	143,290
16,852	Independent Bank Corp.	381,698
6,400	Investar Holding Corp.	154,240
13,021	Mercantile Bank Corp.	454,433
4,976	Midland States Bancorp, Inc.	157,640
7,331	MidWestOne Financial Group, Inc.	247,495
5,610	Nicolet Bankshares, Inc. (a)	322,743
5,698	Northeast Bancorp	149,003
4,687	Norwood Financial Corp.	143,047
6,590	Old Line Bancshares, Inc.	184,520
23,404	Old Second Bancorp, Inc.	314,784
3,273	Paragon Commercial Corp. (a)	184,794
42,090	Park Sterling Corp.	522,758
4,606	Parke Bancorp, Inc. (b)	102,253
12,406	Peapack-Gladstone Financial Corp.	418,578
3,703	Penns Woods Bancorp, Inc.	172,078
3,444	Peoples Bancorp of North Carolina, Inc. (b)	122,675
14,437	Peoples Bancorp, Inc.	484,939
9,684	QCR Holdings, Inc.	440,622
7,059	Republic Bancorp, Inc., Class A	274,525
8,636	Sierra Bancorp	234,467
5,521	SmartFinancial, Inc. (a)	132,835
5,295	Southern First Bancshares, Inc. (a)	192,473
13,876	Southwest Bancorp, Inc.	382,284
17,194	TriState Capital Holdings, Inc. (a)	393,743
14,368	Triumph Bancorp, Inc. (a)	463,368
5,662	Two River Bancorp (b)	112,221
8,004	WashingtonFirst Bankshares, Inc.	284,862
9,165	Xenith Bankshares, Inc. (a)	297,863
		21,493,406

	Biotechnology — 0.6%
27,876	AMAG Pharmaceuticals, Inc. (a)	514,312

	Building Products — 2.1%
12,492	CSW Industrials, Inc. (a)	554,020
39,184	PGT Innovations, Inc. (a)	585,801
27,210	Quanex Building Products Corp.	624,469
		1,764,290

	Capital Markets — 3.1%
12,312	B. Riley Financial, Inc.	209,920
2,538	Diamond Hill Investment Group, Inc.	538,944
3,065	GAMCO Investors, Inc., Class A	91,214
10,654	Hamilton Lane, Inc., Class A	286,060
12,274	INTL FCStone, Inc. (a)	470,340
12,835	Pzena Investment Management, Inc., Class A	139,773

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
32,156	Virtu Financial, Inc., Class A (b)	$520,927
6,323	Westwood Holdings Group, Inc.	425,348
		2,682,526

	Chemicals — 2.9%
20,704	American Vanguard Corp.	474,122
5,773	Core Molding Technologies, Inc.	126,660
7,497	Hawkins, Inc.	305,878
6,387	KMG Chemicals, Inc.	350,518
16,388	Koppers Holdings, Inc. (a)	756,306
34,180	Rayonier Advanced Materials, Inc.	468,266
		2,481,750

	Commercial Services & Supplies — 3.4%
20,079	Ennis, Inc.	394,552
10,362	Heritage-Crystal Clean, Inc. (a)	225,373
28,549	Hudson Technologies, Inc. (a)	222,968
36,599	InnerWorkings, Inc. (a)	411,739
29,197	Kimball International, Inc., Class B	577,225
17,781	SP Plus Corp. (a)	702,349
6,764	VSE Corp.	384,601
		2,918,807

	Construction & Engineering — 0.4%
6,287	NV5 Global, Inc. (a)	343,585

	Construction Materials — 0.2%
1,586	United States Lime & Minerals, Inc.	133,224

	Consumer Finance — 1.1%
26,609	Enova International, Inc. (a)	357,891
7,409	Regional Management Corp. (a)	179,372
4,652	World Acceptance Corp. (a)	385,604
		922,867

	Containers & Packaging — 0.2%
5,167	UFP Technologies, Inc. (a)	145,193

	Diversified Consumer Services — 1.8%
12,836	American Public Education, Inc. (a)	270,198
16,030	Bridgepoint Education, Inc. (a)	153,888
11,964	Carriage Services, Inc.	306,278
6,202	Collectors Universe, Inc.	148,662
30,276	K12, Inc. (a)	540,124
6,012	Liberty Tax, Inc.	86,573
		1,505,723

	Diversified Financial Services — 0.5%
7,124	Marlin Business Services Corp.	204,815
18,735	NewStar Financial, Inc.	219,949
		424,764

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities — 0.2%
9,658	Spark Energy, Inc., Class A (b)	$144,870

	Electrical Equipment — 0.4%
5,525	Allied Motion Technologies, Inc.	140,003
10,440	TPI Composites, Inc. (a)	233,230
		373,233

	Electronic Equipment, Instruments & Components — 1.7%
5,881	Airgain, Inc. (a) (b)	53,458
25,951	CTS Corp.	625,419
21,430	Kimball Electronics, Inc. (a)	463,960
9,379	Napco Security Technologies, Inc. (a)	90,976
9,099	PC Connection, Inc.	256,501
		1,490,314

	Equity Real Estate Investment Trusts — 1.6%
9,378	CorEnergy Infrastructure Trust, Inc.	331,512
64,497	Independence Realty Trust, Inc.	655,935
15,139	NexPoint Residential Trust, Inc.	359,248
		1,346,695

	Food Products — 1.4%
8,383	Farmer Brothers Co. (a)	275,381
6,873	John B. Sanfilippo & Son, Inc.	462,622
21,730	Landec Corp. (a)	281,403
9,445	Limoneira Co.	218,841
		1,238,247

	Gas Utilities — 0.2%
4,894	RGC Resources, Inc. (b)	139,822

	Health Care Equipment & Supplies — 2.1%
28,898	AngioDynamics, Inc. (a)	493,867
8,388	Exactech, Inc. (a)	276,385
4,899	FONAR Corp. (a) (b)	149,419
23,255	Lantheus Holdings, Inc. (a)	413,939
33,339	Meridian Bioscience, Inc.	476,748
		1,810,358

	Health Care Providers & Services — 2.4%
23,785	Aceto Corp.	267,106
5,866	Addus HomeCare Corp. (a)	207,070
9,928	Almost Family, Inc. (a)	533,134
12,101	Civitas Solutions, Inc. (a)	223,263
7,615	Landauer, Inc.	512,489
3,991	Psychemedics Corp.	73,554
23,150	RadNet, Inc. (a)	267,383
		2,083,999

	Hotels, Restaurants & Leisure — 3.4%
18,170	Century Casinos, Inc. (a)	149,176

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
28,727	Del Taco Restaurants, Inc. (a)	$440,672
17,099	El Pollo Loco Holdings, Inc. (a)	207,753
8,699	Fogo De Chao, Inc. (a)	107,868
8,641	Golden Entertainment, Inc. (a)	210,668
15,186	Marcus (The) Corp.	420,652
8,883	Monarch Casino & Resort, Inc. (a)	351,145
2,311	Nathan’s Famous, Inc. (a)	170,898
18,618	Potbelly Corp. (a)	230,863
7,064	RCI Hospitality Holdings, Inc.	174,834
23,217	Ruth’s Hospitality Group, Inc.	486,396
		2,950,925

	Household Durables — 3.7%
8,515	AV Homes, Inc. (a)	146,032
7,964	Bassett Furniture Industries, Inc.	300,243
17,183	Century Communities, Inc. (a)	424,420
5,803	Flexsteel Industries, Inc.	294,212
11,629	Green Brick Partners, Inc. (a)	115,127
9,153	Hooker Furniture Corp.	437,056
99,145	Hovnanian Enterprises, Inc., Class A (a)	191,350
9,586	Lifetime Brands, Inc.	175,424
19,832	M/I Homes, Inc. (a)	530,109
10,878	New Home Co., (The), Inc. (a)	121,399
18,668	William Lyon Homes, Class A (a)	429,177
		3,164,549

	Insurance — 2.5%
7,504	Baldwin & Lyons, Inc., Class B	169,215
6,915	EMC Insurance Group, Inc.	194,657
7,656	Global Indemnity Ltd. (a)	324,614
23,084	Greenlight Capital Re, Ltd., Class A (a)	499,769
6,390	HCI Group, Inc.	244,418
11,824	Health Insurance Innovations, Inc., Class A (a) (b)	171,448
20,199	Heritage Insurance Holdings, Inc. (b)	266,829
1,133	Investors Title Co.	202,886
7,222	Kingstone Cos., Inc. (b)	117,719
		2,191,555

	Internet Software & Services — 0.2%
56,718	Meet Group, (The), Inc. (a)	206,454

	IT Services — 1.4%
20,754	Hackett Group (The), Inc.	315,253
27,741	Perficient, Inc. (a)	545,666
39,812	Unisys Corp. (a) (b)	338,402
		1,199,321

	Leisure Products — 1.9%
4,511	Johnson Outdoors, Inc., Class A	330,566
15,789	Malibu Boats, Inc., Class A (a)	499,564

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
6,062	Marine Products Corp.	$97,295
13,072	MCBC Holdings, Inc. (a)	266,407
24,321	Nautilus, Inc. (a)	411,025
		1,604,857

	Machinery — 3.2%
8,041	Blue Bird Corp. (a) (b)	165,644
15,907	Columbus McKinnon Corp.	602,398
21,188	Commercial Vehicle Group, Inc. (a)	155,732
4,945	Eastern (The) Co.	141,921
17,292	Global Brass & Copper Holdings, Inc.	584,470
4,866	Hurco Cos., Inc.	202,426
8,988	Miller Industries, Inc.	251,215
6,917	Park-Ohio Holdings Corp.	315,415
26,060	Spartan Motors, Inc.	287,963
		2,707,184

	Media — 0.8%
52,248	Entravision Communications Corp., Class A	297,813
14,298	Hemisphere Media Group, Inc. (a)	170,861
12,665	Reading International, Inc., Class A (a)	199,094
		667,768

	Metals & Mining — 0.8%
12,335	Ryerson Holding Corp. (a)	133,835
21,217	Schnitzer Steel Industries, Inc., Class A	597,258
		731,093

	Mortgage Real Estate Investment Trusts — 3.4%
21,983	AG Mortgage Investment Trust, Inc.	422,953
77,062	Anworth Mortgage Asset Corp.	463,143
37,802	Arbor Realty Trust, Inc.	309,976
22,524	Ares Commercial Real Estate Corp.	299,794
9,230	Cherry Hill Mortgage Investment Corp.	167,063
36,927	Dynex Capital, Inc.	268,459
8,032	Ellington Residential Mortgage REIT	116,625
12,344	Great Ajax Corp.	173,927
88,391	New York Mortgage Trust, Inc. (b)	543,605
12,385	Sutherland Asset Management Corp. (b)	194,444
		2,959,989

	Multi-Utilities — 0.6%
11,151	Unitil Corp.	551,528

	Oil, Gas & Consumable Fuels — 1.5%
65,559	Gener8 Maritime, Inc. (a)	295,671
4,560	REX American Resources Corp. (a)	427,865

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
28,279	SandRidge Energy, Inc. (a)	$568,125
		1,291,661

	Paper & Forest Products — 0.5%
38,007	Mercer International, Inc.	450,383

	Personal Products — 0.7%
8,293	Medifast, Inc.	492,356
5,018	Natural Health Trends Corp.	119,930
		612,286

	Pharmaceuticals — 2.1%
23,563	Lannett Co., Inc. (a) (b)	434,737
15,216	Phibro Animal Health Corp., Class A	563,753
41,230	SciClone Pharmaceuticals, Inc. (a)	461,776
19,858	Sucampo Pharmaceuticals, Inc., Class A (a)	234,325
78,574	VIVUS, Inc. (a)	77,788
		1,772,379

	Professional Services — 2.5%
5,615	BG Staffing, Inc.	92,928
6,497	CRA International, Inc.	266,702
13,214	GP Strategies Corp. (a)	407,652
14,840	Heidrick & Struggles International, Inc.	313,866
18,792	Kforce, Inc.	379,598
39,104	RPX Corp. (a)	519,301
5,886	Willdan Group, Inc. (a)	191,060
		2,171,107

	Real Estate Management & Development — 1.6%
9,268	Altisource Portfolio Solutions S.A. (a) (b)	239,763
4,447	Consolidated-Tomoka Land Co.	267,131
32,845	Forestar Group, Inc. (a) (b)	564,934
5,605	RMR Group, (The), Inc., Class A	287,817
		1,359,645

	Road & Rail — 1.1%
20,307	ArcBest Corp.	679,269
9,569	Covenant Transportation Group, Inc., Class A (a)	277,310
		956,579

	Semiconductors & Semiconductor Equipment — 3.9%
15,541	Alpha & Omega Semiconductor Ltd. (a)	256,271
24,666	Axcelis Technologies, Inc. (a)	674,615
22,088	Cohu, Inc.	526,578
14,053	Ichor Holdings Ltd. (a)	376,620
20,089	IXYS Corp. (a)	476,109

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
20,140	Nanometrics, Inc. (a)	$580,032
42,869	Xcerra Corp. (a)	422,260
		3,312,485

	Specialty Retail — 1.4%
44,785	Barnes & Noble, Inc.	340,366
10,857	Citi Trends, Inc.	215,729
13,734	Container Store Group, (The), Inc. (a) (b)	57,820
15,342	Haverty Furniture Cos., Inc.	401,193
9,331	J. Jill, Inc. (a) (b)	101,615
10,152	Tilly’s, Inc., Class A	121,722
		1,238,445

	Textiles, Apparel & Luxury Goods — 1.1%
8,200	Culp, Inc.	268,550
9,930	Perry Ellis International, Inc. (a)	234,944
13,387	Unifi, Inc. (a)	476,979
		980,473

	Thrifts & Mortgage Finance — 6.0%
33,382	Bank Mutual Corp.	338,827
6,741	BSB Bancorp, Inc. (a)	201,893
11,222	Charter Financial Corp.	207,944
5,108	Entegra Financial Corp. (a)	127,445
7,167	Federal Agricultural Mortgage Corp., Class C	521,328
8,015	First Defiance Financial Corp.	420,707
5,087	Home Bancorp, Inc.	212,738
21,238	HomeStreet, Inc. (a)	573,426
11,390	Impac Mortgage Holdings, Inc. (a) (b)	148,753
42,023	NMI Holdings, Inc., Class A (a)	521,085
16,530	PennyMac Financial Services, Inc., Class A (a)	294,234
16,550	Riverview Bancorp, Inc.	139,020
5,565	Southern Missouri Bancorp, Inc.	203,067
4,825	Timberland Bancorp, Inc.	151,216
39,292	United Community Financial Corp.	377,203
22,180	Waterstone Financial, Inc.	432,510
22,090	Western New England Bancorp, Inc.	240,781
		5,112,177

	Water Utilities — 0.9%
6,562	Artesian Resources Corp., Class A	248,043
12,907	Middlesex Water Co.	506,858
		754,901

	Total Common Stocks — 99.9%	85,803,105
	(Cost $76,976,372)

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Money Market Funds — 3.3%
2,804,401	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.87% (c) (d)	$2,804,401
	(Cost $2,804,401)

	Total Investments — 103.2%	88,607,506
	(Cost $79,780,773) (e)
	Net Other Assets and Liabilities — (3.2)%	(2,732,120)
	Net Assets — 100.0%	$85,875,386

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,760,832 and the total value of the collateral held by the Fund is $2,804,401.
(c)	Rate shown reflects yield as of September 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,816,822 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $990,089. The net unrealized appreciation was $8,826,733.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$85,803,105	$—	$—
Money Market Funds	2,804,401	—	—
Total Investments	$88,607,506	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 2.3%
150,989	Boeing (The) Co.	$38,382,914

	Air Freight & Logistics — 1.6%
225,541	United Parcel Service, Inc., Class B	27,085,219

	Automobiles — 1.6%
2,290,574	Ford Motor Co.	27,418,171

	Banks — 0.9%
140,333	F.N.B. Corp.	1,968,872
49,593	Old National Bancorp	907,552
61,633	PacWest Bancorp	3,113,083
5,748	Park National Corp.	620,726
162,134	People’s United Financial, Inc.	2,941,111
24,056	Trustmark Corp.	796,735
91,181	Umpqua Holdings Corp.	1,778,941
47,127	United Bankshares, Inc.	1,750,768
9,080	Westamerica Bancorporation	540,623
		14,418,411

	Beverages — 3.7%
1,387,597	Coca-Cola (The) Co.	62,455,741

	Capital Markets — 0.8%
39,983	Federated Investors, Inc., Class B	1,187,495
165,297	Invesco Ltd.	5,792,007
74,314	T. Rowe Price Group, Inc.	6,736,564
		13,716,066

	Chemicals — 0.9%
7,073	Kronos Worldwide, Inc.	161,476
142,994	LyondellBasell Industries N.V., Class A	14,163,556
		14,325,032

	Commercial Services & Supplies — 0.0%
37,402	Steelcase, Inc., Class A	575,991

	Communications Equipment — 4.1%
2,042,863	Cisco Systems, Inc.	68,701,483

	Containers & Packaging — 0.6%
156,240	International Paper Co.	8,877,557
35,740	Sonoco Products Co.	1,803,083
		10,680,640

	Diversified Consumer Services — 0.1%
86,647	H&R Block, Inc.	2,294,412

	Diversified Telecommunication Services — 15.3%
3,693,923	AT&T, Inc.	144,690,964

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
2,254,903	Verizon Communications, Inc.	$111,595,149
		256,286,113

	Electric Utilities — 6.2%
76,717	Alliant Energy Corp.	3,189,126
177,755	American Electric Power Co., Inc.	12,485,511
321,508	Duke Energy Corp.	26,980,951
89,073	Entergy Corp.	6,801,614
107,942	Eversource Energy	6,524,015
87,218	Great Plains Energy, Inc.	2,642,706
45,228	Hawaiian Electric Industries, Inc.	1,509,258
75,978	OGE Energy Corp.	2,737,487
13,515	Otter Tail Corp.	585,875
309,729	PPL Corp.	11,754,216
528,172	Southern (The) Co.	25,954,372
50,587	Westar Energy, Inc.	2,509,115
		103,674,246

	Electrical Equipment — 1.6%
167,991	Eaton Corp. PLC	12,900,029
230,239	Emerson Electric Co.	14,468,219
		27,368,248

	Food Products — 1.4%
190,631	Archer-Daniels-Midland Co.	8,103,724
42,785	B&G Foods, Inc.	1,362,702
80,536	Flowers Foods, Inc.	1,514,882
232,119	General Mills, Inc.	12,014,480
		22,995,788

	Gas Utilities — 0.0%
9,027	Northwest Natural Gas Co.	581,339

	Health Care Providers & Services — 0.1%
24,853	Owens & Minor, Inc.	725,708

	Hotels, Restaurants & Leisure — 0.1%
24,501	Brinker International, Inc.	780,602

	Household Durables — 0.3%
48,764	Garmin Ltd.	2,631,793
26,864	Tupperware Brands Corp.	1,660,733
		4,292,526

	Household Products — 4.6%
851,559	Procter & Gamble (The) Co.	77,474,838

	Industrial Conglomerates — 5.4%
3,743,921	General Electric Co.	90,528,010

	Insurance — 1.4%
60,899	AmTrust Financial Services, Inc.	819,701
398,107	MetLife, Inc.	20,681,659

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
113,208	Old Republic International Corp.	$2,229,065
		23,730,425

	Internet & Direct Marketing Retail — 0.0%
13,254	HSN, Inc.	517,569

	IT Services — 4.2%
405,872	International Business Machines Corp.	58,883,910
125,540	Paychex, Inc.	7,527,378
196,965	Western Union (The) Co.	3,781,728
		70,193,016

	Media — 0.1%
17,035	Meredith Corp.	945,442
70,982	Regal Entertainment Group, Class A	1,135,712
		2,081,154

	Metals & Mining — 0.1%
16,103	Compass Minerals International, Inc.	1,045,085

	Multiline Retail — 1.6%
98,257	Kohl’s Corp.	4,485,432
232,846	Macy’s, Inc.	5,080,700
41,378	Nordstrom, Inc.	1,950,973
262,060	Target Corp.	15,464,160
		26,981,265

	Multi-Utilities — 3.8%
80,603	Ameren Corp.	4,662,077
20,008	Avista Corp.	1,035,814
175,850	CenterPoint Energy, Inc.	5,136,578
114,201	Consolidated Edison, Inc.	9,213,737
279,311	Dominion Energy, Inc.	21,487,395
19,136	NorthWestern Corp.	1,089,604
212,792	Public Service Enterprise Group, Inc.	9,841,630
65,473	SCANA Corp.	3,174,786
112,356	WEC Energy Group, Inc.	7,053,710
		62,695,331

	Oil, Gas & Consumable Fuels — 16.0%
822,016	Chevron Corp.	96,586,880
1,859,557	Exxon Mobil Corp.	152,446,483
84,028	HollyFrontier Corp.	3,022,487
203,809	Valero Energy Corp.	15,679,026
		267,734,876

	Paper & Forest Products — 0.1%
29,365	Domtar Corp.	1,274,147

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 5.4%
2,522,695	Pfizer, Inc.	$90,060,211

	Semiconductors & Semiconductor Equipment — 6.1%
119,777	Cypress Semiconductor Corp.	1,799,051
1,607,767	Intel Corp.	61,223,767
749,502	QUALCOMM, Inc.	38,854,184
		101,877,002

	Software — 0.2%
109,388	CA, Inc.	3,651,371

	Specialty Retail — 0.9%
74,099	American Eagle Outfitters, Inc.	1,059,616
57,824	Chico’s FAS, Inc.	517,525
35,227	DSW, Inc., Class A	756,676
89,339	GameStop Corp., Class A	1,845,744
87,836	Gap (The), Inc.	2,593,797
179,758	L Brands, Inc.	7,479,730
29,524	Williams-Sonoma, Inc.	1,472,066
		15,725,154

	Technology Hardware, Storage & Peripherals — 0.6%
248,305	Seagate Technology PLC	8,236,277
74,534	Xerox Corp.	2,481,237
		10,717,514

	Textiles, Apparel & Luxury Goods — 0.4%
97,225	VF Corp.	6,180,593

	Thrifts & Mortgage Finance — 0.1%
47,998	Northwest Bancshares, Inc.	828,926
22,529	Provident Financial Services, Inc.	600,848
		1,429,774

	Tobacco — 7.2%
830,533	Altria Group, Inc.	52,672,403
611,413	Philip Morris International, Inc.	67,872,957
		120,545,360

	Trading Companies & Distributors — 0.0%
29,932	Aircastle Ltd.	667,184

	Total Investments — 99.8%	1,671,868,529
	(Cost $1,570,323,311) (a)
	Net Other Assets and Liabilities — 0.2%	2,759,760
	Net Assets — 100.0%	$1,674,628,289

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $134,477,341 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,932,123. The net unrealized appreciation was $101,545,218.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,671,868,529	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 0.8%
95,021	Alaska Air Group, Inc.	$7,247,252

	Auto Components — 0.7%
71,638	Adient PLC	6,016,876

	Automobiles — 3.1%
1,497,140	Fiat Chrysler Automobiles N.V. (a) (b)	26,813,777

	Banks — 1.7%
385,141	Citizens Financial Group, Inc.	14,585,290

	Biotechnology — 15.9%
977,417	AbbVie, Inc.	86,853,275
24,558	Avexis, Inc. (b)	2,375,495
83,219	Bioverativ, Inc. (b)	4,749,308
44,127	Kite Pharma, Inc. (b)	7,934,476
232,900	Shire PLC, ADR	35,666,306
		137,578,860

	Building Products — 1.1%
73,067	Allegion PLC	6,318,103
80,955	JELD-WEN Holding, Inc. (b)	2,875,522
		9,193,625

	Capital Markets — 1.7%
86,754	CBOE Holdings, Inc.	9,337,333
66,895	Moelis & Co., Class A	2,879,830
142,670	Virtu Financial, Inc., Class A (a)	2,311,254
		14,528,417

	Chemicals — 1.3%
142,157	Chemours (The) Co.	7,194,566
32,416	Ingevity Corp. (b)	2,025,028
81,749	Venator Materials PLC (b)	1,847,527
		11,067,121

	Commercial Services & Supplies — 0.2%
67,969	Advanced Disposal Services, Inc. (b)	1,712,139

	Communications Equipment — 1.5%
55,793	Arista Networks, Inc. (b)	10,578,911
47,320	Lumentum Holdings, Inc. (b)	2,571,842
		13,150,753

	Construction Materials — 0.3%
81,826	Summit Materials, Inc., Class A (b)	2,620,887

	Consumer Finance — 3.5%
346,049	Ally Financial, Inc.	8,395,149
104,081	OneMain Holdings, Inc. (b)	2,934,043
611,810	Synchrony Financial	18,996,701
		30,325,893

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 0.7%
100,310	Berry Global Group, Inc. (b)	$5,682,561

	Diversified Consumer Services — 0.6%
102,649	ServiceMaster Global Holdings, Inc. (b)	4,796,788

	Diversified Telecommunication Services — 0.7%
189,607	Zayo Group Holdings, Inc. (b)	6,526,273

	Electronic Equipment, Instruments & Components — 1.6%
119,124	CDW Corp.	7,862,184
142,594	Keysight Technologies, Inc. (b)	5,940,466
		13,802,650

	Equity Real Estate Investment Trusts — 1.3%
163,455	Gaming and Leisure Properties, Inc.	6,029,855
186,953	MGM Growth Properties LLC, Class A	5,647,850
		11,677,705

	Food & Staples Retailing — 0.8%
80,061	Performance Food Group Co. (b)	2,261,723
172,169	US Foods Holding Corp. (b)	4,596,912
		6,858,635

	Food Products — 12.6%
151,637	Blue Buffalo Pet Products, Inc. (b)	4,298,909
937,138	Kraft Heinz (The) Co.	72,675,052
112,442	Lamb Weston Holdings, Inc.	5,272,405
91,385	Pinnacle Foods, Inc.	5,224,481
300,914	Tyson Foods, Inc., Class A	21,199,391
		108,670,238

	Gas Utilities — 0.3%
40,208	ONE Gas, Inc.	2,960,917

	Health Care Equipment & Supplies — 0.3%
25,979	Penumbra, Inc. (b)	2,345,904

	Health Care Providers & Services — 0.8%
46,462	HealthEquity, Inc. (b)	2,350,048
107,145	Premier, Inc., Class A (b)	3,489,713
43,581	Teladoc, Inc. (a) (b)	1,444,710
		7,284,471

	Health Care Technology — 0.7%
107,504	Veeva Systems, Inc., Class A (b)	6,064,301

	Hotels, Restaurants & Leisure — 6.1%
188,547	Aramark	7,656,894

See Notes to Portfolio of Investments

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
76,219	Hilton Grand Vacations, Inc. (b)	$2,944,340
249,400	Hilton Worldwide Holdings, Inc.	17,320,830
75,658	Planet Fitness, Inc., Class A	2,041,253
356,262	Restaurant Brands International, Inc.	22,758,016
		52,721,333

	Independent Power and Renewable Electricity Producers — 0.3%
141,382	NRG Yield, Inc., Class C	2,728,672

	Insurance — 0.9%
145,852	Athene Holding Ltd., Class A (b)	7,852,672

	Internet & Direct Marketing Retail — 0.5%
67,059	Wayfair, Inc., Class A (a) (b)	4,519,776

	Internet Software & Services — 4.0%
102,836	Box, Inc., Class A (b)	1,986,792
55,070	Cars.com, Inc. (a) (b)	1,465,413
40,761	Coupa Software, Inc. (b)	1,269,705
127,025	GoDaddy, Inc., Class A (b)	5,526,858
66,458	GrubHub, Inc. (b)	3,499,678
40,561	LogMeIn, Inc.	4,463,738
201,707	Match Group, Inc. (a) (b)	4,677,585
31,371	Trade Desk (The), Inc., Class A (b)	1,929,630
567,623	Twitter, Inc. (b)	9,575,800
		34,395,199

	IT Services — 12.2%
118,042	Black Knight Financial Services, Inc., Class A (b)	5,081,708
218,997	DXC Technology Co.	18,807,462
710,969	First Data Corp., Class A (b)	12,825,881
924,943	PayPal Holdings, Inc. (b)	59,224,100
295,160	Square, Inc., Class A (b)	8,503,560
95,739	Travelport Worldwide Ltd.	1,503,102
		105,945,813

	Life Sciences Tools & Services — 2.9%
41,619	INC Research Holdings, Inc., Class A (b)	2,176,674
48,195	PRA Health Sciences, Inc. (b)	3,671,013
166,563	Quintiles IMS Holdings, Inc. (b)	15,835,144
101,414	VWR Corp. (b)	3,357,818
		25,040,649

	Machinery — 2.7%
267,008	Fortive Corp.	18,901,496

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
150,738	Gardner Denver Holdings, Inc. (b)	$4,148,310
		23,049,806

	Media — 4.3%
4,405	Cable One, Inc.	3,180,939
71,844	GEDI Gruppo Editoriale S.p.A. (b)	63,684
139,873	Liberty Broadband Corp., Class A (b)	13,173,239
165,405	Liberty Media Corp-Liberty Formula One, Class A (b)	6,035,629
258,476	Liberty Media Corp-Liberty SiriusXM, Class A (b)	10,830,144
18,111	Madison Square Garden (The) Co., Class A (b)	3,877,565
		37,161,200

	Metals & Mining — 0.8%
141,803	Alcoa Corp. (b)	6,610,856

	Multiline Retail — 0.2%
47,242	Ollie’s Bargain Outlet Holdings, Inc. (b)	2,192,029

	Oil, Gas & Consumable Fuels — 1.5%
242,675	Antero Resources Corp. (b)	4,829,233
164,463	Rice Energy, Inc. (b)	4,759,559
120,949	Tallgrass Energy GP, LP (a)	3,416,809
		13,005,601

	Pharmaceuticals — 0.4%
96,292	Catalent, Inc. (b)	3,843,977

	Professional Services — 2.3%
307,082	IHS Markit Ltd. (b)	13,536,174
139,934	TransUnion (b)	6,613,281
		20,149,455

	Real Estate Management & Development — 0.2%
61,183	Redfin Corp. (a) (b)	1,535,081

	Road & Rail — 0.4%
136,035	Schneider National, Inc., Class B	3,441,685

	Semiconductors & Semiconductor Equipment — 0.4%
83,691	Versum Materials, Inc.	3,248,885

	Software — 3.1%
107,786	CDK Global, Inc.	6,800,219
230,774	Micro Focus International PLC, ADR (b)	7,361,691
45,828	Paycom Software, Inc. (b)	3,435,267
623,949	Snap, Inc., Class A (a) (b)	9,072,218
		26,669,395

See Notes to Portfolio of Investments

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 1.8%
53,056	Burlington Stores, Inc. (b)	$$5,064,725
112,127	Camping World Holdings, Inc., Class A	4,568,054
72,585	Floor & Decor Holdings, Inc., Class A (b)	2,825,734
139,223	Michaels (The) Cos., Inc. (b)	2,989,118
		15,447,631

	Technology Hardware, Storage & Peripherals — 2.4%
1,249,260	Hewlett Packard Enterprise Co.	18,376,615
162,683	Pure Storage, Inc., Class A (b)	2,601,301
		20,977,916

	Trading Companies & Distributors — 0.4%
108,170	Univar, Inc. (b)	3,129,358
	Total Common Stocks — 100.0%	865,178,322
	(Cost $723,984,648)

	Money Market Funds — 2.1%
17,993,302	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.87% (c) (d)	17,993,302
	(Cost $17,993,302)

	Total Investments — 102.1%	883,171,624
	(Cost $741,977,950) (e)
	Net Other Assets and Liabilities — (2.1)%	(18,060,185)
	Net Assets — 100.0%	$865,111,439

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $17,644,662 and the total value of the collateral held by the Fund is $17,993,302.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $162,633,296 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,439,622. The net unrealized appreciation was $141,193,674.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$865,178,322	$—	$—
Money Market Funds	17,993,302	—	—
Total Investments	$883,171,624	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 80.0%
1,210,441	ACADIA Pharmaceuticals, Inc. (a)	$45,597,313
644,316	Agios Pharmaceuticals, Inc. (a)	43,008,093
279,421	Alexion Pharmaceuticals, Inc. (a)	39,199,972
638,183	Alkermes PLC (a)	32,445,224
449,220	Alnylam Pharmaceuticals, Inc. (a)	52,778,858
204,295	Amgen, Inc.	38,090,803
130,320	Biogen, Inc. (a)	40,805,798
412,423	BioMarin Pharmaceutical, Inc. (a)	38,384,209
582,606	Bioverativ, Inc. (a)	33,249,324
267,538	Celgene Corp. (a)	39,012,391
499,431	Gilead Sciences, Inc.	40,463,900
1,779,631	Grifols S.A., ADR	38,956,123
274,438	Incyte Corp. (a)	32,037,892
289,003	Intercept Pharmaceuticals, Inc. (a) (b)	16,773,734
1,560,004	Intrexon Corp. (a) (b)	29,655,676
653,131	Ionis Pharmaceuticals, Inc. (a)	33,113,742
1,240,721	Juno Therapeutics, Inc. (a) (b)	55,658,744
337,298	Kite Pharma, Inc. (a)	60,649,553
782,685	Neurocrine Biosciences, Inc. (a)	47,962,937
71,292	Regeneron Pharmaceuticals, Inc. (a)	31,876,079
677,279	Seattle Genetics, Inc. (a)	36,850,750
525,878	Ultragenyx Pharmaceutical, Inc. (a)	28,008,262
283,254	United Therapeutics Corp. (a)	33,194,536
225,760	Vertex Pharmaceuticals, Inc. (a)	34,324,550
		922,098,463

	Life Sciences Tools & Services — 16.6%
312,384	Bio-Techne Corp.	37,764,102
364,129	Charles River Laboratories International, Inc. (a)	39,333,215
213,111	Illumina, Inc. (a)	42,451,711
1,065,556	QIAGEN N.V.	33,565,014
403,991	Quintiles IMS Holdings, Inc. (a)	38,407,424
		191,521,466

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 3.4%
1,656,210	Nektar Therapeutics (a)	$39,749,040
	Total Common Stocks — 100.0%	1,153,368,969
	(Cost $1,032,038,420)

	Money Market Funds — 4.9%
56,649,044	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.87% (c) (d)	56,649,044
	(Cost $56,649,044)

	Total Investments — 104.9%	1,210,018,013
	(Cost $1,088,687,464) (e)
	Net Other Assets and Liabilities — (4.9)%	(56,669,682)
	Net Assets — 100.0%	$1,153,348,331

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $55,993,511 and the total value of the collateral held by the Fund is $56,649,044.
(c)	Rate shown reflects yield as of September 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $215,316,588 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $93,986,039. The net unrealized appreciation was $121,330,549.

ADR - American Depositary Receipt

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,153,368,969	$—	$—
Money Market Funds	56,649,044	—	—
Total Investments	$1,210,018,013	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Capital Markets — 5.5%
2,927,796	E*TRADE Financial Corp. (a)	$127,681,183
2,717,616	TD Ameritrade Holding Corp.	132,619,661
		260,300,844

	Communications Equipment — 6.4%
590,653	Arista Networks, Inc. (a)	111,993,715
4,169,065	Juniper Networks, Inc.	116,025,079
1,040,305	NETGEAR, Inc. (a)	49,518,518
3,918,010	Sonus Networks, Inc. (a)	29,972,777
		307,510,089

	Diversified Telecommunication Services — 2.3%
1,211,768	Cogent Communications Holdings, Inc.	59,255,455
6,440,409	Vonage Holdings Corp. (a)	52,424,929
		111,680,384

	Health Care Technology — 3.3%
4,583,076	Allscripts Healthcare Solutions, Inc. (a)	65,217,172
1,668,120	Veeva Systems, Inc., Class A (a)	94,098,649
		159,315,821

	Internet & Direct Marketing Retail — 19.2%
404,803	Amazon.com, Inc. (a)	389,157,364
980,383	Expedia, Inc.	141,116,329
12,024,449	Groupon, Inc. (a)	62,527,135
1,391,392	Netflix, Inc. (a)	252,328,939
1,847,207	TripAdvisor, Inc. (a)	74,867,300
		919,997,067

	Internet Software & Services — 45.8%
1,317,818	2U, Inc. (a)	73,850,521
2,178,272	Akamai Technologies, Inc. (a)	106,125,412
243,635	Alphabet, Inc., Class A (a)	237,232,272
246,755	Alphabet, Inc., Class C (a)	236,665,188
1,831,795	Blucora, Inc. (a)	46,344,413
3,531,955	Box, Inc., Class A (a)	68,237,371
1,548,109	Cornerstone OnDemand, Inc. (a)	62,868,706
5,036,436	eBay, Inc. (a)	193,701,329
4,449,454	Endurance International Group Holdings, Inc. (a)	36,485,523
2,333,836	Facebook, Inc., Class A (a)	398,782,557
2,262,192	GoDaddy, Inc., Class A (a)	98,427,974
909,000	IAC/InterActiveCorp (a)	106,880,220
986,340	j2 Global, Inc.	72,870,799
795,128	LogMeIn, Inc.	87,503,836
6,757,651	Pandora Media, Inc. (a) (b)	52,033,913
2,744,639	TrueCar, Inc. (a) (b)	43,337,850
6,912,766	Twitter, Inc. (a)	116,618,362

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
1,036,574	VeriSign, Inc. (a)	$110,281,108
1,746,295	Web.com Group, Inc. (a)	43,657,375
		2,191,904,729

	IT Services — 5.2%
3,877,082	PayPal Holdings, Inc. (a)	248,249,560

	Software — 12.3%
3,339,696	8x8, Inc. (a)	45,085,896
1,535,585	Citrix Systems, Inc. (a)	117,963,640
800,329	Ebix, Inc.	52,221,467
862,506	HubSpot, Inc. (a)	72,493,630
2,416,162	salesforce.com, Inc. (a)	225,717,854
5,251,593	Snap, Inc., Class A (a) (b)	76,358,162
		589,840,649
	Total Common Stocks — 100.0%	4,788,799,143
	(Cost $3,900,364,382)

	Money Market Funds — 2.2%
104,274,879	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.87% (c) (d)	104,274,879
4,414,287	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.90% (c)	4,414,287
	Total Money Market Funds — 2.2%	108,689,166
	(Cost $108,689,166)

	Total Investments — 102.2%	4,897,488,309
	(Cost $4,009,053,548) (e)
	Net Other Assets and Liabilities — (2.2)%	(107,578,249)
	Net Assets — 100.0%	$4,789,910,060

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $102,987,260 and the total value of the collateral held by the Fund is $104,274,879.
(c)	Rate shown reflects yield as of September 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,057,746,707 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $169,311,946. The net unrealized appreciation was $888,434,761.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$4,788,799,143	$—	$—
Money Market Funds	108,689,166	—	—
Total Investments	$4,897,488,309	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 12.6%
46,584	Boeing (The) Co.	$11,842,119
48,312	General Dynamics Corp.	9,931,981
34,180	Lockheed Martin Corp.	10,605,712
37,249	Northrop Grumman Corp.	10,717,282
58,345	Raytheon Co.	10,886,010
80,022	United Technologies Corp.	9,288,954
		63,272,058

	Air Freight & Logistics — 4.1%
167,464	Expeditors International of Washington, Inc.	10,024,395
87,701	United Parcel Service, Inc., Class B	10,532,013
		20,556,408

	Beverages — 3.9%
219,455	Coca-Cola (The) Co.	9,877,670
84,731	PepsiCo, Inc.	9,441,575
		19,319,245

	Biotechnology — 2.0%
54,837	Amgen, Inc.	10,224,359

	Capital Markets — 2.0%
64,232	S&P Global, Inc.	10,040,104

	Chemicals — 2.0%
67,853	Air Products and Chemicals, Inc.	10,260,731

	Communications Equipment — 2.1%
310,366	Cisco Systems, Inc.	10,437,609

	Electronic Equipment, Instruments & Components — 4.1%
130,768	Amphenol Corp., Class A	11,068,204
310,270	Corning, Inc.	9,283,278
		20,351,482

	Food & Staples Retailing — 2.0%
129,770	Wal-Mart Stores, Inc.	10,140,228

	Health Care Equipment & Supplies — 7.7%
157,684	Baxter International, Inc.	9,894,671
219,554	Hologic, Inc. (a)	8,055,436
10,654	Intuitive Surgical, Inc. (a)	11,142,806
67,598	Stryker Corp.	9,600,268
		38,693,181

	Health Care Providers & Services — 2.0%
51,528	UnitedHealth Group, Inc.	10,091,759

	Hotels, Restaurants & Leisure — 1.8%
170,439	Starbucks Corp.	9,154,279

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 2.0%
111,523	Procter & Gamble (The) Co.	$10,146,363

	Industrial Conglomerates — 4.0%
46,800	3M Co.	9,823,320
72,476	Honeywell International, Inc.	10,272,748
		20,096,068

	Internet & Direct Marketing Retail — 1.8%
4,953	Priceline Group (The), Inc. (a)	9,068,051

	Internet Software & Services — 5.9%
9,944	Alphabet, Inc., Class A (a)	9,682,672
10,157	Alphabet, Inc., Class C (a)	9,741,680
60,097	Facebook, Inc., Class A (a)	10,268,774
		29,693,126

	IT Services — 10.2%
76,695	Accenture PLC, Class A	10,359,194
77,046	Gartner, Inc. (a)	9,585,293
67,189	International Business Machines Corp.	9,747,780
76,446	Mastercard, Inc., Class A	10,794,175
99,217	Visa, Inc., Class A	10,441,597
		50,928,039

	Machinery — 2.0%
67,091	Illinois Tool Works, Inc.	9,926,784

	Media — 3.6%
119,448	Omnicom Group, Inc.	8,847,513
92,277	Walt Disney (The) Co.	9,095,744
		17,943,257

	Personal Products — 2.2%
100,890	Estee Lauder (The) Cos., Inc., Class A	10,879,978

	Pharmaceuticals — 3.9%
116,728	Eli Lilly and Co.	9,984,913
73,031	Johnson & Johnson	9,494,760
		19,479,673

	Semiconductors & Semiconductor Equipment — 2.2%
284,539	Intel Corp.	10,835,245

	Software — 5.8%
66,093	Adobe Systems, Inc. (a)	9,859,754
133,923	Microsoft Corp.	9,975,924
194,530	Oracle Corp.	9,405,525
		29,241,203

	Specialty Retail — 6.4%
67,386	Home Depot (The), Inc.	11,021,654
133,830	Lowe’s Cos., Inc.	10,698,370

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
143,384	TJX (The) Cos., Inc.	$10,571,703
		32,291,727

	Technology Hardware, Storage & Peripherals — 2.0%
65,761	Apple, Inc.	10,135,085

	Tobacco — 1.7%
134,596	Altria Group, Inc.	8,536,078

	Total Investments — 100.0%	501,742,120
	(Cost $446,837,972) (b)
	Net Other Assets and Liabilities — 0.0%	157,005
	Net Assets — 100.0%	$501,899,125

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $61,185,289 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,281,141. The net unrealized appreciation was $54,904,148.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$501,742,120	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.6%
78,532	Boeing (The) Co.	$19,963,620
65,089	Lockheed Martin Corp.	20,196,466
174,755	United Technologies Corp.	20,285,560
		60,445,646

	Air Freight & Logistics — 1.1%
270,189	C.H. Robinson Worldwide, Inc.	20,561,383
168,947	United Parcel Service, Inc., Class B	20,288,845
		40,850,228

	Automobiles — 0.5%
165,103	Toyota Motor Corp., ADR	19,675,325

	Banks — 7.3%
244,554	Bank of Hawaii Corp.	20,386,021
266,338	Bank of Montreal	20,164,450
310,134	Bank of Nova Scotia (The)	19,926,110
440,606	BB&T Corp.	20,682,046
224,639	Canadian Imperial Bank of Commerce	19,660,405
217,895	Cullen/Frost Bankers, Inc.	20,682,593
212,201	JPMorgan Chase & Co.	20,267,318
192,916	Park National Corp.	20,832,999
1,142,595	People’s United Financial, Inc.	20,726,673
149,583	PNC Financial Services Group (The), Inc.	20,159,301
261,729	Royal Bank of Canada	20,244,738
355,321	Toronto-Dominion (The) Bank	19,993,913
372,556	U.S. Bancorp	19,965,276
369,654	Wells Fargo & Co.	20,386,418
		284,078,261

	Beverages — 3.1%
170,935	Anheuser-Busch InBev S.A/N.V., ADR	20,392,545
437,130	Coca-Cola (The) Co.	19,675,221
151,228	Diageo PLC, ADR	19,981,756
227,116	Dr Pepper Snapple Group, Inc.	20,092,953
242,916	Molson Coors Brewing Co., Class B	19,831,662
178,421	PepsiCo, Inc.	19,881,452
		119,855,589

	Biotechnology — 0.5%
107,212	Amgen, Inc.	19,989,677

	Capital Markets — 1.6%
45,634	BlackRock, Inc.	20,402,505
228,731	T. Rowe Price Group, Inc.	20,734,465
435,704	Thomson Reuters Corp.	19,990,100
		61,127,070

	Chemicals — 1.0%
131,804	Air Products and Chemicals, Inc.	19,931,401

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
145,048	Praxair, Inc.	$20,269,007
		40,200,408

	Commercial Services & Supplies — 1.0%
300,160	Republic Services, Inc.	19,828,570
254,102	Waste Management, Inc.	19,888,563
		39,717,133

	Communications Equipment — 1.0%
592,309	Cisco Systems, Inc.	19,919,352
239,197	Motorola Solutions, Inc.	20,300,649
		40,220,001

	Consumer Finance — 0.5%
322,604	Discover Financial Services	20,801,506

	Containers & Packaging — 1.0%
424,771	Bemis Co., Inc.	19,356,815
411,040	Sonoco Products Co.	20,736,968
		40,093,783

	Distributors — 0.5%
214,252	Genuine Parts Co.	20,493,204

	Diversified Telecommunication Services — 1.5%
510,545	AT&T, Inc.	19,998,048
556,960	TELUS Corp.	20,033,851
400,251	Verizon Communications, Inc.	19,808,422
		59,840,321

	Electric Utilities — 11.2%
257,516	ALLETE, Inc.	19,903,412
472,725	Alliant Energy Corp.	19,651,178
281,148	American Electric Power Co., Inc.	19,747,836
424,043	Avangrid, Inc.	20,108,119
234,587	Duke Energy Corp.	19,686,541
251,954	Edison International	19,443,290
361,166	El Paso Electric Co.	19,954,421
324,912	Eversource Energy	19,637,681
548,548	Fortis, Inc.	19,621,562
590,903	Hawaiian Electric Industries, Inc.	19,718,433
225,246	IDACORP, Inc.	19,805,881
308,456	MGE Energy, Inc.	19,926,258
136,033	NextEra Energy, Inc.	19,935,636
550,666	OGE Energy Corp.	19,840,496
462,862	Otter Tail Corp.	20,065,068
288,244	PG&E Corp.	19,626,534
229,966	Pinnacle West Capital Corp.	19,445,925
434,657	Portland General Electric Co.	19,837,745
516,890	PPL Corp.	19,615,975
407,356	Southern (The) Co.	20,017,474
398,656	Westar Energy, Inc.	19,773,338

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
418,711	Xcel Energy, Inc.	$19,813,405
		435,176,208

	Electrical Equipment — 2.1%
810,246	ABB Ltd., ADR	20,053,588
257,548	Eaton Corp. PLC	19,777,111
313,983	Emerson Electric Co.	19,730,692
175,183	Hubbell, Inc.	20,324,732
		79,886,123

	Energy Equipment & Services — 0.5%
286,759	Schlumberger Ltd.	20,004,308

	Equity Real Estate Investment Trusts — 3.6%
111,388	AvalonBay Communities, Inc.	19,873,847
302,250	Equity Residential	19,927,342
160,034	Federal Realty Investment Trust	19,877,823
1,020,046	Kimco Realty Corp.	19,941,899
93,240	Public Storage	19,952,428
344,772	Realty Income Corp.	19,717,511
124,458	Simon Property Group, Inc.	20,038,983
		139,329,833

	Food & Staples Retailing — 3.1%
245,454	CVS Health Corp.	19,960,319
1,001,632	Kroger (The) Co.	20,092,738
369,244	Sysco Corp.	19,920,714
252,948	Walgreens Boots Alliance, Inc.	19,532,645
252,341	Wal-Mart Stores, Inc.	19,717,926
463,077	Weis Markets, Inc.	20,143,849
		119,368,191

	Food Products — 5.1%
458,399	Archer-Daniels-Midland Co.	19,486,541
428,780	Campbell Soup Co.	20,075,480
596,728	Conagra Brands, Inc.	20,133,603
382,103	General Mills, Inc.	19,777,651
186,960	Hershey (The) Co.	20,410,423
633,443	Hormel Foods Corp.	20,358,858
189,185	J.M. Smucker (The) Co.	19,851,182
311,923	Kellogg Co.	19,454,638
254,684	Kraft Heinz (The) Co.	19,750,744
493,153	Mondelez International, Inc., Class A	20,051,601
		199,350,721

	Gas Utilities — 4.1%
234,972	Atmos Energy Corp.	19,700,053
475,538	New Jersey Resources Corp.	20,043,927
305,625	Northwest Natural Gas Co.	19,682,250
266,975	ONE Gas, Inc.	19,660,039
581,448	South Jersey Industries, Inc.	20,077,399
266,125	Spire, Inc.	19,866,231
418,885	UGI Corp.	19,628,951

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities (Continued)
235,968	WGL Holdings, Inc.	$19,868,506
		158,527,356

	Health Care Equipment & Supplies — 1.0%
379,633	Abbott Laboratories	20,257,217
255,177	Medtronic PLC	19,845,115
		40,102,332

	Health Care Providers & Services — 1.6%
296,596	Cardinal Health, Inc.	19,848,204
698,582	Owens & Minor, Inc.	20,398,594
525,730	Patterson Cos., Inc.	20,319,465
		60,566,263

	Hotels, Restaurants & Leisure — 1.6%
480,113	Cheesecake Factory (The), Inc.	20,222,360
135,199	Cracker Barrel Old Country Store, Inc.	20,498,872
127,816	McDonald’s Corp.	20,026,211
		60,747,443

	Household Durables — 0.5%
422,880	Leggett & Platt, Inc.	20,184,062

	Household Products — 2.1%
153,085	Clorox (The) Co.	20,193,442
273,598	Colgate-Palmolive Co.	19,931,614
169,992	Kimberly-Clark Corp.	20,004,659
215,404	Procter & Gamble (The) Co.	19,597,456
		79,727,171

	Industrial Conglomerates — 1.0%
94,777	3M Co.	19,893,693
795,401	General Electric Co.	19,232,796
		39,126,489

	Insurance — 7.7%
237,037	Aflac, Inc.	19,292,441
328,069	Arthur J. Gallagher & Co.	20,192,647
488,328	Aspen Insurance Holdings Ltd.	19,728,451
210,373	Assurant, Inc.	20,094,829
351,449	Axis Capital Holdings Ltd.	20,141,542
261,694	Cincinnati Financial Corp.	20,037,910
403,321	CNA Financial Corp.	20,266,880
168,215	Erie Indemnity Co., Class A	20,281,683
89,187	Everest Re Group Ltd.	20,369,419
423,149	FNF Group	20,082,652
201,761	Hanover Insurance Group (The), Inc.	19,556,694
351,632	Mercury General Corp.	19,934,018
162,813	Travelers (The) Cos., Inc.	19,947,849
419,682	Validus Holdings Ltd.	20,652,551

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
506,790	XL Group Ltd.	$19,992,865
		300,572,431

	IT Services — 2.1%
183,535	Automatic Data Processing, Inc.	20,064,046
1,395,707	Infosys Ltd., ADR	20,363,365
136,918	International Business Machines Corp.	19,864,063
332,708	Paychex, Inc.	19,949,172
		80,240,646

	Machinery — 2.1%
160,651	Caterpillar, Inc.	20,034,786
119,044	Cummins, Inc.	20,002,963
216,530	Dover Corp.	19,788,677
135,804	Illinois Tool Works, Inc.	20,093,560
		79,919,986

	Media — 1.5%
263,249	Omnicom Group, Inc.	19,498,853
865,361	Shaw Communications, Inc., Class B	19,911,957
208,310	WPP PLC, ADR	19,331,168
		58,741,978

	Multiline Retail — 0.5%
341,122	Target Corp.	20,129,609

	Multi-Utilities — 6.5%
336,353	Ameren Corp.	19,454,657
387,588	Avista Corp.	20,065,431
288,492	Black Hills Corp.	19,868,444
424,043	CMS Energy Corp.	19,641,672
242,858	Consolidated Edison, Inc.	19,593,783
255,993	Dominion Energy, Inc.	19,693,541
182,001	DTE Energy Co.	19,539,627
765,819	MDU Resources Group, Inc.	19,873,003
429,515	Public Service Enterprise Group, Inc.	19,865,069
354,628	SCANA Corp.	17,195,912
170,878	Sempra Energy	19,502,306
303,949	Vectren Corp.	19,990,726
310,906	WEC Energy Group, Inc.	19,518,679
		253,802,850

	Oil, Gas & Consumable Fuels — 2.1%
169,274	Chevron Corp.	19,889,695
246,633	Exxon Mobil Corp.	20,218,973
322,136	Royal Dutch Shell PLC, Class B, ADR	20,146,386
368,565	TOTAL S.A., ADR	19,725,599
		79,980,653

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products — 0.5%
347,349	Unilever PLC, ADR	$20,132,348

	Pharmaceuticals — 4.1%
316,071	Bristol-Myers Squibb Co.	20,146,365
235,968	Eli Lilly and Co.	20,184,703
491,331	GlaxoSmithKline PLC, ADR	19,948,039
152,262	Johnson & Johnson	19,795,583
306,419	Merck & Co., Inc.	19,620,008
231,623	Novartis AG, ADR	19,884,834
562,447	Pfizer, Inc.	20,079,358
399,692	Sanofi, ADR	19,900,665
		159,559,555

	Professional Services — 0.5%
485,598	Nielsen Holdings PLC	20,128,037

	Road & Rail — 0.5%
172,490	Union Pacific Corp.	20,003,665

	Semiconductors & Semiconductor Equipment — 2.6%
238,107	Analog Devices, Inc.	20,517,680
537,477	Intel Corp.	20,467,124
386,914	QUALCOMM, Inc.	20,057,622
538,780	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	20,231,189
228,256	Texas Instruments, Inc.	20,460,868
		101,734,483

	Software — 1.1%
605,050	CA, Inc.	20,196,569
272,623	Microsoft Corp.	20,307,687
		40,504,256

	Specialty Retail — 2.1%
123,973	Home Depot (The), Inc.	20,277,024
251,731	Lowe’s Cos., Inc.	20,123,376
226,884	Tiffany & Co.	20,823,414
404,549	Williams-Sonoma, Inc.	20,170,813
		81,394,627

	Technology Hardware, Storage & Peripherals — 0.5%
588,293	Canon, Inc., ADR	20,190,216

	Textiles, Apparel & Luxury Goods — 0.5%
323,758	VF Corp.	20,581,296

	Thrifts & Mortgage Finance — 1.1%
1,399,621	Capitol Federal Financial, Inc.	20,574,429
1,199,554	Northwest Bancshares, Inc.	20,716,297
		41,290,726

	Tobacco — 1.5%
313,101	Altria Group, Inc.	19,856,865

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco (Continued)
322,187	British American Tobacco PLC, ADR	$20,120,578
176,356	Philip Morris International, Inc.	19,577,280
		59,554,723

	Trading Companies & Distributors — 2.1%
448,522	Fastenal Co.	20,443,633
268,486	MSC Industrial Direct Co., Inc., Class A	20,289,487
111,712	W.W. Grainger, Inc.	20,080,232
125,707	Watsco, Inc.	20,247,626
		81,060,978

	Water Utilities — 0.5%
590,033	Aqua America, Inc.	19,583,195

	Total Investments — 99.8%	3,878,590,910
	(Cost $3,628,416,671) (a)
	Net Other Assets and Liabilities — 0.2%	6,730,662
	Net Assets — 100.0%	$3,885,321,572

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $319,495,050 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $69,320,811. The net unrealized appreciation was $250,174,239.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$3,878,590,910	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.3%
2,682	Boeing (The) Co.	$681,791
5,475	Curtiss-Wright Corp.	572,357
		1,254,148

	Air Freight & Logistics — 1.0%
2,512	FedEx Corp.	566,657

	Airlines — 3.5%
6,645	Alaska Air Group, Inc.	506,814
10,335	Hawaiian Holdings, Inc. (a)	388,079
25,650	JetBlue Airways Corp. (a)	475,295
12,610	SkyWest, Inc.	553,579
		1,923,767

	Auto Components — 1.1%
3,547	Lear Corp.	613,915

	Automobiles — 2.4%
4,929	Thor Industries, Inc.	620,611
14,975	Winnebago Industries, Inc.	670,131
		1,290,742

	Banks — 3.1%
15,473	Citizens Financial Group, Inc.	585,963
7,535	Comerica, Inc.	574,619
9,624	Toronto-Dominion (The) Bank	541,542
		1,702,124

	Biotechnology — 1.0%
2,903	Amgen, Inc.	541,264

	Capital Markets — 3.0%
40,993	BGC Partners, Inc., Class A	593,169
8,573	Piper Jaffray Cos.	508,807
6,666	Raymond James Financial, Inc.	562,144
		1,664,120

	Chemicals — 2.0%
10,753	Chemours (The) Co.	544,209
9,223	Innospec, Inc.	568,598
		1,112,807

	Commercial Services & Supplies — 3.2%
47,537	ACCO Brands Corp. (a)	565,690
29,705	Kimball International, Inc., Class B	587,268
9,686	Viad Corp.	589,878
		1,742,836

	Communications Equipment — 1.2%
53,044	Extreme Networks, Inc. (a)	630,693

	Construction & Engineering — 1.0%
12,337	MasTec, Inc. (a)	572,437

Shares	Description	Value

	Common Stocks (Continued)
	Construction Materials — 1.1%
5,898	Eagle Materials, Inc.	$629,317

	Containers & Packaging — 2.0%
9,118	Berry Global Group, Inc. (a)	516,535
4,828	Packaging Corp. of America	553,675
		1,070,210

	Diversified Consumer Services — 0.9%
14,687	Service Corp. International	506,701

	Diversified Telecommunication Services — 1.0%
15,675	Zayo Group Holdings, Inc. (a)	539,533

	Electric Utilities — 3.9%
6,974	ALLETE, Inc.	539,020
9,783	El Paso Electric Co.	540,511
5,809	Pinnacle West Capital Corp.	491,209
14,032	PNM Resources, Inc.	565,490
		2,136,230

	Electronic Equipment, Instruments & Components — 8.1%
12,928	Insight Enterprises, Inc. (a)	593,654
4,296	Rogers Corp. (a)	572,571
13,541	Sanmina Corp. (a)	503,048
4,684	SYNNEX Corp.	592,573
6,834	TE Connectivity Ltd.	567,632
5,195	Tech Data Corp. (a)	461,576
32,306	Vishay Intertechnology, Inc.	607,353
5,070	Zebra Technologies Corp., Class A (a)	550,500
		4,448,907

	Food Products — 1.9%
8,530	Pinnacle Foods, Inc.	487,660
3,361	Sanderson Farms, Inc.	542,869
		1,030,529

	Gas Utilities — 1.0%
6,925	Southwest Gas Holdings, Inc.	537,518

	Health Care Equipment & Supplies — 1.9%
8,479	Baxter International, Inc.	532,057
6,691	Hill-Rom Holdings, Inc.	495,134
		1,027,191

	Health Care Providers & Services — 4.3%
3,657	Aetna, Inc.	581,500
6,967	Centene Corp. (a)	674,197
2,911	Cigna Corp.	544,182
2,898	UnitedHealth Group, Inc.	567,573
		2,367,452

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 5.1%
2,937	Churchill Downs, Inc.	$605,609
8,602	Dave & Buster’s Entertainment, Inc. (a)	451,433
4,699	Marriott Vacations Worldwide Corp.	585,167
4,810	Royal Caribbean Cruises Ltd.	570,177
36,281	Wendy’s (The) Co.	563,444
		2,775,830

	Household Durables — 1.1%
15,208	D.R. Horton, Inc.	607,255

	Household Products — 1.0%
14,784	Central Garden & Pet Co. (a)	574,211

	Insurance — 1.9%
1,975	Everest Re Group Ltd.	451,070
8,195	Lincoln National Corp.	602,169
		1,053,239

	Internet & Direct Marketing Retail — 1.1%
3,405	Netflix, Inc. (a)	617,497

	Leisure Products — 1.9%
9,414	Brunswick Corp.	526,902
5,463	Hasbro, Inc.	533,571
		1,060,473

	Life Sciences Tools & Services — 1.0%
5,567	Quintiles IMS Holdings, Inc. (a)	529,255

	Machinery — 2.1%
14,963	Allison Transmission Holdings, Inc.	561,561
8,617	Barnes Group, Inc.	606,982
		1,168,543

	Media — 1.9%
13,059	Comcast Corp., Class A	502,511
8,941	Nexstar Media Group, Inc., Class A	557,024
		1,059,535

	Multi-Utilities — 1.0%
8,232	Vectren Corp.	541,419

	Oil, Gas & Consumable Fuels — 2.0%
16,953	Antero Midstream Partners, L.P. (b)	534,528
5,588	Diamondback Energy, Inc. (a)	547,401
		1,081,929

	Paper & Forest Products — 1.1%
22,041	Louisiana-Pacific Corp. (a)	596,870

	Real Estate Management & Development — 1.1%
15,531	CBRE Group, Inc., Class A (a)	588,314

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 1.1%
5,523	Old Dominion Freight Line, Inc.	$608,137

	Semiconductors & Semiconductor Equipment — 14.4%
7,926	Advanced Energy Industries, Inc. (a)	640,104
6,449	Analog Devices, Inc.	555,710
12,400	Applied Materials, Inc.	645,916
7,926	Cirrus Logic, Inc. (a)	422,614
15,739	Intel Corp.	599,341
26,953	Kulicke & Soffa Industries, Inc. (a)	581,376
3,623	Lam Research Corp.	670,400
6,359	Microchip Technology, Inc.	570,911
18,771	Micron Technology, Inc. (a)	738,264
11,192	Microsemi Corp. (a)	576,164
6,612	MKS Instruments, Inc.	624,503
35,824	ON Semiconductor Corp. (a)	661,669
16,671	Teradyne, Inc.	621,662
		7,908,634

	Software — 1.0%
13,802	SS&C Technologies Holdings, Inc.	554,150

	Specialty Retail — 4.3%
6,047	Burlington Stores, Inc. (a)	577,247
4,647	Children’s Place (The), Inc.	549,043
5,683	Lithia Motors, Inc., Class A	683,722
6,992	Lowe’s Cos., Inc.	558,940
		2,368,952

	Technology Hardware, Storage & Peripherals — 1.9%
12,812	NCR Corp. (a)	480,706
6,283	Western Digital Corp.	542,851
		1,023,557

	Trading Companies & Distributors — 2.2%
10,866	AerCap Holdings N.V. (a)	555,361
4,662	United Rentals, Inc. (a)	646,806
		1,202,167

	Wireless Telecommunication Services — 1.9%
66,951	Sprint Corp. (a)	520,879
8,602	T-Mobile US, Inc. (a)	530,399
		1,051,278

	Total Investments — 100.0%	54,880,343
	(Cost $52,084,116) (c)
	Net Other Assets and Liabilities — (0.0)%	(8,180)
	Net Assets — 100.0%	$54,872,163

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,576,217 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $779,990. The net unrealized appreciation was $2,796,227.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$54,880,343	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

September 30, 2017 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty exchange-traded funds. This report covers the eight funds listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)

First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)

First Trust US Equity Opportunities ETF – (NYSE Arca ticker “FPX”)

First Trust NYSE Arca Biotechnology Index Fund – (NYSE Arca ticker “FBT”)

First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)

First Trust Capital Strength ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTCS”)

First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)

First Trust Value Line® 100 Exchange-Traded Fund – (NYSE Arca ticker “FVL”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2017 (Unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2017, is included with each Fund’s Portfolio of Investments.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2017 (Unaudited)

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2017, only FDM, FPX, FBT and FDN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2017 (Unaudited)

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2017 through September 30, 2017) were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of September 30, 2017.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2017 (Unaudited)

Licensing Information

The “Dow Jones Internet Composite IndexSM” and “Dow Jones Select MicroCap IndexSM” are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust. Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing marks have been licensed to SPDJI and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones or their respective affiliates. SPDJI, Dow Jones and their respective affiliates make no representation or warranty, express or implied, to the owners of the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund particularly.

MORNINGSTAR, INC. (“MORNINGSTAR”), DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITIES OF SUCH DAMAGES.

The First Trust US Equity Opportunities ETF is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX®’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX® and of the U.S. IPOX® 100 Index, which is determined, composed and calculated by IPOX® without regard to First Trust or the Fund. IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER AND IPOX®-100 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX® INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

The NYSE Arca Biotechnology IndexSM is a trademark of the NYSE Group, Inc. (“NYSE”) or its affiliates and is licensed for use by First Trust Advisors L.P. The First Trust NYSE Arca Biotechnology Index Fund is not sponsored or endorsed by NYSE. NYSE makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund. NYSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NYSE MAKES NO WARRANTY, EXPRESSED OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE.

The First Trust Capital Strength ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of The Capital Strength IndexTM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of The Capital Strength IndexTM, and certain trade names of the Corporations and the use of The Capital Strength IndexTM, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Fund.

VALUE LINE PUBLISHING LLC’S (“VLP”) ONLY RELATIONSHIP TO FIRST TRUST IS VLP’S LICENSING TO FIRST TRUST OF CERTAIN VLP TRADEMARKS AND TRADE NAMES AND THE VALUE LINE® EQUITY ALLOCATION INDEX, THE VALUE LINE® DIVIDEND INDEX AND VALUE LINE® 100 INDEX (THE “INDEXES”), WHICH ARE COMPOSED BY VLP WITHOUT REGARD TO FIRST TRUST, THE FIRST TRUST VALUE LINE® DIVIDEND INDEX FUND AND THE FIRST TRUST VALUE LINE® 100 EXCHANGE-TRADED FUND (THE “PRODUCTS”) OR ANY INVESTOR. VLP HAS NO OBLIGATION TO TAKE THE NEEDS OF FIRST TRUST OR ANY INVESTOR IN THE PRODUCTS INTO CONSIDERATION IN COMPOSING THE INDEXES.

Additional Information (Continued)

First Trust Exchange-Traded Fund

March 31, 2017 (Unaudited)

VALUE LINE IS A REGISTERED TRADEMARK OF VALUE LINE, INC. THAT IS LICENSED TO FIRST TRUST. THE PRODUCTS ARE NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING LLC, VALUE LINE, INC., OR ANY OF THEIR AFFILIATES. FIRST TRUST IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 1.0%
112,489	American Airlines Group, Inc.	$5,342,103

	Automobiles — 0.9%
13,756	Tesla, Inc. (a)	4,692,172

	Beverages — 1.0%
91,508	Monster Beverage Corp. (a)	5,055,817

	Biotechnology — 9.9%
35,487	Alexion Pharmaceuticals, Inc. (a)	4,978,471
27,666	Amgen, Inc.	5,158,326
16,111	Biogen, Inc. (a)	5,044,676
56,300	BioMarin Pharmaceutical, Inc. (a)	5,239,841
36,483	Celgene Corp. (a)	5,319,951
62,737	Gilead Sciences, Inc.	5,082,952
43,183	Incyte Corp. (a)	5,041,183
11,904	Regeneron Pharmaceuticals, Inc. (a)	5,322,517
32,577	Shire PLC, ADR	4,988,842
33,509	Vertex Pharmaceuticals, Inc. (a)	5,094,708
		51,271,467

	Commercial Services & Supplies — 1.1%
38,451	Cintas Corp.	5,547,710

	Communications Equipment — 1.0%
159,455	Cisco Systems, Inc.	5,362,472

	Food & Staples Retailing — 1.9%
31,904	Costco Wholesale Corp.	5,241,508
63,009	Walgreens Boots Alliance, Inc.	4,865,555
		10,107,063

	Food Products — 2.0%
63,896	Kraft Heinz (The) Co.	4,955,135
126,878	Mondelez International, Inc., Class A	5,158,859
		10,113,994

	Health Care Equipment & Supplies — 4.0%
87,581	DENTSPLY SIRONA, Inc.	5,238,219
137,933	Hologic, Inc. (a)	5,060,762
32,700	IDEXX Laboratories, Inc. (a)	5,084,523
4,975	Intuitive Surgical, Inc. (a)	5,203,253
		20,586,757

	Health Care Providers & Services — 2.0%
83,378	Express Scripts Holding Co. (a)	5,279,495
62,506	Henry Schein, Inc. (a)	5,124,867
		10,404,362

	Health Care Technology — 1.0%
72,465	Cerner Corp. (a)	5,168,204

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 4.0%
48,992	Marriott International, Inc., Class A	$5,401,858
92,164	Norwegian Cruise Line Holdings Ltd. (a)	4,981,464
94,815	Starbucks Corp.	5,092,514
35,962	Wynn Resorts Ltd.	5,355,461
		20,831,297

	Internet & Direct Marketing Retail — 6.8%
5,222	Amazon.com, Inc. (a)	5,020,170
97,568	Ctrip.com International Ltd., ADR (a)	5,145,736
36,306	Expedia, Inc.	5,225,886
114,659	JD.com, Inc., ADR (a)	4,379,974
112,907	Liberty Interactive Corp. QVC Group, Class A (a)	2,661,218
44,679	Liberty Ventures, Series A (a)	2,571,276
28,210	Netflix, Inc. (a)	5,115,884
2,803	Priceline Group (The), Inc. (a)	5,131,788
		35,251,932

	Internet Software & Services — 7.0%
109,872	Akamai Technologies, Inc. (a)	5,352,964
2,762	Alphabet, Inc., Class A (a)	2,689,415
2,809	Alphabet, Inc., Class C (a)	2,694,140
21,667	Baidu, Inc., ADR (a)	5,366,699
134,560	eBay, Inc. (a)	5,175,177
30,140	Facebook, Inc., Class A (a)	5,150,022
18,174	MercadoLibre, Inc.	4,705,794
18,975	NetEase, Inc., ADR	5,005,795
		36,140,006

	IT Services — 5.1%
48,387	Automatic Data Processing, Inc.	5,289,667
71,961	Cognizant Technology Solutions Corp., Class A	5,220,051
41,740	Fiserv, Inc. (a)	5,382,791
89,396	Paychex, Inc.	5,360,184
82,672	PayPal Holdings, Inc. (a)	5,293,488
		26,546,181

	Leisure Products — 2.0%
53,956	Hasbro, Inc.	5,269,883
324,819	Mattel, Inc.	5,028,198
		10,298,081

	Life Sciences Tools & Services — 0.9%
24,592	Illumina, Inc. (a)	4,898,726

	Machinery — 1.0%
74,207	PACCAR, Inc.	5,368,134

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media — 8.0%
13,923	Charter Communications, Inc., Class A (a)	$5,059,897
140,120	Comcast Corp., Class A	5,391,818
118,549	Discovery Communications, Inc., Class A (a)	2,523,908
126,063	Discovery Communications, Inc., Class C (a)	2,554,036
98,441	DISH Network Corp., Class A (a)	5,338,455
39,790	Liberty Global PLC, Class A (a)	1,349,279
40,795	Liberty Global PLC, Class C (a)	1,333,996
51,526	Liberty Global PLC LiLAC, Class A (a)	1,224,258
52,573	Liberty Global PLC LiLAC, Class C (a)	1,224,951
946,226	Sirius XM Holdings, Inc. (b)	5,223,168
96,243	Twenty-First Century Fox, Inc., Class A	2,538,890
97,975	Twenty-First Century Fox, Inc., Class B	2,526,775
187,495	Viacom, Inc., Class B	5,219,861
		41,509,292

	Multiline Retail — 1.0%
61,664	Dollar Tree, Inc. (a)	5,353,669

	Pharmaceuticals — 1.0%
162,003	Mylan N.V. (a)	5,082,034

	Professional Services — 1.0%
63,727	Verisk Analytics, Inc. (a)	5,301,449

	Road & Rail — 2.1%
98,988	CSX Corp.	5,371,089
51,255	J.B. Hunt Transport Services, Inc.	5,693,405
		11,064,494

	Semiconductors & Semiconductor Equipment — 14.4%
61,745	Analog Devices, Inc.	5,320,567
108,909	Applied Materials, Inc.	5,673,070
20,703	Broadcom Ltd.	5,021,306
140,501	Intel Corp.	5,350,278
52,568	KLA-Tencor Corp.	5,572,208
29,827	Lam Research Corp.	5,519,188
109,709	Maxim Integrated Products, Inc.	5,234,216
57,559	Microchip Technology, Inc.	5,167,647
148,895	Micron Technology, Inc. (a)	5,856,040
28,856	NVIDIA Corp.	5,158,587
99,273	QUALCOMM, Inc.	5,146,312
47,395	Skyworks Solutions, Inc.	4,829,551
61,103	Texas Instruments, Inc.	5,477,273
75,557	Xilinx, Inc.	5,351,702
		74,677,945

Shares	Description	Value

	Common Stocks (Continued)
	Software — 9.9%
79,172	Activision Blizzard, Inc.	$5,107,386
33,478	Adobe Systems, Inc. (a)	4,994,248
45,273	Autodesk, Inc. (a)	5,082,347
156,511	CA, Inc.	5,224,337
45,884	Check Point Software Technologies Ltd. (a)	5,231,694
68,113	Citrix Systems, Inc. (a)	5,232,441
43,302	Electronic Arts, Inc. (a)	5,112,234
36,558	Intuit, Inc.	5,196,354
68,990	Microsoft Corp.	5,139,065
155,056	Symantec Corp.	5,087,387
		51,407,493

	Specialty Retail — 4.1%
24,725	O’Reilly Automotive, Inc. (a)	5,325,023
85,332	Ross Stores, Inc.	5,509,887
82,238	Tractor Supply Co.	5,204,843
23,111	Ulta Beauty, Inc. (a)	5,224,473
		21,264,226

	Technology Hardware, Storage & Peripherals — 2.9%
32,353	Apple, Inc.	4,986,244
156,440	Seagate Technology PLC (b)	5,189,115
58,490	Western Digital Corp.	5,053,536
		15,228,895

	Trading Companies & Distributors — 1.0%
117,901	Fastenal Co.	5,373,928

	Wireless Telecommunication Services — 2.0%
84,849	T-Mobile US, Inc. (a)	5,231,789
181,826	Vodafone Group PLC, ADR	5,174,768
		10,406,557
	Total Common Stocks — 100.0%	519,656,460
	(Cost $455,303,988)

	Money Market Funds — 1.5%
7,502,907	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.87% (c) (d)	7,502,907
	(Cost $7,502,907)

	Total Investments — 101.5%	527,159,367
	(Cost $462,806,895) (e)
	Net Other Assets and Liabilities — (1.5)%	(7,551,331)
	Net Assets — 100.0%	$519,608,036

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,317,846 and the total value of the collateral held by the Fund is $7,502,907.
(c)	Rate shown reflects yield as of September 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $87,077,304 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,724,832. The net unrealized appreciation was $64,352,472.

ADR - American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$519,656,460	$—	$—
Money Market Funds	7,502,907	—	—
Total Investments	$527,159,367	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 3.1%
1,943,102	Cisco Systems, Inc.	$65,346,520

	Health Care Technology — 3.0%
883,924	Cerner Corp. (a)	63,041,460

	Internet Software & Services — 15.2%
1,339,421	Akamai Technologies, Inc. (a)	65,256,591
33,648	Alphabet, Inc., Class A (a)	32,763,731
34,219	Alphabet, Inc., Class C (a)	32,819,785
264,019	Baidu, Inc., ADR (a)	65,394,866
367,223	Facebook, Inc., Class A (a)	62,747,394
231,221	NetEase, Inc., ADR	60,998,412
		319,980,779

	IT Services — 3.0%
876,930	Cognizant Technology Solutions Corp., Class A	63,612,502

	Semiconductors & Semiconductor Equipment — 43.1%
752,210	Analog Devices, Inc.	64,817,936
1,327,877	Applied Materials, Inc.	69,169,113
251,888	Broadcom Ltd.	61,092,915
1,712,658	Intel Corp.	65,218,017
640,332	KLA-Tencor Corp.	67,875,192
363,454	Lam Research Corp.	67,253,528
1,336,037	Maxim Integrated Products, Inc.	63,742,325
700,770	Microchip Technology, Inc.	62,915,131
1,812,885	Micron Technology, Inc. (a)	71,300,767
350,805	NVIDIA Corp.	62,713,410
1,209,647	QUALCOMM, Inc.	62,708,100
577,036	Skyworks Solutions, Inc.	58,799,968
744,128	Texas Instruments, Inc.	66,703,634
920,613	Xilinx, Inc.	65,207,019
		909,517,055

	Software — 23.8%
407,982	Adobe Systems, Inc. (a)	60,862,755
551,657	Autodesk, Inc. (a)	61,929,015
1,906,052	CA, Inc.	63,624,016
558,461	Check Point Software Technologies Ltd. (a)	63,675,723
829,269	Citrix Systems, Inc. (a)	63,704,445
445,558	Intuit, Inc.	63,331,614
840,507	Microsoft Corp.	62,609,366
1,889,531	Symantec Corp.	61,995,512
		501,732,446

	Technology Hardware, Storage & Peripherals — 8.8%
394,163	Apple, Inc.	60,748,402
1,906,965	Seagate Technology PLC	63,254,029

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
712,843	Western Digital Corp.	$61,589,635
		185,592,066

	Total Investments — 100.0%	2,108,822,828
	(Cost $1,713,285,335) (b)
	Net Other Assets and Liabilities — 0.0%	146,508
	Net Assets — 100.0%	$2,108,969,336

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $431,802,035 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $36,264,542. The net unrealized appreciation was $395,537,493.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$2,108,822,828	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Airlines — 1.5%
31,921	American Airlines Group, Inc.	$1,515,928

	Automobiles — 1.4%
3,906	Tesla, Inc. (b)	1,332,337

	Beverages — 1.5%
25,974	Monster Beverage Corp. (b)	1,435,063

	Biotechnology — 14.8%
10,086	Alexion Pharmaceuticals, Inc. (b)	1,414,965
7,861	Amgen, Inc.	1,465,683
4,577	Biogen, Inc. (b)	1,433,150
15,988	BioMarin Pharmaceutical, Inc. (b)	1,488,003
10,362	Celgene Corp. (b)	1,510,987
17,831	Gilead Sciences, Inc.	1,444,668
12,264	Incyte Corp. (b)	1,431,699
3,381	Regeneron Pharmaceuticals, Inc. (b)	1,511,713
9,247	Shire PLC, ADR	1,416,086
9,539	Vertex Pharmaceuticals, Inc. (b)	1,450,310
		14,567,264

	Commercial Services & Supplies — 1.6%
10,916	Cintas Corp.	1,574,961

	Food & Staples Retailing — 2.9%
9,056	Costco Wholesale Corp.	1,487,810
17,896	Walgreens Boots Alliance, Inc.	1,381,929
		2,869,739

	Food Products — 2.9%
18,124	Kraft Heinz (The) Co.	1,405,516
36,004	Mondelez International, Inc., Class A	1,463,923
		2,869,439

	Health Care Equipment & Supplies — 5.9%
24,852	DENTSPLY SIRONA, Inc.	1,486,398
39,168	Hologic, Inc. (b)	1,437,074
9,273	IDEXX Laboratories, Inc. (b)	1,441,859
1,412	Intuitive Surgical, Inc. (b)	1,476,782
		5,842,113

	Health Care Providers & Services — 3.0%
23,699	Express Scripts Holding Co. (b)	1,500,621
17,790	Henry Schein, Inc. (b)	1,458,602
		2,959,223

	Hotels, Restaurants & Leisure — 6.0%
13,910	Marriott International, Inc., Class A	1,533,717
26,135	Norwegian Cruise Line Holdings Ltd. (b)	1,412,597
26,921	Starbucks Corp.	1,445,927

Shares	Description	Value

	Common Stocks (a) (Continued)
	Hotels, Restaurants & Leisure (Continued)
10,210	Wynn Resorts Ltd.	$1,520,473
		5,912,714

	Internet & Direct Marketing Retail — 10.2%
1,483	Amazon.com, Inc. (b)	1,425,682
27,678	Ctrip.com International Ltd., ADR (b)	1,459,738
10,310	Expedia, Inc.	1,484,021
32,587	JD.com, Inc., ADR (b)	1,244,823
32,095	Liberty Interactive Corp. QVC Group, Class A (b)	756,479
12,706	Liberty Ventures, Series A (b)	731,230
8,011	Netflix, Inc. (b)	1,452,795
797	Priceline Group (The), Inc. (b)	1,459,164
		10,013,932

	Internet Software & Services — 2.9%
38,260	eBay, Inc. (b)	1,471,479
5,162	MercadoLibre, Inc.	1,336,597
		2,808,076

	IT Services — 6.2%
13,738	Automatic Data Processing, Inc.	1,501,838
11,848	Fiserv, Inc. (b)	1,527,918
25,376	Paychex, Inc.	1,521,545
23,481	PayPal Holdings, Inc. (b)	1,503,489
		6,054,790

	Leisure Products — 3.0%
15,314	Hasbro, Inc.	1,495,718
92,155	Mattel, Inc.	1,426,560
		2,922,278

	Life Sciences Tools & Services — 1.4%
6,979	Illumina, Inc. (b)	1,390,217

	Machinery — 1.5%
21,047	PACCAR, Inc.	1,522,540

	Media — 12.0%
3,964	Charter Communications, Inc., Class A (b)	1,440,597
39,897	Comcast Corp., Class A	1,535,237
33,655	Discovery Communications, Inc., Class A (b)	716,515
35,806	Discovery Communications, Inc., Class C (b)	725,430
27,912	DISH Network Corp., Class A (b)	1,513,668
11,306	Liberty Global PLC, Class A (b)	383,386
11,592	Liberty Global PLC, Class C (b)	379,058
14,619	Liberty Global PLC LiLAC, Class A (b)	347,347

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Media (Continued)
14,907	Liberty Global PLC LiLAC, Class C (b)	$347,333
268,870	Sirius XM Holdings, Inc. (c)	1,484,162
27,338	Twenty-First Century Fox, Inc., Class A	721,176
27,835	Twenty-First Century Fox, Inc., Class B	717,865
53,247	Viacom, Inc., Class B	1,482,397
		11,794,171

	Multiline Retail — 1.5%
17,504	Dollar Tree, Inc. (b)	1,519,697

	Pharmaceuticals — 1.5%
45,998	Mylan N.V. (b)	1,442,957

	Professional Services — 1.5%
18,090	Verisk Analytics, Inc. (b)	1,504,907

	Road & Rail — 3.2%
28,091	CSX Corp.	1,524,218
14,564	J.B. Hunt Transport Services, Inc.	1,617,769
		3,141,987

	Software — 2.9%
22,466	Activision Blizzard, Inc.	1,449,282
12,290	Electronic Arts, Inc. (b)	1,450,957
		2,900,239

	Specialty Retail — 6.1%
7,016	O’Reilly Automotive, Inc. (b)	1,511,036
24,253	Ross Stores, Inc.	1,566,016
23,391	Tractor Supply Co.	1,480,416
6,562	Ulta Beauty, Inc. (b)	1,483,406
		6,040,874

	Trading Companies & Distributors — 1.6%
33,442	Fastenal Co.	1,524,286

	Wireless Telecommunication Services — 3.0%
24,082	T-Mobile US, Inc. (b)	1,484,896
51,631	Vodafone Group PLC, ADR	1,469,418
		2,954,314
	Total Common Stocks — 100.0%	98,414,046
	(Cost $90,073,335)

Shares	Description	Value

	Money Market Funds — 1.5%
1,384,475	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.87% (d) (e)	$1,384,475
68,076	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.90% (d)	68,076
	Total Money Market Funds — 1.5%	1,452,551
	(Cost $1,452,551)

	Total Investments — 101.5%	99,866,597
	(Cost $91,525,886) (f)
	Net Other Assets and Liabilities — (1.5)%	(1,443,986)
	Net Assets — 100.0%	$98,422,611

(a)

The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,335,746 and the total value of the collateral held by the Fund is $1,384,475.
(d)	Rate shown reflects yield as of September 30, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,790,694 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,449,983. The net unrealized appreciation was $8,340,711.

ADR - American Depositary Receipt

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$98,414,046	$—	$—
Money Market Funds	1,452,551	—	—
Total Investments	$99,866,597	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 4.1%
57,578	Hexcel Corp.	$3,306,129

	Automobiles — 7.4%
17,398	Tesla, Inc. (a)	5,934,458

	Electrical Equipment — 15.2%
35,024	Acuity Brands, Inc.	5,998,911
176,233	Ballard Power Systems, Inc. (a) (b)	824,770
43,374	EnerSys	3,000,180
224,589	Plug Power, Inc. (a) (b)	586,177
106,094	Sunrun, Inc. (a) (b)	588,822
33,865	TPI Composites, Inc. (a)	756,544
114,393	Vivint Solar, Inc. (a) (b)	388,936
		12,144,340

	Electronic Equipment, Instruments & Components — 14.9%
168,240	AVX Corp.	3,067,015
38,676	Itron, Inc. (a)	2,995,456
37,016	Maxwell Technologies, Inc. (a)	189,892
43,602	Universal Display Corp.	5,618,118
		11,870,481

	Independent Power and Renewable Electricity Producers — 13.8%
28,063	8point3 Energy Partners, L.P. (b) (c)	421,787
100,154	Atlantica Yield PLC	1,973,034
54,217	NextEra Energy Partners, L.P. (c)	2,184,403
63,689	NRG Yield, Inc., Class C	1,229,198
49,879	Ormat Technologies, Inc.	3,045,113
87,582	Pattern Energy Group, Inc.	2,110,726
		10,964,261

	Mortgage Real Estate Investment Trusts — 1.6%
51,623	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,258,053

	Oil, Gas & Consumable Fuels — 1.9%
41,457	Green Plains, Inc.	835,358
43,943	Pacific Ethanol, Inc. (a)	243,884
38,665	Renewable Energy Group, Inc. (a)	469,780
		1,549,022

	Semiconductors & Semiconductor Equipment — 39.9%
39,918	Advanced Energy Industries, Inc. (a)	3,223,778
57,966	Canadian Solar, Inc. (a) (b)	976,147
97,623	Cree, Inc. (a)	2,751,992
65,927	First Solar, Inc. (a)	3,024,731
125,292	Integrated Device Technology, Inc. (a)	3,330,261
40,261	JA Solar Holdings Co., Ltd., ADR (a) (b)	306,789

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
23,376	JinkoSolar Holding Co., Ltd., ADR (a) (b)	$583,231
107,251	Microsemi Corp. (a)	5,521,282
362,524	ON Semiconductor Corp. (a)	6,695,818
29,740	Power Integrations, Inc.	2,176,968
42,058	SolarEdge Technologies, Inc. (a) (b)	1,200,756
139,404	SunPower Corp. (a) (b)	1,016,255
48,390	Veeco Instruments, Inc. (a)	1,035,546
		31,843,554

	Software — 1.1%
53,532	Silver Spring Networks, Inc. (a)	865,612
	Total Common Stocks — 99.9%	79,735,910
	(Cost $69,672,293)

	Money Market Funds — 4.9%
3,895,066	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.87% (d) (e)	3,895,066
	(Cost $3,895,066)
	Total Investments — 104.8%	83,630,976
	(Cost $73,567,359) (f)
	Net Other Assets and Liabilities — (4.8)%	(3,865,155)
	Net Assets — 100.0%	$79,765,821

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,819,208 and the total value of the collateral held by the Fund is $3,895,066.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Rate shown reflects yield as of September 30, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,957,372 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,893,755. The net unrealized appreciation was $10,063,617.

ADR - American Depositary Receipt

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$79,735,910	$—	$—
Money Market Funds	3,895,066	—	—
Total Investments	$83,630,976	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Diversified REITs — 8.2%
12,029	Alexander & Baldwin, Inc.	$557,304
10,792	American Assets Trust, Inc.	429,198
11,691	Armada Hoffler Properties, Inc.	161,453
143,518	Colony NorthStar, Inc., Class A	1,802,586
33,236	Empire State Realty Trust, Inc., Class A	682,667
69,431	Forest City Realty Trust, Inc., Class A	1,771,185
7,195	Gladstone Commercial Corp.	160,233
17,515	Global Net Lease, Inc.	383,403
39,532	Gramercy Property Trust	1,195,843
31,389	Investors Real Estate Trust	191,787
18,791	iStar, Inc. (a)	221,734
56,370	Lexington Realty Trust	576,101
38,346	Liberty Property Trust	1,574,487
4,122	One Liberty Properties, Inc.	100,412
5,171	PS Business Parks, Inc.	690,328
16,752	Select Income REIT	392,332
119,321	Spirit Realty Capital, Inc.	1,022,581
43,027	STORE Capital Corp.	1,070,081
253,575	VEREIT, Inc.	2,102,137
20,024	Washington Real Estate Investment Trust	655,986
27,824	WP Carey, Inc.	1,875,059
		17,616,897

	Health Care REITs — 12.8%
19,757	CareTrust REIT, Inc.	376,173
4,453	Community Healthcare Trust, Inc.	120,053
4,955	Global Medical REIT, Inc.	44,496
122,070	HCP, Inc.	3,397,208
32,224	Healthcare Realty Trust, Inc.	1,042,124
52,228	Healthcare Trust of America, Inc., Class A	1,556,394
10,298	LTC Properties, Inc.	483,800
8,275	MedEquities Realty Trust, Inc.	97,231
94,770	Medical Properties Trust, Inc.	1,244,330
10,668	National Health Investors, Inc.	824,530
21,377	New Senior Investment Group, Inc.	195,600
51,341	Omega Healthcare Investors, Inc.	1,638,291
46,297	Physicians Realty Trust	820,846
24,419	Quality Care Properties, Inc. (a)	378,494
41,608	Sabra Health Care REIT, Inc.	912,880
61,832	Senior Housing Properties Trust	1,208,816
3,254	Universal Health Realty Income Trust	245,644
92,705	Ventas, Inc.	6,037,877
96,018	Welltower, Inc.	6,748,145
		27,372,932

	Hotel & Resort REITs — 6.4%
54,576	Apple Hospitality REIT, Inc.	1,032,032
8,314	Ashford Hospitality Prime, Inc.	78,983
23,080	Ashford Hospitality Trust, Inc.	153,943
10,213	Chatham Lodging Trust	217,741
15,643	Chesapeake Lodging Trust	421,892

Shares	Description	Value

	Common Stocks (Continued)
	Hotel & Resort REITs (Continued)
52,139	DiamondRock Hospitality Co.	$570,922
10,236	Hersha Hospitality Trust	191,106
42,759	Hospitality Properties Trust	1,218,204
192,634	Host Hotels & Resorts, Inc.	3,561,803
29,471	LaSalle Hotel Properties	855,248
37,459	Park Hotels & Resorts, Inc.	1,032,370
17,948	Pebblebrook Hotel Trust	648,641
45,494	RLJ Lodging Trust	1,000,868
13,325	Ryman Hospitality Properties, Inc.	832,679
27,131	Summit Hotel Properties, Inc.	433,825
58,656	Sunstone Hotel Investors, Inc.	942,602
27,781	Xenia Hotels & Resorts, Inc.	584,790
		13,777,649

	Industrial REITs — 7.7%
24,228	DCT Industrial Trust, Inc.	1,403,286
92,596	Duke Realty Corp.	2,668,617
8,930	EastGroup Properties, Inc.	786,912
31,195	First Industrial Realty Trust, Inc.	938,657
19,350	Monmouth Real Estate Investment Corp.	313,276
138,443	Prologis, Inc.	8,785,593
18,513	Rexford Industrial Realty, Inc.	529,842
24,008	STAG Industrial, Inc.	659,500
13,630	Terreno Realty Corp.	493,133
		16,578,816

	Office REITs — 13.6%
24,371	Alexandria Real Estate Equities, Inc.	2,899,418
40,169	Boston Properties, Inc.	4,935,967
45,654	Brandywine Realty Trust	798,488
7,088	City Office REIT, Inc.	97,602
31,557	Columbia Property Trust, Inc.	686,996
25,891	Corporate Office Properties Trust	850,002
109,323	Cousins Properties, Inc.	1,021,077
39,852	Douglas Emmett, Inc.	1,570,966
10,133	Easterly Government Properties, Inc.	209,449
32,300	Equity Commonwealth (a)	981,920
27,912	Franklin Street Properties Corp.	296,425
25,039	Government Properties Income Trust	469,982
26,872	Highwoods Properties, Inc.	1,399,763
40,425	Hudson Pacific Properties, Inc.	1,355,450
24,306	JBG SMITH Properties (a)	831,508
25,604	Kilroy Realty Corp.	1,820,956
23,386	Mack-Cali Realty Corp.	554,482
14,384	NorthStar Realty Europe Corp.	184,259
52,828	Paramount Group, Inc.	845,248
11,275	Parkway, Inc.	259,663
37,871	Piedmont Office Realty Trust, Inc., Class A	763,479
25,761	SL Green Realty Corp.	2,610,105
12,453	Tier REIT, Inc.	240,343
44,879	Vornado Realty Trust	3,450,298
		29,133,846

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Residential REITs — 17.1%
35,512	American Campus Communities, Inc.	$1,567,855
59,486	American Homes 4 Rent, Class A	1,291,441
40,873	Apartment Investment & Management Co., Class A	1,792,690
35,943	AvalonBay Communities, Inc.	6,412,950
6,297	Bluerock Residential Growth REIT, Inc.	69,645
24,056	Camden Property Trust	2,199,921
3,941	Clipper Realty, Inc.	42,208
19,053	Education Realty Trust, Inc.	684,574
22,647	Equity LifeStyle Properties, Inc.	1,926,807
95,611	Equity Residential	6,303,633
17,177	Essex Property Trust, Inc.	4,363,473
21,252	Independence Realty Trust, Inc.	216,133
20,261	Invitation Homes, Inc.	458,912
29,572	Mid-America Apartment Communities, Inc.	3,160,655
4,989	NexPoint Residential Trust, Inc.	118,389
8,504	Preferred Apartment Communities, Inc., Class A	160,556
33,398	Starwood Waypoint Homes	1,214,685
20,563	Sun Communities, Inc.	1,761,838
69,649	UDR, Inc.	2,648,751
8,029	UMH Properties, Inc.	124,851
		36,519,967

	Retail REITs — 19.3%
21,776	Acadia Realty Trust	623,229
7,454	Agree Realty Corp.	365,842
984	Alexander’s, Inc.	417,305
79,363	Brixmor Property Group, Inc.	1,492,024
44,536	CBL & Associates Properties, Inc.	373,657
20,374	Cedar Realty Trust, Inc.	114,502
79,463	DDR Corp.	727,881
18,808	Federal Realty Investment Trust	2,336,142
8,514	Getty Realty Corp.	243,586
163,004	GGP, Inc.	3,385,593
110,797	Kimco Realty Corp.	2,166,081
21,759	Kite Realty Group Trust	440,620
28,344	Macerich (The) Co.	1,558,070
38,845	National Retail Properties, Inc.	1,618,283
18,176	Pennsylvania Real Estate Investment Trust	190,666
20,658	Ramco-Gershenson Properties Trust	268,761
71,341	Realty Income Corp.	4,079,992
38,516	Regency Centers Corp.	2,389,533
28,562	Retail Opportunity Investments Corp.	542,964
60,114	Retail Properties of America, Inc., Class A	789,297
3,121	Saul Centers, Inc.	193,221
6,543	Seritage Growth Properties, Class A	301,436
80,910	Simon Property Group, Inc.	13,027,319
24,717	Tanger Factory Outlet Centers, Inc.	603,589
15,802	Taubman Centers, Inc.	785,359

Shares	Description	Value

	Common Stocks (Continued)
	Retail REITs (Continued)
27,552	Urban Edge Properties	$664,554
7,739	Urstadt Biddle Properties, Inc., Class A	167,936
48,354	Washington Prime Group, Inc.	402,789
31,087	Weingarten Realty Investors	986,701
2,258	Wheeler Real Estate Investment Trust, Inc.	26,080
10,027	Whitestone REIT	130,852
		41,413,864

	Specialized REITs — 14.5%
30,762	CoreCivic, Inc.	823,499
8,900	CoreSite Realty Corp.	995,910
46,898	CubeSmart	1,217,472
23,763	CyrusOne, Inc.	1,400,354
53,261	Digital Realty Trust, Inc.	6,302,374
16,681	EPR Properties	1,163,333
32,775	Extra Space Storage, Inc.	2,619,378
8,576	Farmland Partners, Inc.	77,527
15,929	Four Corners Property Trust, Inc.	396,951
51,991	Gaming and Leisure Properties, Inc.	1,917,948
32,285	GEO Group (The), Inc.	868,466
2,811	Gladstone Land Corp.	38,286
10,140	InfraREIT, Inc.	226,832
68,820	Iron Mountain, Inc.	2,677,098
12,121	Life Storage, Inc.	991,619
11,520	National Storage Affiliates Trust	279,245
38,952	Public Storage	8,335,338
12,670	QTS Realty Trust, Inc., Class A	663,401
		30,995,031
	Total Common Stocks — 99.6%	213,409,002
	(Cost $229,170,292)

	Money Market Funds — 0.1%
238,155	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.90% (b)	238,155
	(Cost $238,155)

	Total Investments — 99.7%	213,647,157
	(Cost $229,408,447) (c)
	Net Other Assets and Liabilities — 0.3%	634,471
	Net Assets — 100.0%	$214,281,628

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2017.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,483,150 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,244,440. The net unrealized depreciation was $15,761,290.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$213,409,002	$—	$—
Money Market Funds	238,155	—	—
Total Investments	$213,647,157	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Water ETF (FIW)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Building Products — 6.0%
175,030	A.O. Smith Corp.	$10,402,033
250,577	Advanced Drainage Systems, Inc.	5,074,184
		15,476,217

	Chemicals — 5.7%
249,679	Calgon Carbon Corp.	5,343,130
73,124	Ecolab, Inc.	9,404,478
		14,747,608

	Commercial Services & Supplies — 3.1%
171,610	Tetra Tech, Inc.	7,988,445

	Construction & Engineering — 9.3%
254,598	AECOM (a)	9,371,752
224,907	Aegion Corp. (a)	5,235,835
59,415	Valmont Industries, Inc.	9,393,512
		24,001,099

	Construction Materials — 1.6%
917,494	Forterra, Inc. (a) (b)	4,128,723

	Electronic Equipment, Instruments & Components — 5.5%
106,181	Badger Meter, Inc.	5,202,869
117,480	Itron, Inc. (a)	9,098,826
		14,301,695

	Health Care Equipment & Supplies — 7.7%
116,848	Danaher Corp.	10,023,222
62,713	IDEXX Laboratories, Inc. (a)	9,751,244
		19,774,466

	Industrial Conglomerates — 4.0%
42,259	Roper Technologies, Inc.	10,285,841

	Life Sciences Tools & Services — 3.7%
150,610	Agilent Technologies, Inc.	9,669,162

	Machinery — 32.0%
217,135	Flowserve Corp.	9,247,780
126,426	Franklin Electric Co., Inc.	5,670,206
160,109	Gorman-Rupp (The) Co.	5,214,750
82,901	IDEX Corp.	10,069,985
56,298	Lindsay Corp.	5,173,786
163,383	Mueller Industries, Inc.	5,710,236
609,724	Mueller Water Products, Inc., Class A	7,804,467
157,090	Pentair PLC	10,675,836
306,139	Rexnord Corp. (a)	7,778,992
78,991	Watts Water Technologies, Inc., Class A	5,466,177

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
157,040	Xylem, Inc.	$9,835,415
		82,647,630

	Water Utilities — 21.4%
148,288	American States Water Co.	7,303,184
120,488	American Water Works Co., Inc.	9,748,684
255,360	Aqua America, Inc.	8,475,399
200,929	AquaVenture Holdings Ltd. (a) (b)	2,712,542
195,209	California Water Service Group	7,447,223
478,285	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	5,002,861
56,160	Connecticut Water Service, Inc.	3,330,288
80,203	Middlesex Water Co.	3,149,572
87,815	SJW Group	4,970,329
92,586	York Water (The) Co.	3,138,665
		55,278,747
	Total Common Stocks — 100.0%	258,299,633
	(Cost $219,339,540)

	Money Market Funds — 1.3%
3,276,353	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.87% (c) (d)	3,276,353
128,957	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.90% (c)	128,957
	Total Money Market Funds — 1.3%	3,405,310
	(Cost $3,405,310)

	Total Investments — 101.3%	261,704,943
	(Cost $222,744,850) (e)
	Net Other Assets and Liabilities — (1.3)%	(3,322,593)
	Net Assets — 100.0%	$258,382,350

See Notes to Portfolio of Investments

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,220,236 and the total value of the collateral held by the Fund is $3,276,353.
(c)	Rate shown reflects yield as of September 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $41,248,831 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,288,738. The net unrealized appreciation was $38,960,093.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$258,299,633	$—	$—
Money Market Funds	3,405,310	—	—
Total Investments	$261,704,943	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.9%
	Energy Equipment & Services — 0.8%
70,012	Unit Corp. (a)	$1,440,847

	Gas Utilities — 2.0%
59,794	National Fuel Gas Co.	3,384,939

	Oil, Gas & Consumable Fuels — 96.1%
236,270	Anadarko Petroleum Corp.	11,541,789
68,558	Antero Midstream GP, L.P. (b)	1,403,382
44,765	Antero Midstream Partners, L.P. (c)	1,411,440
269,250	Antero Resources Corp. (a)	5,358,075
59,344	Boardwalk Pipeline Partners, L.P. (c)	872,357
293,693	Cabot Oil & Gas Corp.	7,856,288
69,615	Cimarex Energy Co.	7,913,137
77,303	Concho Resources, Inc. (a)	10,182,351
167,029	Continental Resources, Inc. (a)	6,448,990
47,080	DCP Midstream, L.P. (c)	1,630,851
290,586	Devon Energy Corp.	10,667,412
749,920	Encana Corp.	8,834,058
135,567	Enerplus Corp.	1,338,046
78,582	EnLink Midstream Partners, L.P. (c)	1,317,034
120,190	EQT Corp.	7,841,196
35,301	EQT Midstream Partners, L.P. (c)	2,646,516
277,823	Gulfport Energy Corp. (a)	3,983,982
124,470	Matador Resources Co. (a)	3,379,361
115,732	MPLX, L.P. (c)	4,051,777
217,893	Murphy Oil Corp.	5,787,238
237,725	Newfield Exploration Co. (a)	7,053,301
353,229	Noble Energy, Inc.	10,017,574
97,768	PDC Energy, Inc. (a)	4,793,565
388,742	QEP Resources, Inc. (a)	3,331,519
368,306	Range Resources Corp.	7,207,748
36,030	SandRidge Energy, Inc. (a)	723,843
233,312	SM Energy Co.	4,138,955
1,006,162	Southwestern Energy Co. (a)	6,147,650
50,933	Spectra Energy Partners, L.P. (c)	2,260,407
233,556	SRC Energy, Inc. (a)	2,258,487
283,291	Ultra Petroleum Corp. (a)	2,456,133
23,637	Vermilion Energy, Inc. (b)	841,004
61,704	Western Gas Partners, L.P. (c)	3,164,181
100,810	Williams Partners, L.P. (c)	3,921,509
		162,781,156
	Total Common Stocks — 98.9%	167,606,942
	(Cost $188,017,697)

Shares	Description	Value

	Money Market Funds — 2.0%
1,452,425	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.87% (d) (e)	$1,452,425
1,921,847	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.90% (d)	1,921,847
	Total Money Market Funds — 2.0%	3,374,272
	(Cost $3,374,272)

	Total Investments — 100.9%	170,981,214
	(Cost $191,391,969) (f)
	Net Other Assets and Liabilities — (0.9)%	(1,573,747)
	Net Assets — 100.0%	$169,407,467

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,425,748 and the total value of the collateral held by the Fund is $1,452,425.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Rate shown reflects yield as of September 30, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,141,259 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $26,552,014. The net unrealized depreciation was $20,410,755.

See Notes to Portfolio of Investments

First Trust Natural Gas ETF (FCG)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$167,606,942	$—	$—
Money Market Funds	3,374,272	—	—
Total Investments	$170,981,214	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Chindia ETF (FNI)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Air Freight & Logistics — 0.6%
146,951	ZTO Express Cayman, Inc., ADR (a) (b)	$2,063,192

	Automobiles — 3.1%
331,736	Tata Motors Ltd., ADR (b)	10,373,385

	Banks — 12.9%
243,523	HDFC Bank Ltd., ADR	23,468,312
2,370,904	ICICI Bank Ltd., ADR	20,294,938
		43,763,250

	Biotechnology — 2.2%
57,142	BeiGene Ltd., ADR (a) (b)	5,911,911
18,452	China Biologic Products Holdings Inc. (b)	1,702,566
		7,614,477

	Capital Markets — 0.7%
76,585	Noah Holdings Ltd., ADR (a) (b)	2,459,144

	Diversified Consumer Services — 3.8%
85,708	New Oriental Education & Technology Group, Inc., ADR	7,564,588
108,179	TAL Education Group, ADR	3,646,714
122,590	Tarena International, Inc., ADR (a)	1,783,685
		12,994,987

	Diversified Telecommunication Services — 1.2%
42,329	China Telecom Corp., Ltd., ADR (a)	2,163,858
145,628	China Unicom (Hong Kong) Ltd., ADR (a) (b)	2,043,161
		4,207,019

	Electronic Equipment, Instruments & Components — 0.8%
131,329	Hollysys Automation Technologies Ltd.	2,838,020

	Hotels, Restaurants & Leisure — 2.9%
27,485	China Lodging Group Ltd., ADR (b)	3,265,768
270,547	Melco Resorts & Entertainment Ltd., ADR	6,525,593
		9,791,361

	Independent Power and Renewable Electricity Producers — 0.5%
66,411	Huaneng Power International, Inc., ADR (a)	1,621,757

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 0.6%
128,831	China Life Insurance Co., Ltd., ADR (a)	$1,938,907

	Internet & Direct Marketing Retail — 11.6%
223,565	Ctrip.com International Ltd., ADR (b)	11,790,818
534,131	JD.com, Inc., ADR (b)	20,403,804
190,905	MakeMyTrip Ltd. (a) (b)	5,488,519
169,761	Vipshop Holdings Ltd., ADR (b)	1,492,199
		39,175,340

	Internet Software & Services — 30.0%
48,836	58.com, Inc., ADR (b)	3,083,505
174,596	Alibaba Group Holding Ltd., ADR (b)	30,154,475
49,551	Autohome, Inc., ADR (a) (b)	2,977,024
114,891	Baidu, Inc., ADR (b)	28,457,352
102,186	Baozun, Inc., ADR (a) (b)	3,347,613
79,723	Bitauto Holdings Ltd., ADR (a) (b)	3,562,024
617,629	Fang Holdings Ltd., ADR (a) (b)	2,501,397
55,204	Momo, Inc., ADR (b)	1,730,093
42,902	NetEase, Inc., ADR	11,317,977
21,434	SINA Corp. (b)	2,457,408
46,779	Sohu.com, Inc. (b)	2,547,117
28,558	Weibo Corp., ADR (b)	2,825,529
90,593	Yirendai Ltd., ADR (a)	3,799,470
35,994	YY, Inc., ADR (b)	3,123,559
		101,884,543

	IT Services — 11.9%
1,415,976	Infosys Ltd., ADR	20,659,090
2,266,764	Wipro Ltd., ADR (a)	12,875,219
183,450	WNS (Holdings) Ltd., ADR (b)	6,695,925
		40,230,234

	Marine — 0.9%
404,613	Seaspan Corp.	2,868,706

	Media — 0.9%
218,745	Eros International PLC (a) (b)	3,128,054

	Metals & Mining — 2.4%
412,209	Vedanta Ltd., ADR	7,980,366

	Oil, Gas & Consumable Fuels — 3.2%
25,582	China Petroleum & Chemical Corp., ADR	1,938,093
54,176	CNOOC Ltd., ADR	7,026,627
31,674	PetroChina Co., Ltd., ADR (a)	2,030,620
		10,995,340

See Notes to Portfolio of Investments

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 3.3%
316,196	Dr. Reddy’s Laboratories Ltd., ADR	$11,281,873

	Professional Services — 0.9%
48,174	51job, Inc., ADR (b)	2,919,826

	Semiconductors & Semiconductor Equipment — 1.5%
117,577	JinkoSolar Holding Co., Ltd., ADR (a) (b)	2,933,546
405,393	Semiconductor Manufacturing International Corp., ADR (b)	2,253,985
		5,187,531

	Software — 0.4%
174,850	Cheetah Mobile, Inc., ADR (a) (b)	1,470,489

	Wireless Telecommunication Services — 3.4%
230,091	China Mobile Ltd., ADR	11,635,702
	Total Common Stocks — 99.7%	338,423,503
	(Cost $282,263,587)

	Money Market Funds — 8.8%
29,742,317	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.87% (c) (d)	29,742,317
	(Cost $29,742,317)

	Total Investments — 108.5%	368,165,820
	(Cost $312,005,904) (e)
	Net Other Assets and Liabilities — (8.5)%	(28,846,204)
	Net Assets — 100.0%	$339,319,616

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $29,061,936 and the total value of the collateral held by the Fund is $29,742,317.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $67,603,100 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,443,184. The net unrealized appreciation was $56,159,916.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$338,423,503	$—	$—
Money Market Funds	29,742,317	—	—
Total Investments	$368,165,820	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

Country Allocation as a percentage of net assets**:
Cayman Islands	52.3%
India	31.5
United States	9.5
Hong Kong	6.1
China	2.9
Jersey	2.0
Mauritius	1.6
Isle of Man	0.9
Marshall Islands	0.9
Virgin Islands	0.8
Net Other Assets and Liabilities	(8.5)
100.0%

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 88.1%
33,060	1st Source Corp.	$1,679,448
25,994	Access National Corp.	744,988
16,778	Allegiance Bancshares, Inc. (a)	617,430
11,017	American National Bankshares, Inc.	453,900
47,454	Ameris Bancorp	2,277,792
17,738	Arrow Financial Corp.	609,300
32,711	Atlantic Capital Bancshares, Inc. (a)	593,705
40,553	BancFirst Corp.	2,301,383
71,205	Bancorp (The), Inc. (a)	588,865
7,861	Bank of Marin Bancorp	538,478
163,370	Bank of the Ozarks	7,849,928
42,297	Banner Corp.	2,591,960
34,245	Blue Hills Bancorp, Inc.	657,504
83,391	BOK Financial Corp.	7,428,470
107,185	Boston Private Financial Holdings, Inc.	1,773,912
25,127	Bridge Bancorp, Inc.	853,062
97,653	Brookline Bancorp, Inc.	1,513,621
21,671	Bryn Mawr Bank Corp.	949,190
19,776	Camden National Corp.	863,025
20,646	Carolina Financial Corp.	740,778
102,983	Cathay General Bancorp	4,139,917
76,519	CenterState Bank Corp.	2,050,709
15,565	Central Valley Community Bancorp	347,099
90,692	Chemical Financial Corp.	4,739,564
15,523	Citizens & Northern Corp.	381,245
19,907	City Holding Co.	1,431,512
12,964	Civista Bancshares, Inc. (b)	289,616
19,485	CNB Financial Corp.	532,330
53,258	CoBiz Financial, Inc.	1,045,987
74,421	Columbia Banking System, Inc.	3,133,868
129,546	Commerce Bancshares, Inc.	7,483,872
22,530	Community Trust Bancorp, Inc.	1,047,645
40,812	ConnectOne Bancorp, Inc.	1,003,975
140,416	CVB Financial Corp.	3,393,855
43,564	Eagle Bancorp, Inc. (a)	2,920,966
184,185	East West Bancorp, Inc.	11,010,579
14,768	Enterprise Bancorp, Inc.	536,226
29,910	Enterprise Financial Services Corp.	1,266,688
15,321	Equity Bancshares, Inc., Class A (a)	545,121
9,579	Farmers Capital Bank Corp.	402,797
34,519	Farmers National Banc Corp.	519,511
34,041	Fidelity Southern Corp.	804,729
19,283	Financial Institutions, Inc.	555,350
31,458	First Bancorp	1,082,470
13,797	First Bancorp, Inc.	418,187
57,937	First Busey Corp.	1,816,904
14,029	First Citizens BancShares, Inc., Class A	5,245,303
21,693	First Community Bancshares, Inc.	631,483
20,326	First Connecticut Bancorp, Inc.	543,721
79,228	First Financial Bancorp	2,071,812
84,351	First Financial Bankshares, Inc. (b)	3,812,665

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
15,581	First Financial Corp.	$741,656
43,933	First Foundation, Inc. (a)	785,961
177,885	First Hawaiian, Inc.	5,388,137
42,399	First Interstate BancSystem, Inc., Class A	1,621,762
62,617	First Merchants Corp.	2,688,148
130,965	First Midwest Bancorp, Inc.	3,067,200
31,080	First of Long Island (The) Corp.	946,386
36,718	Flushing Financial Corp.	1,091,259
223,007	Fulton Financial Corp.	4,181,381
29,228	German American Bancorp, Inc.	1,111,541
99,432	Glacier Bancorp, Inc.	3,754,552
17,894	Great Southern Bancorp, Inc.	995,801
47,439	Green Bancorp, Inc. (a)	1,121,932
36,211	Guaranty Bancorp	1,006,666
108,026	Hancock Holding Co.	5,233,860
41,311	Hanmi Financial Corp.	1,278,575
40,947	HarborOne Bancorp, Inc. (a)	770,213
38,136	Heartland Financial USA, Inc.	1,883,918
48,607	Heritage Commerce Corp.	691,678
38,153	Heritage Financial Corp.	1,125,514
182,097	Home BancShares, Inc.	4,592,486
24,152	HomeTrust Bancshares, Inc. (a)	619,499
172,538	Hope Bancorp, Inc.	3,055,648
28,301	Horizon Bancorp	825,540
68,362	IBERIABANK Corp.	5,615,938
34,975	Independent Bank Corp./MA	2,610,884
27,199	Independent Bank Corp./MI	616,057
35,424	Independent Bank Group, Inc.	2,136,067
84,209	International Bancshares Corp.	3,376,781
391,873	Investors Bancorp, Inc.	5,345,148
60,362	Lakeland Bancorp, Inc.	1,231,385
32,117	Lakeland Financial Corp.	1,564,740
61,198	LegacyTexas Financial Group, Inc.	2,443,024
44,887	Live Oak Bancshares, Inc.	1,052,600
43,263	Macatawa Bank Corp.	443,878
32,603	MainSource Financial Group, Inc.	1,169,144
106,931	MB Financial, Inc.	4,814,034
21,012	Mercantile Bank Corp.	733,319
24,342	Midland States Bancorp, Inc.	771,155
15,574	MidWestOne Financial Group, Inc.	525,778
17,935	National Commerce Corp. (a)	767,618
55,466	NBT Bancorp, Inc.	2,036,712
12,576	Nicolet Bankshares, Inc. (a)	723,497
8,809	Northrim BanCorp, Inc.	307,875
15,872	Old Line Bancshares, Inc.	444,416
172,749	Old National Bancorp	3,161,307
37,766	Old Second Bancorp, Inc.	507,953
47,663	Opus Bank (a)	1,143,912
51,061	Pacific Premier Bancorp, Inc. (a)	1,927,553
153,031	PacWest Bancorp	7,729,596
22,751	Peapack-Gladstone Financial Corp.	767,619
23,297	Peoples Bancorp, Inc.	782,546

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
22,891	People’s Utah Bancorp	$742,813
98,996	Pinnacle Financial Partners, Inc.	6,627,782
130,037	Popular, Inc.	4,673,530
18,545	Preferred Bank	1,119,191
16,801	QCR Holdings, Inc.	764,446
62,864	Renasant Corp.	2,696,866
23,731	Republic Bancorp, Inc., Class A	922,899
72,623	Republic First Bancorp, Inc. (a) (b)	671,763
44,589	S&T Bancorp, Inc.	1,764,833
30,577	Sandy Spring Bancorp, Inc.	1,267,111
55,398	Seacoast Banking Corp. of Florida (a)	1,323,458
67,476	ServisFirst Bancshares, Inc.	2,621,443
16,174	Shore Bancshares, Inc.	269,297
17,641	Sierra Bancorp	478,953
41,065	Simmons First National Corp., Class A	2,377,664
37,303	South State Corp.	3,359,135
9,324	Southern First Bancshares, Inc. (a)	338,927
37,406	Southside Bancshares, Inc.	1,360,082
49,672	State Bank Financial Corp.	1,423,103
28,885	Stock Yards Bancorp, Inc.	1,097,630
24,338	Sun Bancorp, Inc.	604,799
63,227	Texas Capital Bancshares, Inc. (a)	5,424,877
79,813	TowneBank	2,673,736
29,223	TriCo Bancshares	1,190,837
36,541	TriState Capital Holdings, Inc. (a)	836,789
26,348	Triumph Bancorp, Inc. (a)	849,723
86,354	Trustmark Corp.	2,860,044
63,751	UMB Financial Corp.	4,748,812
280,711	Umpqua Holdings Corp.	5,476,672
55,717	Union Bankshares Corp.	1,966,810
133,800	United Bankshares, Inc.	4,970,670
90,484	United Community Banks, Inc.	2,582,413
33,990	Univest Corp. of Pennsylvania	1,087,680
28,856	Veritex Holdings, Inc. (a)	777,958
21,939	Washington Trust Bancorp, Inc.	1,256,008
56,128	WesBanco, Inc.	2,302,371
20,664	West Bancorporation, Inc.	504,202
33,535	Westamerica Bancorporation (b)	1,996,674
71,143	Wintrust Financial Corp.	5,571,208
		287,745,503

	IT Services — 0.3%
14,283	Cass Information Systems, Inc.	906,113

	Thrifts & Mortgage Finance — 11.5%
58,553	Bank Mutual Corp.	594,313
96,796	Beneficial Bancorp, Inc.	1,606,814
81,080	BofI Holding, Inc. (a) (b)	2,308,348
12,360	BSB Bancorp, Inc. (a)	370,182
176,186	Capitol Federal Financial, Inc.	2,589,934
19,266	Charter Financial Corp.	356,999
28,426	Clifton Bancorp, Inc.	475,283

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
47,735	Dime Community Bancshares, Inc.	$1,026,302
12,941	First Defiance Financial Corp.	679,273
2,718	Hingham Institution for Savings	517,154
9,436	Home Bancorp, Inc.	394,614
34,271	HomeStreet, Inc. (a)	925,317
105,820	Kearny Financial Corp.	1,624,337
68,734	Meridian Bancorp, Inc.	1,281,889
11,919	Meta Financial Group, Inc.	934,450
62,279	Northfield Bancorp, Inc.	1,080,541
130,654	Northwest Bancshares, Inc.	2,256,395
42,325	OceanFirst Financial Corp.	1,163,514
58,868	Oritani Financial Corp.	988,982
10,953	Southern Missouri Bancorp, Inc.	399,675
12,531	Territorial Bancorp, Inc.	395,604
358,773	TFS Financial Corp.	5,787,008
122,505	TrustCo Bank Corp. NY	1,090,294
63,405	United Community Financial Corp.	608,688
64,747	United Financial Bancorp, Inc.	1,184,223
112,721	Washington Federal, Inc.	3,793,062
37,675	Waterstone Financial, Inc.	734,662
39,608	Western New England Bancorp, Inc.	431,727
40,050	WSFS Financial Corp.	1,952,437
		37,552,021
	Total Common Stocks — 99.9%	326,203,637
	(Cost $306,997,166)

	Money Market Funds — 1.6%
5,230,197	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.87% (c) (d)	5,230,197
	(Cost $5,230,197)

	Total Investments — 101.5%	331,433,834
	(Cost $312,227,363) (e)
	Net Other Assets and Liabilities — (1.5)%	(4,962,246)
	Net Assets — 100.0%	$326,471,588

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $5,128,650 and the total value of the collateral held by the Fund is $5,230,197.
(c)	Rate shown reflects yield as of September 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,936,741 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,730,270. The net unrealized appreciation was $19,206,471.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$326,203,637	$—	$—
Money Market Funds	5,230,197	—	—
Total Investments	$331,433,834	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

September 30, 2017 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty exchange-traded funds. This report covers the nine funds listed below:

First Trust NASDAQ-100 Equal Weighted Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “QQEW”)

First Trust NASDAQ-100-Technology Sector Index Fund – (Nasdaq ticker “QTEC”)

First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (Nasdaq ticker “QQXT”)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (Nasdaq ticker “QCLN”)

First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)

First Trust Water ETF – (NYSE Arca ticker “FIW”)

First Trust Natural Gas ETF – (NYSE Arca ticker “FCG”)

First Trust Chindia ETF – (NYSE Arca ticker “FNI”)

First Trust NASDAQ® ABA Community Bank Index Fund – (Nasdaq ticker “QABA”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using the data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks, real estate investment trusts, master limited partnerships, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2017 (Unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2017, is included with each Fund’s Portfolio of Investments.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2017 (Unaudited)

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2017, QQEW, QQXT, QCLN, FIW, FCG, FNI and QABA have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2017 (Unaudited)

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2017 through September 30, 2017) were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of September 30, 2017.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2017 (Unaudited)

Licensing Information

The First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100-Technology Sector Index Fund (the “Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Technology Sector IndexSM or NASDAQ-100 Ex-Tech Sector IndexSM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Funds is in the licensing of the Nasdaq®, NASDAQ-100®, NASDAQ-100 Index®, NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and NASDAQ-100 Technology Sector IndexSM trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and the NASDAQ-100 Technology Sector IndexSM. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

The First Trust NASDAQ® Clean Edge® Green Energy Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Clean Edge® or their affiliates (Nasdaq and Clean Edge®, collectively with their affiliates, are referred to herein as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations' relationship to First Trust, with respect to the Fund, consists of: (i) the licensing of certain indexes, trade names, trademarks, and service marks and other proprietary data; (ii) the listing and trading of certain exchange-traded funds; and (iii) the calculating of intra-day portfolio values for the Fund's shares. The Corporations neither recommend nor endorse any investment in the Index or the Fund based thereon. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust NASDAQ® ABA Community Bank Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. ("Nasdaq"), American Bankers Association ("ABA") or their affiliates (Nasdaq and ABA, collectively with their affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy of descriptions and disclosures relating to, the Fund. The Corporations' only relationship to First Trust Advisors L.P. is in the licensing of the Nasdaq, OMX®, American Bankers Association, ABA, and NASDAQ OMX® ABA Community Bank IndexSM trademarks, and certain trade names and service marks of the Corporations and the use of the NASDAQ OMX® ABA Community Bank IndexSM which is determined and composed by the Corporations without regard to Licensee or the Fund. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust Chindia ETF, First Trust Natural Gas ETF and First Trust Water ETF are not sponsored, endorsed, sold or promoted by International Securities Exchange, LLC, as Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indexes which are determined, composed and calculated by the Index Provider without regard to First Trust or the Funds.

The S&P REIT Index is a product of S&P Dow Jones Indices LLC (“SPDJI”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”). The foregoing marks have been licensed for use by SPDJI and sublicensed by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by SPDJI or its affiliates, and none of such parties make any representation regarding the advisability of investing in such Fund.

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.3%
152	AAR Corp.	$5,743
130	Astronics Corp. (a)	3,867
53	Axon Enterprise, Inc. (a)	1,202
251	Boeing (The) Co.	63,807
61	BWX Technologies, Inc.	3,417
97	Curtiss-Wright Corp.	10,140
56	Esterline Technologies Corp. (a)	5,048
100	General Dynamics Corp.	20,558
124	HEICO Corp.	11,136
113	Hexcel Corp.	6,488
16	Huntington Ingalls Industries, Inc.	3,623
53	KLX, Inc. (a)	2,805
445	Kratos Defense & Security Solutions, Inc. (a)	5,821
36	Lockheed Martin Corp.	11,170
94	Mercury Systems, Inc. (a)	4,877
37	Moog, Inc., Class A (a)	3,087
48	National Presto Industries, Inc.	5,110
77	Northrop Grumman Corp.	22,154
91	Orbital ATK, Inc.	12,118
205	Spirit AeroSystems Holdings, Inc., Class A	15,933
47	Teledyne Technologies, Inc. (a)	7,481
1,052	Textron, Inc.	56,682
42	Triumph Group, Inc.	1,250
609	Wesco Aircraft Holdings, Inc. (a)	5,725
		289,242

	Air Freight & Logistics — 0.5%
303	Air Transport Services Group, Inc. (a)	7,375
101	Atlas Air Worldwide Holdings, Inc. (a)	6,646
105	Expeditors International of Washington, Inc.	6,285
91	FedEx Corp.	20,528
103	Hub Group, Inc., Class A (a)	4,424
230	XPO Logistics, Inc. (a)	15,589
		60,847

	Airlines — 1.4%
331	Alaska Air Group, Inc.	25,245
922	Delta Air Lines, Inc.	44,459
28	Hawaiian Holdings, Inc. (a)	1,052
651	JetBlue Airways Corp. (a)	12,063
38	SkyWest, Inc.	1,668
798	Southwest Airlines Co.	44,672
288	Spirit Airlines, Inc. (a)	9,622
527	United Continental Holdings, Inc. (a)	32,084
		170,865

	Auto Components — 1.2%
339	American Axle & Manufacturing Holdings, Inc. (a)	5,960
70	BorgWarner, Inc.	3,586

Shares	Description	Value

	Common Stocks (Continued)
	Auto Components (Continued)
183	Cooper Tire & Rubber Co.	$6,844
52	Cooper-Standard Holdings, Inc. (a)	6,031
296	Dana, Inc.	8,276
32	Dorman Products, Inc. (a)	2,292
186	Fox Factory Holding Corp. (a)	8,017
157	Gentex Corp.	3,109
136	Gentherm, Inc. (a)	5,052
425	Goodyear Tire & Rubber (The) Co.	14,131
26	LCI Industries	3,012
349	Lear Corp.	60,405
160	Modine Manufacturing Co. (a)	3,080
76	Standard Motor Products, Inc.	3,667
206	Tenneco, Inc.	12,498
29	Visteon Corp. (a)	3,589
		149,549

	Automobiles — 1.4%
3,544	Ford Motor Co.	42,422
1,419	General Motors Co.	57,299
137	Tesla, Inc. (a)	46,731
142	Thor Industries, Inc.	17,879
189	Winnebago Industries, Inc.	8,458
		172,789

	Banks — 3.2%
28	1st Source Corp.	1,422
82	Ameris Bancorp	3,936
236	Associated Banc-Corp.	5,723
123	Banc of California, Inc.	2,552
27	BancFirst Corp.	1,532
409	Bank of America Corp.	10,364
265	BankUnited, Inc.	9,426
47	Banner Corp.	2,880
35	BOK Financial Corp.	3,118
31	Bryn Mawr Bank Corp.	1,358
31	Camden National Corp.	1,353
445	Citigroup, Inc.	32,369
278	Citizens Financial Group, Inc.	10,528
76	CoBiz Financial, Inc.	1,493
52	Commerce Bancshares, Inc.	3,004
30	Community Trust Bancorp, Inc.	1,395
63	Cullen/Frost Bankers, Inc.	5,980
21	Eagle Bancorp, Inc. (a)	1,408
203	East West Bancorp, Inc.	12,135
210	F.N.B. Corp.	2,946
116	Fidelity Southern Corp.	2,742
764	Fifth Third Bancorp	21,377
24	First Citizens BancShares, Inc., Class A	8,973
171	First Horizon National Corp.	3,275
66	First Merchants Corp.	2,833
99	First Republic Bank	10,342
47	Flushing Financial Corp.	1,397
157	Fulton Financial Corp.	2,944

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
78	German American Bancorp, Inc.	$2,966
36	Glacier Bancorp, Inc.	1,359
49	Great Southern Bancorp, Inc.	2,727
273	Green Bancorp, Inc. (a)	6,456
49	Guaranty Bancorp	1,362
182	Hancock Holding Co.	8,818
50	Heritage Financial Corp.	1,475
50	Hilltop Holdings, Inc.	1,300
223	Investors Bancorp, Inc.	3,042
217	JPMorgan Chase & Co.	20,726
70	Lakeland Bancorp, Inc.	1,428
29	Lakeland Financial Corp.	1,413
218	Live Oak Bancshares, Inc.	5,112
68	MB Financial, Inc.	3,061
39	Midland States Bancorp, Inc.	1,236
40	National Bank Holdings Corp., Class A	1,428
36	Pacific Premier Bancorp, Inc. (a)	1,359
168	People’s United Financial, Inc.	3,048
159	PNC Financial Services Group (The), Inc.	21,428
143	Popular, Inc.	5,139
49	Preferred Bank	2,957
84	QCR Holdings, Inc.	3,822
30	Renasant Corp.	1,287
110	Seacoast Banking Corp. of Florida (a)	2,628
36	ServisFirst Bancshares, Inc.	1,399
21	Signature Bank (a)	2,689
256	Sterling Bancorp	6,310
175	SunTrust Banks, Inc.	10,460
34	SVB Financial Group (a)	6,361
269	Synovus Financial Corp.	12,390
332	TCF Financial Corp.	5,657
38	Texas Capital Bancshares, Inc. (a)	3,260
38	TriCo Bancshares	1,549
157	TriState Capital Holdings, Inc. (a)	3,595
41	Trustmark Corp.	1,358
79	UMB Financial Corp.	5,885
486	Umpqua Holdings Corp.	9,482
48	United Community Banks, Inc.	1,370
504	Valley National Bancorp	6,073
114	Webster Financial Corp.	5,991
358	Wells Fargo & Co.	19,744
121	Western Alliance Bancorp (a)	6,423
117	Wintrust Financial Corp.	9,162
203	Zions Bancorporation	9,578
		403,118

	Beverages — 0.4%
30	Boston Beer (The) Co., Inc., Class A (a)	4,686
29	Coca-Cola Bottling Co. Consolidated	6,257
154	Constellation Brands, Inc., Class A	30,715
57	National Beverage Corp.	7,071
		48,729

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology — 2.5%
273	AbbVie, Inc.	$24,259
103	Alkermes PLC (a)	5,236
186	Alnylam Pharmaceuticals, Inc. (a)	21,853
158	Array BioPharma, Inc. (a)	1,943
50	Bluebird Bio, Inc. (a)	6,867
130	Blueprint Medicines Corp. (a)	9,057
76	Celgene Corp. (a)	11,082
34	Eagle Pharmaceuticals, Inc. (a) (b)	2,028
117	Emergent BioSolutions, Inc. (a)	4,733
88	Epizyme, Inc. (a)	1,676
187	Exact Sciences Corp. (a)	8,811
604	Exelixis, Inc. (a)	14,635
82	FibroGen, Inc. (a)	4,412
133	Foundation Medicine, Inc. (a)	5,347
41	Genomic Health, Inc. (a)	1,316
558	ImmunoGen, Inc. (a)	4,269
299	Immunomedics, Inc. (a)	4,180
79	Incyte Corp. (a)	9,222
234	Ionis Pharmaceuticals, Inc. (a)	11,864
210	Ironwood Pharmaceuticals, Inc. (a)	3,312
88	Juno Therapeutics, Inc. (a)	3,948
366	Keryx Biopharmaceuticals, Inc. (a)	2,599
64	Kite Pharma, Inc. (a)	11,508
11	Ligand Pharmaceuticals, Inc. (a)	1,498
442	MiMedx Group, Inc. (a) (b)	5,251
235	Momenta Pharmaceuticals, Inc. (a)	4,347
118	Portola Pharmaceuticals, Inc. (a)	6,375
361	PTC Therapeutics, Inc. (a)	7,224
81	Regeneron Pharmaceuticals, Inc. (a)	36,217
128	Repligen Corp. (a)	4,905
157	Sarepta Therapeutics, Inc. (a)	7,121
43	TESARO, Inc. (a)	5,551
243	Vanda Pharmaceuticals, Inc. (a)	4,350
385	Vertex Pharmaceuticals, Inc. (a)	58,535
		315,531

	Building Products — 1.2%
158	A.O. Smith Corp.	9,390
36	AAON, Inc.	1,241
110	Allegion PLC	9,512
55	American Woodmark Corp. (a)	5,294
47	Apogee Enterprises, Inc.	2,268
29	Armstrong World Industries, Inc. (a)	1,486
431	Builders FirstSource, Inc. (a)	7,754
170	Continental Building Products, Inc. (a)	4,420
91	Fortune Brands Home & Security, Inc.	6,118
229	Johnson Controls International PLC	9,226
65	Lennox International, Inc.	11,633
1,038	Masco Corp.	40,492
158	NCI Building Systems, Inc. (a)	2,465
222	Owens Corning	17,172
36	Patrick Industries, Inc. (a)	3,027
413	PGT Innovations, Inc. (a)	6,174
74	Ply Gem Holdings, Inc. (a)	1,262

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
62	Quanex Building Products Corp.	$1,423
91	Simpson Manufacturing Co., Inc.	4,463
20	Trex Co., Inc. (a)	1,801
61	Universal Forest Products, Inc.	5,988
		152,609

	Capital Markets — 3.7%
54	Affiliated Managers Group, Inc.	10,251
194	Bank of New York Mellon (The) Corp.	10,286
65	CBOE Holdings, Inc.	6,996
231	Charles Schwab (The) Corp.	10,104
33	Cohen & Steers, Inc.	1,303
782	E*TRADE Financial Corp. (a)	34,103
189	Eaton Vance Corp.	9,331
37	Evercore, Inc., Class A	2,969
18	FactSet Research Systems, Inc.	3,242
94	Federated Investors, Inc., Class B	2,792
1,107	Franklin Resources, Inc.	49,273
329	Greenhill & Co., Inc.	5,461
38	Houlihan Lokey, Inc.	1,487
301	Intercontinental Exchange, Inc.	20,679
70	INTL FCStone, Inc. (a)	2,682
282	Invesco Ltd.	9,881
312	Legg Mason, Inc.	12,265
280	LPL Financial Holdings, Inc.	14,440
59	MarketAxess Holdings, Inc.	10,886
163	Moody’s Corp.	22,691
667	Morgan Stanley	32,129
114	Morningstar, Inc.	9,689
116	MSCI, Inc.	13,560
102	Northern Trust Corp.	9,377
164	PJT Partners, Inc., Class A	6,283
494	Raymond James Financial, Inc.	41,659
204	S&P Global, Inc.	31,887
111	SEI Investments Co.	6,778
65	Stifel Financial Corp.	3,475
534	T. Rowe Price Group, Inc.	48,407
36	Virtus Investment Partners, Inc.	4,178
350	Waddell & Reed Financial, Inc., Class A	7,024
		455,568

	Chemicals — 2.5%
42	AdvanSix, Inc. (a)	1,670
45	Ashland Global Holdings, Inc.	2,943
186	Axalta Coating Systems Ltd. (a)	5,379
278	Cabot Corp.	15,512
88	Calgon Carbon Corp.	1,883
209	Celanese Corp., Series A	21,792
37	Chase Corp.	4,122
314	Chemours (The) Co.	15,892
472	Eastman Chemical Co.	42,711
438	FutureFuel Corp.	6,894
52	H.B. Fuller Co.	3,019
60	Innospec, Inc.	3,699

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
22	International Flavors & Fragrances, Inc.	$3,144
77	Kraton Corp. (a)	3,114
587	LyondellBasell Industries N.V., Class A	58,142
869	Mosaic (The) Co.	18,762
6	NewMarket Corp.	2,555
393	Olin Corp.	13,460
938	Platform Specialty Products Corp. (a)	10,459
68	PolyOne Corp.	2,722
27	Quaker Chemical Corp.	3,995
252	Rayonier Advanced Materials, Inc.	3,452
55	RPM International, Inc.	2,824
37	Sensient Technologies Corp.	2,846
85	Sherwin-Williams (The) Co.	30,433
46	Stepan Co.	3,848
77	Trinseo S.A.	5,167
180	Westlake Chemical Corp.	14,956
		305,395

	Commercial Services & Supplies — 1.0%
454	ACCO Brands Corp. (a)	5,403
117	Brady Corp., Class A	4,440
403	Casella Waste Systems, Inc., Class A (a)	7,576
53	Clean Harbors, Inc. (a)	3,005
187	Copart, Inc. (a)	6,427
215	Deluxe Corp.	15,686
56	Healthcare Services Group, Inc.	3,022
174	Herman Miller, Inc.	6,247
66	HNI Corp.	2,737
67	Interface, Inc.	1,467
71	KAR Auction Services, Inc.	3,390
158	Kimball International, Inc., Class B	3,124
153	McGrath RentCorp	6,694
133	Mobile Mini, Inc.	4,582
33	MSA Safety, Inc.	2,624
49	Multi-Color Corp.	4,016
219	Rollins, Inc.	10,105
87	SP Plus Corp. (a)	3,436
378	Steelcase, Inc., Class A	5,821
78	Stericycle, Inc. (a)	5,586
144	Tetra Tech, Inc.	6,703
38	UniFirst Corp.	5,757
112	Viad Corp.	6,821
		124,669

	Communications Equipment — 1.4%
128	ADTRAN, Inc.	3,072
107	Applied Optoelectronics, Inc. (a) (b)	6,920
99	Arista Networks, Inc. (a)	18,771
357	Ciena Corp. (a)	7,843
1,267	Cisco Systems, Inc.	42,609
156	CommScope Holding Co., Inc. (a)	5,181

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment (Continued)
22	EchoStar Corp., Class A (a)	$1,259
717	Extreme Networks, Inc. (a)	8,525
229	Finisar Corp. (a)	5,077
38	InterDigital, Inc.	2,803
1,422	Juniper Networks, Inc.	39,574
93	Lumentum Holdings, Inc. (a)	5,055
123	NETGEAR, Inc. (a)	5,855
173	NetScout Systems, Inc. (a)	5,597
142	Oclaro, Inc. (a) (b)	1,225
25	Plantronics, Inc.	1,106
114	Ubiquiti Networks, Inc. (a) (b)	6,386
45	ViaSat, Inc. (a)	2,894
126	Viavi Solutions, Inc. (a)	1,192
		170,944

	Construction & Engineering — 0.8%
368	AECOM (a)	13,546
302	Aegion Corp. (a)	7,031
22	Argan, Inc.	1,479
71	Comfort Systems USA, Inc.	2,535
30	Dycom Industries, Inc. (a)	2,576
136	EMCOR Group, Inc.	9,436
195	Fluor Corp.	8,210
27	Granite Construction, Inc.	1,565
109	Jacobs Engineering Group, Inc.	6,351
329	MasTec, Inc. (a)	15,266
53	Primoris Services Corp.	1,559
452	Quanta Services, Inc. (a)	16,891
230	Tutor Perini Corp. (a)	6,532
60	Valmont Industries, Inc.	9,486
		102,463

	Construction Materials — 0.1%
92	Summit Materials, Inc., Class A (a)	2,947
67	US Concrete, Inc. (a)	5,112
		8,059

	Consumer Finance — 1.5%
1,897	Ally Financial, Inc.	46,021
480	Capital One Financial Corp.	40,637
58	Credit Acceptance Corp. (a) (b)	16,250
99	Encore Capital Group, Inc. (a)	4,386
23	FirstCash, Inc.	1,452
715	Navient Corp.	10,739
112	Nelnet, Inc., Class A	5,656
215	OneMain Holdings, Inc. (a)	6,061
70	PRA Group, Inc. (a)	2,006
1,165	Santander Consumer USA Holdings, Inc. (a)	17,906
259	SLM Corp. (a)	2,971
997	Synchrony Financial	30,957
88	World Acceptance Corp. (a)	7,294
		192,336

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 0.8%
68	AptarGroup, Inc.	$5,869
34	Avery Dennison Corp.	3,343
257	Bemis Co., Inc.	11,711
261	Berry Global Group, Inc. (a)	14,786
100	Crown Holdings, Inc. (a)	5,972
648	Graphic Packaging Holding Co.	9,040
107	Greif, Inc., Class A	6,264
124	Owens-Illinois, Inc. (a)	3,120
134	Packaging Corp. of America	15,367
94	Silgan Holdings, Inc.	2,766
231	Sonoco Products Co.	11,654
175	WestRock Co.	9,928
		99,820

	Distributors — 0.2%
40	Core-Mark Holding Co., Inc.	1,286
301	LKQ Corp. (a)	10,833
76	Pool Corp.	8,221
		20,340

	Diversified Consumer Services — 0.5%
174	Adtalem Global Education, Inc.	6,238
116	Bright Horizons Family Solutions, Inc. (a)	10,000
15	Capella Education Co.	1,052
323	Chegg, Inc. (a)	4,793
9	Graham Holdings Co., Class B	5,266
51	Grand Canyon Education, Inc. (a)	4,632
289	H&R Block, Inc.	7,653
221	K12, Inc. (a)	3,943
356	Service Corp. International	12,282
99	Sotheby’s (a)	4,565
43	Strayer Education, Inc.	3,752
		64,176

	Diversified Financial Services — 0.4%
176	Berkshire Hathaway, Inc., Class B (a)	32,264
455	Leucadia National Corp.	11,489
		43,753

	Diversified Telecommunication Services — 0.8%
1,051	AT&T, Inc.	41,168
39	ATN International, Inc.	2,055
2,076	CenturyLink, Inc.	39,237
684	Frontier Communications Corp. (b)	8,064
1,862	Globalstar, Inc. (a) (b)	3,035
598	Iridium Communications, Inc. (a)	6,159
234	ORBCOMM, Inc. (a)	2,450
96	Zayo Group Holdings, Inc. (a)	3,304
		105,472

	Electric Utilities — 3.5%
166	ALLETE, Inc.	12,830

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
222	Alliant Energy Corp.	$9,229
237	Duke Energy Corp.	19,889
507	Edison International	39,125
77	El Paso Electric Co.	4,254
129	Entergy Corp.	9,850
490	Eversource Energy	29,616
1,374	Exelon Corp.	51,759
508	Great Plains Energy, Inc.	15,392
367	Hawaiian Electric Industries, Inc.	12,247
105	IDACORP, Inc.	9,233
212	NextEra Energy, Inc.	31,069
342	OGE Energy Corp.	12,322
67	Otter Tail Corp.	2,904
598	PG&E Corp.	40,718
140	Pinnacle West Capital Corp.	11,838
104	PNM Resources, Inc.	4,191
325	Portland General Electric Co.	14,833
769	PPL Corp.	29,184
828	Southern (The) Co.	40,688
648	Xcel Energy, Inc.	30,663
		431,834

	Electrical Equipment — 0.8%
15	Acuity Brands, Inc.	2,569
47	AZZ, Inc.	2,289
510	Eaton Corp. PLC	39,163
124	Encore Wire Corp.	5,552
123	EnerSys	8,508
37	Generac Holdings, Inc. (a)	1,700
53	Hubbell, Inc.	6,149
182	Regal Beloit Corp.	14,378
139	Sensata Technologies Holding N.V. (a)	6,682
928	Sunrun, Inc. (a) (b)	5,150
69	Thermon Group Holdings, Inc. (a)	1,241
1,130	Vivint Solar, Inc. (a) (b)	3,842
		97,223

	Electronic Equipment, Instruments & Components — 3.1%
34	Anixter International, Inc. (a)	2,890
190	Arrow Electronics, Inc. (a)	15,278
306	Avnet, Inc.	12,026
324	AVX Corp.	5,907
158	Belden, Inc.	12,724
164	Benchmark Electronics, Inc. (a)	5,601
238	CDW Corp.	15,708
140	Cognex Corp.	15,439
66	Coherent, Inc. (a)	15,521
1,650	Corning, Inc.	49,368
54	Dolby Laboratories, Inc., Class A	3,106
18	ePlus, Inc. (a)	1,664
93	Fabrinet (a)	3,447
257	FLIR Systems, Inc.	10,000
116	II-VI, Inc. (a)	4,773
99	Insight Enterprises, Inc. (a)	4,546

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
102	IPG Photonics Corp. (a)	$18,876
59	Itron, Inc. (a)	4,570
306	Jabil, Inc.	8,736
516	KEMET Corp. (a)	10,903
229	Keysight Technologies, Inc. (a)	9,540
72	Littelfuse, Inc.	14,103
26	MTS Systems Corp.	1,390
18	OSI Systems, Inc. (a)	1,645
244	PC Connection, Inc.	6,878
101	Plexus Corp. (a)	5,664
61	Rogers Corp. (a)	8,130
173	Sanmina Corp. (a)	6,427
164	ScanSource, Inc. (a)	7,159
99	SYNNEX Corp.	12,524
630	TE Connectivity Ltd.	52,328
26	Tech Data Corp. (a)	2,310
381	TTM Technologies, Inc. (a)	5,856
136	Universal Display Corp.	17,524
239	Vishay Intertechnology, Inc.	4,493
118	Zebra Technologies Corp., Class A (a)	12,812
		389,866

	Energy Equipment & Services — 0.4%
348	Archrock, Inc.	4,368
54	Dril-Quip, Inc. (a)	2,384
234	Helix Energy Solutions Group, Inc. (a)	1,729
109	Helmerich & Payne, Inc.	5,680
553	McDermott International, Inc. (a)	4,020
116	Oceaneering International, Inc.	3,048
147	Patterson-UTI Energy, Inc.	3,078
1,807	Transocean Ltd. (a)	19,443
		43,750

	Equity Real Estate Investment Trusts — 2.8%
25	Alexandria Real Estate Equities, Inc.	2,974
132	American Homes 4 Rent, Class A	2,866
150	American Tower Corp.	20,502
636	Apple Hospitality REIT, Inc.	12,027
75	Brandywine Realty Trust	1,312
143	CareTrust REIT, Inc.	2,723
784	CBL & Associates Properties, Inc. (b)	6,578
270	Chesapeake Lodging Trust	7,282
59	Columbia Property Trust, Inc.	1,284
539	CoreCivic, Inc.	14,429
26	CoreSite Realty Corp.	2,909
107	CyrusOne, Inc.	6,306
111	DCT Industrial Trust, Inc.	6,429
604	DiamondRock Hospitality Co.	6,614
78	Douglas Emmett, Inc.	3,075
16	EastGroup Properties, Inc.	1,410
471	Equity Commonwealth (a)	14,318

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
69	Equity LifeStyle Properties, Inc.	$5,871
38	Extra Space Storage, Inc.	3,037
158	Four Corners Property Trust, Inc.	3,937
239	Franklin Street Properties Corp.	2,538
79	Gaming and Leisure Properties, Inc.	2,914
101	GEO Group (The), Inc.	2,717
100	Gramercy Property Trust	3,025
931	HCP, Inc.	25,910
357	Hersha Hospitality Trust	6,665
207	InfraREIT, Inc.	4,631
40	Kilroy Realty Corp.	2,845
40	Lamar Advertising Co., Class A	2,741
499	LaSalle Hotel Properties	14,481
80	Life Storage, Inc.	6,545
208	NorthStar Realty Europe Corp.	2,664
386	Outfront Media, Inc.	9,719
123	Pebblebrook Hotel Trust	4,445
282	Piedmont Office Realty Trust, Inc., Class A	5,685
45	PS Business Parks, Inc.	6,007
517	Rayonier, Inc.	14,936
96	Rexford Industrial Realty, Inc.	2,748
333	RLJ Lodging Trust	7,326
93	Ryman Hospitality Properties, Inc.	5,812
73	SBA Communications Corp. (a)	10,516
220	Select Income REIT	5,152
582	Senior Housing Properties Trust	11,378
260	Starwood Waypoint Homes	9,456
284	Summit Hotel Properties, Inc.	4,541
68	Sun Communities, Inc.	5,826
923	Sunstone Hotel Investors, Inc.	14,833
39	Terreno Realty Corp.	1,411
72	Tier REIT, Inc.	1,390
76	UDR, Inc.	2,890
33	Universal Health Realty Income Trust	2,491
632	Washington Prime Group, Inc.	5,265
341	Xenia Hotels & Resorts, Inc.	7,178
		342,564

	Food & Staples Retailing — 1.3%
155	Andersons (The), Inc.	5,309
83	Casey’s General Stores, Inc.	9,084
370	CVS Health Corp.	30,088
198	Ingles Markets, Inc., Class A	5,089
1,275	Kroger (The) Co.	25,576
48	Performance Food Group Co. (a)	1,356
15	PriceSmart, Inc.	1,339
581	Smart & Final Stores, Inc. (a)	4,561
58	Sprouts Farmers Market, Inc. (a)	1,089
172	SUPERVALU, Inc. (a)	3,741
180	United Natural Foods, Inc. (a)	7,486
328	US Foods Holding Corp. (a)	8,758
127	Walgreens Boots Alliance, Inc.	9,807

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
524	Wal-Mart Stores, Inc.	$40,945
136	Weis Markets, Inc.	5,916
		160,144

	Food Products — 1.6%
274	Amplify Snack Brands, Inc. (a)	1,943
958	Archer-Daniels-Midland Co.	40,725
159	Bunge Ltd.	11,044
57	Calavo Growers, Inc.	4,172
420	Darling Ingredients, Inc. (a)	7,358
233	Dean Foods Co.	2,535
515	Flowers Foods, Inc.	9,687
130	Fresh Del Monte Produce, Inc.	5,910
100	Ingredion, Inc.	12,064
10	J&J Snack Foods Corp.	1,313
84	J.M. Smucker (The) Co.	8,814
43	John B. Sanfilippo & Son, Inc.	2,894
543	Pilgrim’s Pride Corp. (a)	15,427
150	Pinnacle Foods, Inc.	8,575
57	Sanderson Farms, Inc.	9,207
86	Snyder’s-Lance, Inc.	3,280
791	Tyson Foods, Inc., Class A	55,726
		200,674

	Gas Utilities — 0.5%
108	Atmos Energy Corp.	9,055
18	Chesapeake Utilities Corp.	1,408
160	National Fuel Gas Co.	9,058
150	New Jersey Resources Corp.	6,322
66	Northwest Natural Gas Co.	4,250
128	ONE Gas, Inc.	9,426
163	Southwest Gas Holdings, Inc.	12,652
57	Spire, Inc.	4,255
246	UGI Corp.	11,528
		67,954

	Health Care Equipment & Supplies — 2.9%
83	ABIOMED, Inc. (a)	13,994
99	Align Technology, Inc. (a)	18,441
218	AtriCure, Inc. (a)	4,877
4	Atrion Corp.	2,688
491	Baxter International, Inc.	30,810
715	Boston Scientific Corp. (a)	20,857
38	Cantel Medical Corp.	3,578
164	Cardiovascular Systems, Inc. (a)	4,617
62	Cooper (The) Cos., Inc.	14,701
199	CryoLife, Inc. (a)	4,517
41	DexCom, Inc. (a)	2,006
252	Edwards Lifesciences Corp. (a)	27,546
32	Glaukos Corp. (a)	1,056
40	Globus Medical, Inc., Class A (a)	1,189
34	Halyard Health, Inc. (a)	1,531
39	Heska Corp. (a)	3,435
187	Hill-Rom Holdings, Inc.	13,838

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
23	ICU Medical, Inc. (a)	$4,275
184	IDEXX Laboratories, Inc. (a)	28,610
55	Inogen, Inc. (a)	5,230
103	Insulet Corp. (a)	5,673
31	Integer Holdings Corp. (a)	1,586
218	Integra LifeSciences Holdings Corp. (a)	11,005
42	Intuitive Surgical, Inc. (a)	43,927
163	K2M Group Holdings, Inc. (a)	3,457
98	Masimo Corp. (a)	8,483
84	Meridian Bioscience, Inc.	1,201
139	Merit Medical Systems, Inc. (a)	5,887
19	Neogen Corp. (a)	1,472
382	Novocure Ltd. (a)	7,583
116	NuVasive, Inc. (a)	6,433
306	OraSure Technologies, Inc. (a)	6,885
45	Penumbra, Inc. (a)	4,063
195	Quidel Corp. (a)	8,553
76	ResMed, Inc.	5,849
71	Stryker Corp.	10,083
29	Teleflex, Inc.	7,017
94	West Pharmaceutical Services, Inc.	9,048
96	Wright Medical Group N.V. (a)	2,484
		358,485

	Health Care Providers & Services — 3.2%
34	AMN Healthcare Services, Inc. (a)	1,554
105	Anthem, Inc.	19,937
198	BioTelemetry, Inc. (a)	6,534
124	Centene Corp. (a)	12,000
26	Chemed Corp.	5,253
28	CorVel Corp. (a)	1,523
765	DaVita, Inc. (a)	45,433
179	Diplomat Pharmacy, Inc. (a)	3,707
121	Ensign Group (The), Inc.	2,733
776	Express Scripts Holding Co. (a)	49,136
227	HCA Healthcare, Inc. (a)	18,067
106	HealthEquity, Inc. (a)	5,362
184	HealthSouth Corp.	8,528
64	Laboratory Corp. of America Holdings (a)	9,662
98	LifePoint Health, Inc. (a)	5,674
73	Magellan Health, Inc. (a)	6,300
301	McKesson Corp.	46,237
197	MEDNAX, Inc. (a)	8,495
86	Molina Healthcare, Inc. (a)	5,913
75	National HealthCare Corp.	4,693
123	Owens & Minor, Inc.	3,592
63	Patterson Cos., Inc.	2,435
151	PharMerica Corp. (a)	4,424
73	Premier, Inc., Class A (a)	2,378
131	Providence Service (The) Corp. (a)	7,084
172	Select Medical Holdings Corp. (a)	3,302

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
291	Surgery Partners, Inc. (a) (b)	$3,012
190	Teladoc, Inc. (a)	6,299
100	Tivity Health, Inc. (a)	4,080
267	UnitedHealth Group, Inc.	52,292
325	Universal Health Services, Inc., Class B	36,056
		391,695

	Health Care Technology — 0.5%
63	athenahealth, Inc. (a)	7,835
298	Cerner Corp. (a)	21,253
160	Cotiviti Holdings, Inc. (a)	5,757
71	HMS Holdings Corp. (a)	1,410
68	Medidata Solutions, Inc. (a)	5,308
243	Veeva Systems, Inc., Class A (a)	13,708
200	Vocera Communications, Inc. (a)	6,274
		61,545

	Hotels, Restaurants & Leisure — 3.0%
145	Aramark	5,888
99	Belmond Ltd., Class A (a)	1,351
7	Biglari Holdings, Inc. (a)	2,333
106	BJ’s Restaurants, Inc. (a)	3,228
244	Bojangles’, Inc. (a)	3,294
160	Boyd Gaming Corp.	4,168
21	Buffalo Wild Wings, Inc. (a)	2,220
441	Caesars Entertainment Corp. (a) (b)	5,887
605	Carnival Corp.	39,065
79	Cheesecake Factory (The), Inc.	3,327
93	Choice Hotels International, Inc.	5,943
22	Churchill Downs, Inc.	4,536
54	Cracker Barrel Old Country Store, Inc. (b)	8,187
66	Darden Restaurants, Inc.	5,199
20	Dave & Buster’s Entertainment, Inc. (a)	1,050
60	DineEquity, Inc.	2,579
70	Domino’s Pizza, Inc.	13,899
54	Dunkin’ Brands Group, Inc.	2,866
71	Hyatt Hotels Corp., Class A (a)	4,387
240	ILG, Inc.	6,415
176	International Speedway Corp., Class A	6,336
30	Jack in the Box, Inc.	3,058
90	La Quinta Holdings, Inc. (a)	1,575
198	Marriott International, Inc., Class A	21,831
129	McDonald’s Corp.	20,212
1,267	MGM Resorts International	41,292
730	Norwegian Cruise Line Holdings Ltd. (a)	39,457
247	Penn National Gaming, Inc. (a)	5,777
334	Pinnacle Entertainment, Inc. (a)	7,118
20	Red Robin Gourmet Burgers, Inc. (a)	1,340
112	Red Rock Resorts, Inc., Class A	2,594

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
363	Royal Caribbean Cruises Ltd.	$43,030
61	Ruth’s Hospitality Group, Inc.	1,278
253	Scientific Games Corp., Class A (a)	11,600
117	Texas Roadhouse, Inc.	5,749
59	Vail Resorts, Inc.	13,459
575	Wendy’s (The) Co.	8,930
43	Wingstop, Inc.	1,430
59	Wyndham Worldwide Corp.	6,219
		368,107

	Household Durables — 2.5%
421	CalAtlantic Group, Inc.	15,421
1,434	D.R. Horton, Inc.	57,260
291	Garmin Ltd.	15,705
42	Helen of Troy Ltd. (a)	4,070
100	Installed Building Products, Inc. (a)	6,480
79	iRobot Corp. (a)	6,088
165	KB Home	3,980
122	La-Z-Boy, Inc.	3,282
170	Leggett & Platt, Inc.	8,114
558	Lennar Corp., Class A	29,462
165	LGI Homes, Inc. (a)	8,014
150	M.D.C. Holdings, Inc.	4,982
232	M/I Homes, Inc. (a)	6,201
157	Meritage Homes Corp. (a)	6,971
123	Mohawk Industries, Inc. (a)	30,444
924	Newell Brands, Inc.	39,427
2	NVR, Inc. (a)	5,710
606	PulteGroup, Inc.	16,562
25	Tempur Sealy International, Inc. (a)	1,613
301	Toll Brothers, Inc.	12,482
100	TRI Pointe Group, Inc. (a)	1,381
127	Tupperware Brands Corp.	7,851
103	Whirlpool Corp.	18,997
110	William Lyon Homes, Class A (a)	2,529
		313,026

	Household Products — 0.1%
44	Central Garden & Pet Co., Class A (a)	1,636
336	HRG Group, Inc. (a)	5,245
		6,881

	Independent Power and Renewable Electricity Producers — 0.2%
879	Calpine Corp. (a)	12,965
320	Dynegy, Inc. (a)	3,133
345	NRG Energy, Inc.	8,829
75	NRG Yield, Inc., Class C	1,447
45	Ormat Technologies, Inc.	2,747
		29,121

	Industrial Conglomerates — 0.3%
94	Carlisle Cos., Inc.	9,427

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates (Continued)
128	Roper Technologies, Inc.	$31,155
		40,582

	Insurance — 3.9%
128	Aflac, Inc.	10,418
15	Alleghany Corp. (a)	8,310
112	Allstate (The) Corp.	10,294
305	Ambac Financial Group, Inc. (a)	5,264
101	American Equity Investment Life Holding Co.	2,937
90	American Financial Group, Inc.	9,310
77	American National Insurance Co.	9,092
46	AMERISAFE, Inc.	2,677
982	AmTrust Financial Services, Inc. (b)	13,218
109	Argo Group International Holdings Ltd.	6,704
104	Arthur J. Gallagher & Co.	6,401
239	Aspen Insurance Holdings Ltd.	9,656
115	Assurant, Inc.	10,985
356	Assured Guaranty Ltd.	13,439
230	Axis Capital Holdings Ltd.	13,181
69	Brown & Brown, Inc.	3,325
136	Chubb Ltd.	19,387
712	CNO Financial Group, Inc.	16,618
94	Employers Holdings, Inc.	4,272
45	Enstar Group Ltd. (a)	10,006
24	Erie Indemnity Co., Class A	2,894
58	Everest Re Group Ltd.	13,247
43	FBL Financial Group, Inc., Class A	3,204
333	First American Financial Corp.	16,640
442	FNF Group	20,977
63	Greenlight Capital Re, Ltd., Class A (a)	1,364
34	Hanover Insurance Group (The), Inc.	3,296
35	Horace Mann Educators Corp.	1,377
42	Infinity Property & Casualty Corp.	3,956
100	James River Group Holdings Ltd.	4,148
147	Lincoln National Corp.	10,802
119	Maiden Holdings Ltd.	946
17	National Western Life Group, Inc., Class A	5,933
24	Navigators Group (The), Inc.	1,400
609	Old Republic International Corp.	11,991
118	Primerica, Inc.	9,623
43	ProAssurance Corp.	2,350
183	Prudential Financial, Inc.	19,457
93	Reinsurance Group of America, Inc.	12,976
107	RenaissanceRe Holdings Ltd.	14,460
58	Safety Insurance Group, Inc.	4,425
53	Selective Insurance Group, Inc.	2,854
72	State National Cos., Inc.	1,511
117	Stewart Information Services Corp.	4,418
476	Third Point Reinsurance Ltd. (a)	7,426
78	Torchmark Corp.	6,247
313	Travelers (The) Cos., Inc.	38,349

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
295	Trupanion, Inc. (a)	$7,791
30	United Fire Group, Inc.	1,375
105	Universal Insurance Holdings, Inc.	2,415
638	Unum Group	32,621
229	Validus Holdings Ltd.	11,269
172	W. R. Berkley Corp.	11,479
		478,715

	Internet & Direct Marketing Retail — 1.8%
407	1-800-Flowers.com, Inc., Class A (a)	4,009
51	Amazon.com, Inc. (a)	49,029
333	Expedia, Inc.	47,932
83	HSN, Inc.	3,241
2,020	Liberty Interactive Corp. QVC Group, Class A (a)	47,611
456	Liberty TripAdvisor Holdings, Inc., Class A (a)	5,632
133	Netflix, Inc. (a)	24,120
76	Nutrisystem, Inc.	4,248
16	Priceline Group (The), Inc. (a)	29,293
86	Wayfair, Inc., Class A (a)	5,796
		220,911

	Internet Software & Services — 2.5%
113	2U, Inc. (a)	6,333
141	Alarm.com Holdings, Inc. (a)	6,370
32	Alphabet, Inc., Class A (a)	31,159
203	Appfolio, Inc., Class A (a)	9,734
73	Benefitfocus, Inc. (a)	2,457
312	Blucora, Inc. (a)	7,894
290	Box, Inc., Class A (a)	5,603
303	Carbonite, Inc. (a)	6,666
28	Cimpress N.V. (a) (b)	2,735
45	CoStar Group, Inc. (a)	12,071
1,420	eBay, Inc. (a)	54,613
158	Endurance International Group Holdings, Inc. (a)	1,296
100	Envestnet, Inc. (a)	5,100
441	Etsy, Inc. (a)	7,444
197	Facebook, Inc., Class A (a)	33,661
307	Five9, Inc. (a)	7,337
459	Gogo, Inc. (a) (b)	5,421
341	GrubHub, Inc. (a)	17,957
209	GTT Communications, Inc. (a)	6,615
411	Hortonworks, Inc. (a)	6,966
224	Instructure, Inc. (a)	7,426
105	j2 Global, Inc.	7,757
361	LivePerson, Inc. (a)	4,892
28	LogMeIn, Inc.	3,081
76	Match Group, Inc. (a) (b)	1,762
146	MINDBODY, Inc., Class A (a)	3,774
123	New Relic, Inc. (a)	6,125
72	Q2 Holdings, Inc. (a)	2,999
43	Stamps.com, Inc. (a)	8,714

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
265	TrueCar, Inc. (a)	$4,184
64	VeriSign, Inc. (a)	6,809
261	Web.com Group, Inc. (a)	6,525
303	Zillow Group, Inc., Class C (a)	12,184
		313,664

	IT Services — 2.7%
116	Alliance Data Systems Corp.	25,700
91	Booz Allen Hamilton Holding Corp.	3,403
157	Broadridge Financial Solutions, Inc.	12,689
32	CACI International, Inc., Class A (a)	4,459
278	Convergys Corp.	7,197
69	CoreLogic, Inc. (a)	3,189
33	CSG Systems International, Inc.	1,323
187	CSRA, Inc.	6,035
241	DST Systems, Inc.	13,226
177	EPAM Systems, Inc. (a)	15,564
136	Euronet Worldwide, Inc. (a)	12,891
24	ExlService Holdings, Inc. (a)	1,400
232	Fidelity National Information Services, Inc.	21,667
817	First Data Corp., Class A (a)	14,739
96	Gartner, Inc. (a)	11,943
214	Genpact Ltd.	6,153
129	International Business Machines Corp.	18,715
57	Jack Henry & Associates, Inc.	5,859
115	Leidos Holdings, Inc.	6,810
96	ManTech International Corp., Class A	4,238
163	Mastercard, Inc., Class A	23,016
95	MAXIMUS, Inc.	6,128
924	PayPal Holdings, Inc. (a)	59,164
142	Perficient, Inc. (a)	2,793
137	Sabre Corp.	2,480
282	Square, Inc., Class A (a)	8,124
158	Sykes Enterprises, Inc. (a)	4,607
303	Teradata Corp. (a)	10,238
204	Total System Services, Inc.	13,362
29	WEX, Inc. (a)	3,254
		330,366

	Leisure Products — 0.6%
239	American Outdoor Brands Corp. (a)	3,645
142	Brunswick Corp.	7,948
517	Callaway Golf Co.	7,460
445	Hasbro, Inc.	43,463
276	Mattel, Inc.	4,272
32	Polaris Industries, Inc. (b)	3,348
64	Sturm Ruger & Co., Inc.	3,309
		73,445

	Life Sciences Tools & Services — 1.4%
193	Accelerate Diagnostics, Inc. (a) (b)	4,333
51	Bio-Techne Corp.	6,165

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
103	Bruker Corp.	$3,064
22	Cambrex Corp. (a)	1,210
147	Charles River Laboratories International, Inc. (a)	15,879
90	INC Research Holdings, Inc., Class A (a)	4,707
84	Mettler-Toledo International, Inc. (a)	52,597
443	NeoGenomics, Inc. (a)	4,931
44	PerkinElmer, Inc.	3,035
198	PRA Health Sciences, Inc. (a)	15,082
170	Thermo Fisher Scientific, Inc.	32,164
162	Waters Corp. (a)	29,082
		172,249

	Machinery — 3.0%
54	Actuant Corp., Class A	1,382
132	AGCO Corp.	9,738
29	Alamo Group, Inc.	3,114
99	Albany International Corp., Class A	5,683
238	Allison Transmission Holdings, Inc.	8,932
173	American Railcar Industries, Inc. (b)	6,678
71	Astec Industries, Inc.	3,977
90	Barnes Group, Inc.	6,340
274	Briggs & Stratton Corp.	6,439
76	Chart Industries, Inc. (a)	2,981
151	Colfax Corp. (a)	6,288
122	Cummins, Inc.	20,500
131	Donaldson Co., Inc.	6,018
80	Douglas Dynamics, Inc.	3,152
124	Dover Corp.	11,332
44	ESCO Technologies, Inc.	2,638
76	Federal Signal Corp.	1,617
64	Franklin Electric Co., Inc.	2,870
104	Gorman-Rupp (The) Co.	3,387
143	Greenbrier (The) Cos., Inc. (b)	6,885
328	Harsco Corp. (a)	6,855
73	Hillenbrand, Inc.	2,836
38	Hyster-Yale Materials Handling, Inc.	2,905
26	IDEX Corp.	3,158
138	Illinois Tool Works, Inc.	20,418
434	Ingersoll-Rand PLC	38,700
296	ITT, Inc.	13,104
54	John Bean Technologies Corp.	5,459
70	Kadant, Inc.	6,898
71	Kennametal, Inc.	2,864
32	Lincoln Electric Holdings, Inc.	2,934
26	Lydall, Inc. (a)	1,490
239	Meritor, Inc. (a)	6,216
87	Mueller Industries, Inc.	3,041
50	Navistar International Corp. (a)	2,204
96	NN, Inc.	2,784
49	Nordson Corp.	5,807
86	Oshkosh Corp.	7,098
450	PACCAR, Inc.	32,553

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
13	RBC Bearings, Inc. (a)	$1,627
57	Rexnord Corp. (a)	1,448
70	Stanley Black & Decker, Inc.	10,568
18	Tennant Co.	1,192
193	Timken (The) Co.	9,370
330	Titan International, Inc.	3,350
172	Toro (The) Co.	10,674
531	Trinity Industries, Inc.	16,939
241	Wabash National Corp.	5,500
23	WABCO Holdings, Inc. (a)	3,404
33	Wabtec Corp.	2,500
21	Watts Water Technologies, Inc., Class A	1,453
44	Woodward, Inc.	3,415
215	Xylem, Inc.	13,465
		372,180

	Marine — 0.1%
178	Kirby Corp. (a)	11,739
132	Matson, Inc.	3,720
		15,459

	Media — 2.0%
232	AMC Entertainment Holdings, Inc., Class A	3,410
167	AMC Networks, Inc., Class A (a)	9,764
13	Cable One, Inc.	9,388
118	Charter Communications, Inc., Class A (a)	42,884
306	Cinemark Holdings, Inc.	11,080
255	Comcast Corp., Class A	9,812
1,919	Discovery Communications, Inc., Class A (a)	40,856
223	E.W. Scripps (The) Co., Class A (a)	4,262
606	Gannett Co., Inc.	5,454
289	Gray Television, Inc. (a)	4,537
242	Interpublic Group of Cos. (The), Inc.	5,031
50	John Wiley & Sons, Inc., Class A	2,675
427	Live Nation Entertainment, Inc. (a)	18,596
67	Meredith Corp.	3,719
490	New Media Investment Group, Inc.	7,247
217	News Corp., Class A	2,877
91	Scholastic Corp.	3,385
5,437	Sirius XM Holdings, Inc. (b)	30,012
1,032	TEGNA, Inc.	13,757
591	Viacom, Inc., Class B	16,453
		245,199

	Metals & Mining — 1.2%
455	Alcoa Corp. (a)	21,212
141	Carpenter Technology Corp.	6,772
204	Commercial Metals Co.	3,882
61	Compass Minerals International, Inc. (b)	3,959
826	Freeport-McMoRan, Inc. (a)	11,597

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
75	Kaiser Aluminum Corp.	$7,736
141	Materion Corp.	6,084
685	Nucor Corp.	38,387
204	Reliance Steel & Aluminum Co.	15,539
38	Royal Gold, Inc.	3,270
262	Schnitzer Steel Industries, Inc., Class A	7,375
332	Steel Dynamics, Inc.	11,444
243	SunCoke Energy, Inc. (a)	2,221
86	TimkenSteel Corp. (a)	1,419
296	Worthington Industries, Inc.	13,616
		154,513

	Mortgage Real Estate Investment Trusts — 1.3%
699	AGNC Investment Corp.	15,154
4,114	Annaly Capital Management, Inc.	50,150
356	Apollo Commercial Real Estate Finance, Inc.	6,447
253	Capstead Mortgage Corp.	2,441
798	Chimera Investment Corp.	15,098
396	Invesco Mortgage Capital, Inc.	6,783
296	Ladder Capital Corp.	4,079
630	MFA Financial, Inc.	5,519
352	MTGE Investment Corp.	6,829
191	New Residential Investment Corp.	3,195
638	New York Mortgage Trust, Inc.	3,924
361	PennyMac Mortgage Investment Trust	6,278
388	Redwood Trust, Inc.	6,321
399	Starwood Property Trust, Inc.	8,666
1,501	Two Harbors Investment Corp.	15,130
		156,014

	Multiline Retail — 1.2%
109	Big Lots, Inc.	5,839
115	Dillard’s, Inc., Class A (b)	6,448
413	Dollar General Corp.	33,474
1,137	J.C. Penney Co., Inc. (a)	4,332
385	Kohl’s Corp.	17,575
640	Macy’s, Inc.	13,965
124	Nordstrom, Inc.	5,847
155	Ollie’s Bargain Outlet Holdings, Inc. (a)	7,192
948	Target Corp.	55,941
		150,613

	Multi-Utilities — 2.3%
725	Ameren Corp.	41,934
125	Avista Corp.	6,471
88	Black Hills Corp.	6,060
362	CenterPoint Energy, Inc.	10,574
214	CMS Energy Corp.	9,912
491	Consolidated Edison, Inc.	39,614
375	DTE Energy Co.	40,260
114	MDU Resources Group, Inc.	2,958
469	NiSource, Inc.	12,002

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
87	NorthWestern Corp.	$4,954
692	Public Service Enterprise Group, Inc.	32,005
592	SCANA Corp.	28,706
176	Sempra Energy	20,087
82	Unitil Corp.	4,056
153	Vectren Corp.	10,063
323	WEC Energy Group, Inc.	20,278
		289,934

	Oil, Gas & Consumable Fuels — 2.4%
127	Andeavor	13,100
407	Cheniere Energy, Inc. (a)	18,331
380	Chevron Corp.	44,650
451	ConocoPhillips	22,573
121	CVR Energy, Inc. (b)	3,134
123	Exxon Mobil Corp.	10,084
322	Green Plains, Inc.	6,488
568	Marathon Petroleum Corp.	31,853
464	Murphy Oil Corp.	12,324
1,051	Noble Energy, Inc.	29,806
297	PBF Energy, Inc., Class A (b)	8,200
120	Phillips 66	10,993
1,178	QEP Resources, Inc. (a)	10,095
128	Range Resources Corp.	2,505
55	REX American Resources Corp. (a)	5,161
49	SemGroup Corp., Class A	1,409
735	Valero Energy Corp.	56,544
232	World Fuel Services Corp.	7,867
		295,117

	Paper & Forest Products — 0.3%
130	Boise Cascade Co. (a)	4,537
113	Clearwater Paper Corp. (a)	5,565
172	Domtar Corp.	7,463
64	KapStone Paper and Packaging Corp.	1,376
164	Louisiana-Pacific Corp. (a)	4,441
33	Neenah Paper, Inc.	2,823
203	P.H. Glatfelter Co.	3,949
142	Schweitzer-Mauduit International, Inc.	5,887
		36,041

	Personal Products — 0.1%
78	Edgewell Personal Care Co. (a)	5,676
42	Nu Skin Enterprises, Inc., Class A	2,582
41	USANA Health Sciences, Inc. (a)	2,366
		10,624

	Pharmaceuticals — 1.1%
204	Allergan PLC	41,810
424	Catalent, Inc. (a)	16,926
448	Corcept Therapeutics, Inc. (a)	8,647
103	Innoviva, Inc. (a)	1,454
236	Intersect ENT, Inc. (a)	7,352
57	Jazz Pharmaceuticals PLC (a)	8,336

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
511	Mylan N.V. (a)	$16,030
332	Omeros Corp. (a)	7,178
28	Pacira Pharmaceuticals, Inc. (a)	1,051
143	Phibro Animal Health Corp., Class A	5,298
100	Revance Therapeutics, Inc. (a)	2,755
153	Supernus Pharmaceuticals, Inc. (a)	6,120
33	Theravance Biopharma, Inc. (a) (b)	1,130
159	Zoetis, Inc.	10,138
		134,225

	Professional Services — 0.8%
77	Advisory Board (The) Co. (a)	4,129
353	CBIZ, Inc. (a)	5,736
151	FTI Consulting, Inc. (a)	5,358
122	Huron Consulting Group, Inc. (a)	4,185
112	ICF International, Inc. (a)	6,042
294	Kelly Services, Inc., Class A	7,376
115	Korn/Ferry International	4,534
80	ManpowerGroup, Inc.	9,426
181	Mistras Group, Inc. (a)	3,711
334	Navigant Consulting, Inc. (a)	5,651
122	On Assignment, Inc. (a)	6,549
186	Robert Half International, Inc.	9,363
474	RPX Corp. (a)	6,295
275	TransUnion (a)	12,997
202	TriNet Group, Inc. (a)	6,791
		98,143

	Real Estate Management & Development — 0.6%
1,089	CBRE Group, Inc., Class A (a)	41,251
76	HFF, Inc., Class A	3,006
48	Howard Hughes (The) Corp. (a)	5,661
95	Jones Lang LaSalle, Inc.	11,732
367	Realogy Holdings Corp.	12,093
82	RMR Group, (The), Inc., Class A	4,211
		77,954

	Road & Rail — 1.1%
33	AMERCO	12,371
109	Avis Budget Group, Inc. (a)	4,148
727	CSX Corp.	39,447
174	Genesee & Wyoming, Inc., Class A (a)	12,878
190	Heartland Express, Inc.	4,765
85	Kansas City Southern	9,238
35	Landstar System, Inc.	3,488
322	Marten Transport Ltd.	6,617
125	Old Dominion Freight Line, Inc.	13,764
165	Ryder System, Inc.	13,951
77	Saia, Inc. (a)	4,824
180	Werner Enterprises, Inc.	6,579
		132,070

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 4.1%
41	Advanced Energy Industries, Inc. (a)	$3,311
238	Advanced Micro Devices, Inc. (a)	3,035
271	Amkor Technology, Inc. (a)	2,859
1,200	Applied Materials, Inc.	62,508
189	Axcelis Technologies, Inc. (a)	5,169
183	Brooks Automation, Inc.	5,556
36	Cabot Microelectronics Corp.	2,877
48	Cavium, Inc. (a)	3,165
116	CEVA, Inc. (a)	4,965
237	Cirrus Logic, Inc. (a)	12,637
654	Cypress Semiconductor Corp.	9,823
165	Diodes, Inc. (a)	4,938
120	Entegris, Inc. (a)	3,462
320	FormFactor, Inc. (a)	5,392
231	Integrated Device Technology, Inc. (a)	6,140
1,469	Intel Corp.	55,940
351	Lam Research Corp.	64,949
71	MACOM Technology Solutions Holdings, Inc. (a)	3,167
47	MaxLinear, Inc. (a)	1,116
514	Microchip Technology, Inc.	46,147
996	Micron Technology, Inc. (a)	39,173
64	Microsemi Corp. (a)	3,295
177	MKS Instruments, Inc.	16,718
93	Monolithic Power Systems, Inc.	9,909
343	NVIDIA Corp.	61,318
847	ON Semiconductor Corp. (a)	15,644
703	Photronics, Inc. (a)	6,222
36	Power Integrations, Inc.	2,635
94	Qorvo, Inc. (a)	6,644
539	QUALCOMM, Inc.	27,942
58	Rudolph Technologies, Inc. (a)	1,525
111	Semtech Corp. (a)	4,168
353	Ultra Clean Holdings, Inc. (a)	10,809
		513,158

	Software — 4.5%
861	Activision Blizzard, Inc.	55,543
280	Adobe Systems, Inc. (a)	41,770
98	ANSYS, Inc. (a)	12,028
54	Aspen Technology, Inc. (a)	3,392
98	Autodesk, Inc. (a)	11,001
115	Barracuda Networks, Inc. (a)	2,786
139	Blackbaud, Inc.	12,204
31	BroadSoft, Inc. (a)	1,559
575	CA, Inc.	19,193
355	Cadence Design Systems, Inc. (a)	14,012
109	Callidus Software, Inc. (a)	2,687
281	Electronic Arts, Inc. (a)	33,175
24	Ellie Mae, Inc. (a)	1,971
64	Fair Isaac Corp.	8,992
87	FireEye, Inc. (a)	1,459
238	Fortinet, Inc. (a)	8,530
130	Guidewire Software, Inc. (a)	10,122

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
80	HubSpot, Inc. (a)	$6,724
55	Imperva, Inc. (a)	2,387
75	Intuit, Inc.	10,661
77	Paycom Software, Inc. (a)	5,772
88	Paylocity Holding Corp. (a)	4,296
113	Pegasystems, Inc.	6,514
171	Proofpoint, Inc. (a)	14,915
97	PROS Holdings, Inc. (a)	2,341
108	PTC, Inc. (a)	6,078
124	QAD, Inc., Class A	4,259
65	Qualys, Inc. (a)	3,367
314	Rapid7, Inc. (a)	5,526
110	RealPage, Inc. (a)	4,389
414	Red Hat, Inc. (a)	45,896
181	RingCentral, Inc., Class A (a)	7,557
114	salesforce.com, Inc. (a)	10,650
468	ServiceNow, Inc. (a)	55,004
52	Splunk, Inc. (a)	3,454
387	SS&C Technologies Holdings, Inc.	15,538
402	Synchronoss Technologies, Inc. (a)	3,751
122	Synopsys, Inc. (a)	9,825
65	Tableau Software, Inc., Class A (a)	4,868
142	TiVo Corp.	2,819
51	Tyler Technologies, Inc. (a)	8,890
28	Ultimate Software Group (The), Inc. (a)	5,309
142	Varonis Systems, Inc. (a)	5,950
68	VMware, Inc., Class A (a) (b)	7,425
409	Workday, Inc., Class A (a)	43,105
278	Workiva, Inc. (a)	5,796
48	Zendesk, Inc. (a)	1,397
		554,887

	Specialty Retail — 3.2%
136	Aaron’s, Inc.	5,934
425	Abercrombie & Fitch Co., Class A	6,137
549	American Eagle Outfitters, Inc.	7,851
70	Asbury Automotive Group, Inc. (a)	4,277
353	AutoNation, Inc. (a) (b)	16,753
489	Bed Bath & Beyond, Inc.	11,477
692	Best Buy Co., Inc.	39,416
371	Buckle (The), Inc. (b)	6,251
97	Burlington Stores, Inc. (a)	9,260
190	Caleres, Inc.	5,799
314	CarMax, Inc. (a)	23,804
702	Chico’s FAS, Inc.	6,283
39	Children’s Place (The), Inc.	4,608
373	Dick’s Sporting Goods, Inc.	10,075
373	DSW, Inc., Class A	8,012
80	Five Below, Inc. (a)	4,390
302	Foot Locker, Inc.	10,637
306	GameStop Corp., Class A	6,322
676	Gap (The), Inc.	19,962
195	Genesco, Inc. (a)	5,187

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
104	Group 1 Automotive, Inc.	$7,536
414	Guess?, Inc.	7,050
129	Home Depot (The), Inc.	21,099
184	L Brands, Inc.	7,656
56	Lithia Motors, Inc., Class A	6,737
95	Monro Muffler Brake, Inc.	5,325
36	Murphy USA, Inc. (a)	2,484
1,172	Office Depot, Inc.	5,321
338	Party City Holdco, Inc. (a)	4,580
339	Penske Automotive Group, Inc.	16,126
441	Sally Beauty Holdings, Inc. (a)	8,635
75	Select Comfort Corp. (a)	2,329
235	Signet Jewelers Ltd.	15,639
340	Sonic Automotive, Inc., Class A	6,936
64	Tile Shop Holdings, Inc.	813
549	Tractor Supply Co.	34,746
802	Urban Outfitters, Inc. (a)	19,168
307	Williams-Sonoma, Inc.	15,307
		399,922

	Technology Hardware, Storage & Peripherals — 1.0%
69	Apple, Inc.	10,634
3,852	Hewlett Packard Enterprise Co.	56,663
146	NCR Corp. (a)	5,478
413	Pure Storage, Inc., Class A (a)	6,604
512	Seagate Technology PLC	16,983
161	Super Micro Computer, Inc. (a)	3,558
336	Western Digital Corp.	29,031
		128,951

	Textiles, Apparel & Luxury Goods — 0.5%
100	Carter’s, Inc.	9,875
154	Columbia Sportswear Co.	9,483
159	G-III Apparel Group Ltd. (a)	4,614
257	Hanesbrands, Inc.	6,333
63	Oxford Industries, Inc.	4,003
104	PVH Corp.	13,110
403	Skechers U.S.A., Inc., Class A (a)	10,111
66	Steven Madden Ltd. (a)	2,858
		60,387

	Thrifts & Mortgage Finance — 0.7%
320	Essent Group Ltd. (a)	12,960
82	Federal Agricultural Mortgage Corp., Class C	5,965
172	Flagstar Bancorp, Inc. (a)	6,103
38	LendingTree, Inc. (a)	9,289
30	Meta Financial Group, Inc.	2,352
1,328	MGIC Investment Corp. (a)	16,640
296	Nationstar Mortgage Holdings, Inc. (a)	5,497
680	New York Community Bancorp, Inc.	8,765
346	NMI Holdings, Inc., Class A (a)	4,290
310	Oritani Financial Corp.	5,208

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
135	Walker & Dunlop, Inc. (a)	$7,064
29	WSFS Financial Corp.	1,414
		85,547

	Tobacco — 0.0%
20	Universal Corp.	1,146

	Trading Companies & Distributors — 0.8%
398	Air Lease Corp.	16,963
304	Aircastle Ltd.	6,776
45	Applied Industrial Technologies, Inc.	2,961
54	Beacon Roofing Supply, Inc. (a)	2,767
242	BMC Stock Holdings, Inc. (a)	5,167
38	DXP Enterprises, Inc. (a)	1,197
103	GATX Corp.	6,341
141	GMS, Inc. (a)	4,991
97	HD Supply Holdings, Inc. (a)	3,499
53	Kaman Corp.	2,956
35	MSC Industrial Direct Co., Inc., Class A	2,645
142	Rush Enterprises, Inc., Class A (a)	6,573
127	SiteOne Landscape Supply, Inc. (a)	7,379
119	Triton International Ltd.	3,960
204	Univar, Inc. (a)	5,902
88	Veritiv Corp. (a)	2,860
55	W.W. Grainger, Inc.	9,886
104	WESCO International, Inc. (a)	6,058
		98,881

	Water Utilities — 0.0%
89	Aqua America, Inc.	2,954
36	California Water Service Group	1,373
		4,327

	Wireless Telecommunication Services — 0.3%
86	Shenandoah Telecommunications Co.	3,199
536	Telephone & Data Systems, Inc.	14,949
164	T-Mobile US, Inc. (a)	10,113
138	United States Cellular Corp. (a)	4,885
		33,146
	Total Common Stocks — 100.0%	12,397,513
	(Cost $11,028,317)

Shares	Description	Value

	Money Market Funds — 1.6%
153,335	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.87% (c) (d)	$153,335
49,480	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.90% (c)	49,480
	Total Money Market Funds — 1.6%	202,815
	(Cost $202,815)

	Total Investments — 101.6%	12,600,328
	(Cost $11,231,132) (e)
	Net Other Assets and Liabilities — (1.6)%	(196,018)
	Net Assets — 100.0%	$12,404,310

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $149,965 and the total value of the collateral held by the Fund is $153,335.
(c)	Rate shown reflects yield as of September 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,677,216 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $308,020. The net unrealized appreciation was $1,369,196.

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$12,397,513	$—	$—
Money Market Funds	202,815	—	—
Total Investments	$12,600,328	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Dorsey Wright People's Portfolio ETF (DWPP)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 2.4%
2,106	Arconic, Inc.	$52,397
214	Boeing (The) Co.	54,401
268	General Dynamics Corp.	55,096
252	Huntington Ingalls Industries, Inc.	57,063
287	L3 Technologies, Inc.	54,079
176	Lockheed Martin Corp.	54,611
199	Northrop Grumman Corp.	57,256
293	Raytheon Co.	54,668
404	Rockwell Collins, Inc.	52,807
1,034	Textron, Inc.	55,712
208	TransDigm Group, Inc.	53,175
469	United Technologies Corp.	54,442
		655,707

	Air Freight & Logistics — 0.8%
748	C.H. Robinson Worldwide, Inc.	56,923
935	Expeditors International of Washington, Inc.	55,969
247	FedEx Corp.	55,718
453	United Parcel Service, Inc., Class B	54,401
		223,011

	Airlines — 1.0%
705	Alaska Air Group, Inc.	53,770
1,156	American Airlines Group, Inc.	54,899
1,101	Delta Air Lines, Inc.	53,090
980	Southwest Airlines Co.	54,860
887	United Continental Holdings, Inc. (a)	54,001
		270,620

	Auto Components — 0.4%
1,088	BorgWarner, Inc.	55,738
321	Lear Corp.	55,559
		111,297

	Automobiles — 0.8%
4,581	Ford Motor Co.	54,835
1,366	General Motors Co.	55,159
1,107	Harley-Davidson, Inc.	53,368
141	Tesla, Inc. (a)	48,095
		211,457

	Banks — 3.8%
2,192	Bank of America Corp.	55,545
1,205	BB&T Corp.	56,563
769	Citigroup, Inc.	55,937
1,526	Citizens Financial Group, Inc.	57,790
774	Comerica, Inc.	59,025
2,018	Fifth Third Bancorp	56,464
554	First Republic Bank	57,871
4,197	Huntington Bancshares, Inc.	58,590
581	JPMorgan Chase & Co.	55,491
2,986	KeyCorp	56,197
357	M&T Bank Corp.	57,491

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
418	PNC Financial Services Group (The), Inc.	$56,334
3,879	Regions Financial Corp.	59,077
975	SunTrust Banks, Inc.	58,276
314	SVB Financial Group (a)	58,746
1,031	U.S. Bancorp	55,251
1,036	Wells Fargo & Co.	57,135
1,239	Zions Bancorporation	58,456
		1,030,239

	Beverages — 1.3%
983	Brown-Forman Corp., Class B	53,377
1,151	Coca-Cola (The) Co.	51,807
261	Constellation Brands, Inc., Class A	52,056
580	Dr Pepper Snapple Group, Inc.	51,313
607	Molson Coors Brewing Co., Class B	49,555
941	Monster Beverage Corp. (a)	51,990
463	PepsiCo, Inc.	51,592
		361,690

	Biotechnology — 2.0%
609	AbbVie, Inc.	54,116
364	Alexion Pharmaceuticals, Inc. (a)	51,065
284	Amgen, Inc.	52,952
165	Biogen, Inc. (a)	51,665
578	BioMarin Pharmaceutical, Inc. (a)	53,794
375	Celgene Corp. (a)	54,682
644	Gilead Sciences, Inc.	52,177
443	Incyte Corp. (a)	51,716
122	Regeneron Pharmaceuticals, Inc. (a)	54,549
344	Vertex Pharmaceuticals, Inc. (a)	52,302
		529,018

	Building Products — 0.6%
822	Fortune Brands Home & Security, Inc.	55,263
1,334	Johnson Controls International PLC	53,747
1,419	Masco Corp.	55,355
		164,365

	Capital Markets — 4.8%
296	Affiliated Managers Group, Inc.	56,190
382	Ameriprise Financial, Inc.	56,731
1,038	Bank of New York Mellon (The) Corp.	55,035
124	BlackRock, Inc.	55,439
505	CBOE Holdings, Inc.	54,353
1,334	Charles Schwab (The) Corp.	58,349
405	CME Group, Inc.	54,950
1,302	E*TRADE Financial Corp. (a)	56,780
1,254	Franklin Resources, Inc.	55,816
237	Goldman Sachs Group (The), Inc.	56,214
812	Intercontinental Exchange, Inc.	55,784
1,614	Invesco Ltd.	56,555
389	Moody’s Corp.	54,153
1,144	Morgan Stanley	55,106

See Notes to Portfolio of Investments

First Trust Dorsey Wright People's Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
469	MSCI, Inc.	$54,826
712	Nasdaq, Inc.	55,230
606	Northern Trust Corp.	55,710
673	Raymond James Financial, Inc.	56,754
345	S&P Global, Inc.	53,927
925	SEI Investments Co.	56,480
566	State Street Corp.	54,076
629	T. Rowe Price Group, Inc.	57,019
1,184	TD Ameritrade Holding Corp.	57,779
		1,283,256

	Chemicals — 2.6%
356	Air Products and Chemicals, Inc.	53,834
418	Albemarle Corp.	56,978
529	Celanese Corp., Series A	55,159
1,062	Chemours (The) Co.	53,748
627	Eastman Chemical Co.	56,737
407	Ecolab, Inc.	52,344
597	FMC Corp.	53,318
372	International Flavors & Fragrances, Inc.	53,163
560	LyondellBasell Industries N.V., Class A	55,468
2,581	Mosaic (The) Co.	55,724
501	PPG Industries, Inc.	54,439
156	Sherwin-Williams (The) Co.	55,854
671	Westlake Chemical Corp.	55,753
		712,519

	Commercial Services & Supplies — 0.8%
396	Cintas Corp.	57,135
798	Republic Services, Inc.	52,716
1,208	Rollins, Inc.	55,737
684	Waste Management, Inc.	53,537
		219,125

	Communications Equipment — 1.2%
300	Arista Networks, Inc. (a)	56,883
1,641	Cisco Systems, Inc.	55,187
422	Harris Corp.	55,569
1,928	Juniper Networks, Inc.	53,656
625	Motorola Solutions, Inc.	53,044
371	Palo Alto Networks, Inc. (a)	53,461
		327,800

	Construction Materials — 0.4%
268	Martin Marietta Materials, Inc.	55,270
469	Vulcan Materials Co.	56,092
		111,362

	Consumer Finance — 1.1%
2,365	Ally Financial, Inc.	57,375
614	American Express Co.	55,542
666	Capital One Financial Corp.	56,384

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
900	Discover Financial Services	$58,032
1,841	Synchrony Financial	57,163
		284,496

	Containers & Packaging — 1.0%
1,316	Ball Corp.	54,351
949	International Paper Co.	53,922
460	Packaging Corp. of America	52,753
1,229	Sealed Air Corp.	52,503
927	WestRock Co.	52,588
		266,117

	Distributors — 0.4%
615	Genuine Parts Co.	58,825
1,503	LKQ Corp. (a)	54,093
		112,918

	Diversified Financial Services — 0.4%
296	Berkshire Hathaway, Inc., Class B (a)	54,263
2,334	Leucadia National Corp.	58,933
		113,196

	Diversified Telecommunication Services — 0.6%
1,445	AT&T, Inc.	56,601
2,826	CenturyLink, Inc.	53,411
1,119	Verizon Communications, Inc.	55,379
		165,391

	Electric Utilities — 2.7%
1,244	Alliant Energy Corp.	51,713
732	American Electric Power Co., Inc.	51,416
612	Duke Energy Corp.	51,359
656	Edison International	50,624
676	Entergy Corp.	51,619
848	Eversource Energy	51,253
1,411	Exelon Corp.	53,152
1,694	FirstEnergy Corp.	52,226
356	NextEra Energy, Inc.	52,172
759	PG&E Corp.	51,680
599	Pinnacle West Capital Corp.	50,651
1,362	PPL Corp.	51,688
1,056	Southern (The) Co.	51,892
1,087	Xcel Energy, Inc.	51,437
		722,882

	Electrical Equipment — 1.0%
317	Acuity Brands, Inc.	54,296
815	AMETEK, Inc.	53,823
695	Eaton Corp. PLC	53,369
853	Emerson Electric Co.	53,602
308	Rockwell Automation, Inc.	54,889
		269,979

See Notes to Portfolio of Investments

First Trust Dorsey Wright People's Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 1.0%
647	Amphenol Corp., Class A	$54,762
858	CDW Corp.	56,628
1,815	Corning, Inc.	54,305
649	TE Connectivity Ltd.	53,906
1,342	Trimble, Inc. (a)	52,673
		272,274

	Energy Equipment & Services — 0.8%
1,446	Baker Hughes a GE Co.	52,953
1,263	Halliburton Co.	58,136
1,559	National Oilwell Varco, Inc.	55,703
795	Schlumberger Ltd.	55,459
		222,251

	Equity Real Estate Investment Trusts — 5.8%
442	Alexandria Real Estate Equities, Inc.	52,585
368	American Tower Corp.	50,298
289	AvalonBay Communities, Inc.	51,563
438	Boston Properties, Inc.	53,821
505	Crown Castle International Corp.	50,490
451	Digital Realty Trust, Inc.	53,367
1,808	Duke Realty Corp.	52,107
117	Equinix, Inc.	52,217
788	Equity Residential	51,953
203	Essex Property Trust, Inc.	51,568
676	Extra Space Storage, Inc.	54,026
408	Federal Realty Investment Trust	50,678
2,451	GGP, Inc.	50,907
1,798	HCP, Inc.	50,038
2,920	Host Hotels & Resorts, Inc.	53,991
1,345	Iron Mountain, Inc.	52,321
2,587	Kimco Realty Corp.	50,576
496	Mid-America Apartment Communities, Inc.	53,012
822	Prologis, Inc.	52,164
251	Public Storage	53,711
894	Realty Income Corp.	51,128
822	Regency Centers Corp.	50,997
355	SBA Communications Corp. (a)	51,138
324	Simon Property Group, Inc.	52,167
544	SL Green Realty Corp.	55,118
1,371	UDR, Inc.	52,139
771	Ventas, Inc.	50,215
709	Vornado Realty Trust	54,508
717	Welltower, Inc.	50,391
1,618	Weyerhaeuser Co.	55,061
		1,564,255

	Food & Staples Retailing — 1.2%
327	Costco Wholesale Corp.	53,723
642	CVS Health Corp.	52,208
2,481	Kroger (The) Co.	49,769

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
998	Sysco Corp.	$53,842
647	Walgreens Boots Alliance, Inc.	49,961
664	Wal-Mart Stores, Inc.	51,885
		311,388

	Food Products — 2.7%
1,220	Archer-Daniels-Midland Co.	51,862
738	Bunge Ltd.	51,261
1,103	Campbell Soup Co.	51,642
1,523	Conagra Brands, Inc.	51,386
960	General Mills, Inc.	49,690
483	Hershey (The) Co.	52,729
1,701	Hormel Foods Corp.	54,670
426	Ingredion, Inc.	51,393
488	J.M. Smucker (The) Co.	51,206
782	Kellogg Co.	48,773
656	Kraft Heinz (The) Co.	50,873
537	McCormick & Co., Inc.	55,118
1,304	Mondelez International, Inc., Class A	53,021
796	Tyson Foods, Inc., Class A	56,078
		729,702

	Gas Utilities — 0.4%
612	Atmos Energy Corp.	51,310
1,101	UGI Corp.	51,593
		102,903

	Health Care Equipment & Supplies — 3.5%
1,026	Abbott Laboratories	54,747
288	Align Technology, Inc. (a)	53,646
829	Baxter International, Inc.	52,020
271	Becton, Dickinson and Co.	53,102
1,841	Boston Scientific Corp. (a)	53,702
217	Cooper (The) Cos., Inc.	51,453
605	Danaher Corp.	51,897
900	DENTSPLY SIRONA, Inc.	53,829
467	Edwards Lifesciences Corp. (a)	51,048
1,419	Hologic, Inc. (a)	52,063
336	IDEXX Laboratories, Inc. (a)	52,245
52	Intuitive Surgical, Inc. (a)	54,386
649	Medtronic PLC	50,473
665	ResMed, Inc.	51,178
371	Stryker Corp.	52,689
226	Teleflex, Inc.	54,685
500	Varian Medical Systems, Inc. (a)	50,030
463	Zimmer Biomet Holdings, Inc.	54,213
		947,406

	Health Care Providers & Services — 3.1%
326	Aetna, Inc.	51,837
658	AmerisourceBergen Corp.	54,449
284	Anthem, Inc.	53,926
788	Cardinal Health, Inc.	52,733

See Notes to Portfolio of Investments

First Trust Dorsey Wright People's Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
551	Centene Corp. (a)	$53,320
286	Cigna Corp.	53,465
897	DaVita, Inc. (a)	53,273
857	Express Scripts Holding Co. (a)	54,265
674	HCA Healthcare, Inc. (a)	53,644
640	Henry Schein, Inc. (a)	52,474
213	Humana, Inc.	51,893
347	Laboratory Corp. of America Holdings (a)	52,387
354	McKesson Corp.	54,378
507	Quest Diagnostics, Inc.	47,475
268	UnitedHealth Group, Inc.	52,488
482	Universal Health Services, Inc., Class B	53,473
		845,480

	Health Care Technology — 0.2%
746	Cerner Corp. (a)	53,205

	Hotels, Restaurants & Leisure — 3.6%
1,319	Aramark	53,565
811	Carnival Corp.	52,366
171	Chipotle Mexican Grill, Inc. (a)	52,639
636	Darden Restaurants, Inc.	50,104
276	Domino’s Pizza, Inc.	54,800
799	Hilton Worldwide Holdings, Inc.	55,491
835	Las Vegas Sands Corp.	53,574
504	Marriott International, Inc., Class A	55,571
339	McDonald’s Corp.	53,114
1,659	MGM Resorts International	54,067
946	Norwegian Cruise Line Holdings Ltd. (a)	51,131
440	Royal Caribbean Cruises Ltd.	52,158
975	Starbucks Corp.	52,367
234	Vail Resorts, Inc.	53,380
524	Wyndham Worldwide Corp.	55,235
369	Wynn Resorts Ltd.	54,951
1,421	Yum China Holdings, Inc. (a)	56,797
702	Yum! Brands, Inc.	51,674
		962,984

	Household Durables — 1.4%
1,425	D.R. Horton, Inc.	56,900
1,017	Garmin Ltd.	54,888
1,033	Lennar Corp., Class A	54,542
208	Mohawk Industries, Inc. (a)	51,482
1,236	Newell Brands, Inc.	52,740
19	NVR, Inc. (a)	54,245
311	Whirlpool Corp.	57,361
		382,158

	Household Products — 1.0%
1,061	Church & Dwight Co., Inc.	51,405

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
394	Clorox (The) Co.	$51,973
738	Colgate-Palmolive Co.	53,763
440	Kimberly-Clark Corp.	51,779
572	Procter & Gamble (The) Co.	52,041
		260,961

	Industrial Conglomerates — 0.8%
249	3M Co.	52,265
2,233	General Electric Co.	53,994
382	Honeywell International, Inc.	54,145
224	Roper Technologies, Inc.	54,521
		214,925

	Insurance — 5.1%
645	Aflac, Inc.	52,497
94	Alleghany Corp. (a)	52,077
586	Allstate (The) Corp.	53,859
533	American Financial Group, Inc.	55,139
894	American International Group, Inc.	54,883
551	Arch Capital Group Ltd. (a)	54,273
883	Arthur J. Gallagher & Co.	54,349
371	Chubb Ltd.	52,886
707	Cincinnati Financial Corp.	54,135
229	Everest Re Group Ltd.	52,301
1,113	FNF Group	52,823
994	Hartford Financial Services Group (The), Inc.	55,097
768	Lincoln National Corp.	56,433
1,124	Loews Corp.	53,795
52	Markel Corp. (a)	55,535
654	Marsh & McLennan Cos., Inc.	54,812
1,101	MetLife, Inc.	57,197
853	Principal Financial Group, Inc.	54,882
1,154	Progressive (The) Corp.	55,877
520	Prudential Financial, Inc.	55,286
395	Reinsurance Group of America, Inc.	55,114
691	Torchmark Corp.	55,342
442	Travelers (The) Cos., Inc.	54,154
1,104	Unum Group	56,447
1,348	XL Group Ltd.	53,179
		1,362,372

	Internet & Direct Marketing Retail — 1.0%
54	Amazon.com, Inc. (a)	51,913
373	Expedia, Inc.	53,690
2,322	Liberty Interactive Corp. QVC Group, Class A (a)	54,729
289	Netflix, Inc. (a)	52,410
28	Priceline Group (The), Inc. (a)	51,263
		264,005

	Internet Software & Services — 1.2%
57	Alphabet, Inc., Class A (a)	55,502
193	CoStar Group, Inc. (a)	51,772

See Notes to Portfolio of Investments

First Trust Dorsey Wright People's Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
1,383	eBay, Inc. (a)	$53,190
309	Facebook, Inc., Class A (a)	52,799
2,954	Twitter, Inc. (a)	49,834
511	VeriSign, Inc. (a)	54,366
		317,463

	IT Services — 3.8%
394	Accenture PLC, Class A	53,218
247	Alliance Data Systems Corp.	54,723
498	Automatic Data Processing, Inc.	54,441
672	Broadridge Financial Solutions, Inc.	54,311
740	Cognizant Technology Solutions Corp., Class A	53,680
623	DXC Technology Co.	53,503
579	Fidelity National Information Services, Inc.	54,073
428	Fiserv, Inc. (a)	55,195
365	FleetCor Technologies, Inc. (a)	56,491
437	Gartner, Inc. (a)	54,367
544	Global Payments, Inc.	51,696
367	International Business Machines Corp.	53,244
378	Mastercard, Inc., Class A	53,374
920	Paychex, Inc.	55,163
851	PayPal Holdings, Inc. (a)	54,490
793	Total System Services, Inc.	51,941
741	Vantiv, Inc., Class A (a)	52,218
505	Visa, Inc., Class A	53,146
2,803	Western Union (The) Co.	53,818
		1,023,092

	Leisure Products — 0.2%
555	Hasbro, Inc.	54,207

	Life Sciences Tools & Services — 1.2%
805	Agilent Technologies, Inc.	51,681
253	Illumina, Inc. (a)	50,398
84	Mettler-Toledo International, Inc. (a)	52,597
561	Quintiles IMS Holdings, Inc. (a)	53,334
278	Thermo Fisher Scientific, Inc.	52,598
283	Waters Corp. (a)	50,804
		311,412

	Machinery — 2.6%
439	Caterpillar, Inc.	54,748
322	Cummins, Inc.	54,106
447	Deere & Co.	56,139
594	Dover Corp.	54,286
771	Fortive Corp.	54,579
438	IDEX Corp.	53,204
367	Illinois Tool Works, Inc.	54,301
595	Ingersoll-Rand PLC	53,056
764	PACCAR, Inc.	55,268
314	Parker-Hannifin Corp.	54,956
363	Snap-on, Inc.	54,090

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
360	Stanley Black & Decker, Inc.	$54,349
843	Xylem, Inc.	52,797
		705,879

	Media — 2.8%
907	CBS Corp., Class B	52,606
143	Charter Communications, Inc., Class A (a)	51,969
1,438	Comcast Corp., Class A	55,334
2,449	Discovery Communications, Inc., Class A (a)	52,139
1,012	DISH Network Corp., Class A (a)	54,881
2,659	Interpublic Group of Cos. (The), Inc.	55,281
537	Liberty Broadband Corp., Class C (a)	51,176
1,353	Liberty Media Corp.-Liberty Formula One, Class C (a)	51,536
4,078	News Corp., Class A	54,074
734	Omnicom Group, Inc.	54,368
9,733	Sirius XM Holdings, Inc.	53,726
1,984	Twenty-First Century Fox, Inc., Class A	52,338
1,929	Viacom, Inc., Class B	53,703
541	Walt Disney (The) Co.	53,326
		746,457

	Metals & Mining — 0.8%
3,826	Freeport-McMoRan, Inc. (a)	53,717
1,406	Newmont Mining Corp.	52,739
999	Nucor Corp.	55,984
1,604	Steel Dynamics, Inc.	55,290
		217,730

	Mortgage Real Estate Investment Trusts — 0.2%
4,312	Annaly Capital Management, Inc.	52,563

	Multiline Retail — 0.6%
685	Dollar General Corp.	55,519
634	Dollar Tree, Inc. (a)	55,044
888	Target Corp.	52,401
		162,964

	Multi-Utilities — 2.1%
893	Ameren Corp.	51,651
1,763	CenterPoint Energy, Inc.	51,497
1,114	CMS Energy Corp.	51,601
631	Consolidated Edison, Inc.	50,909
671	Dominion Energy, Inc.	51,620
479	DTE Energy Co.	51,425
1,979	NiSource, Inc.	50,643
1,162	Public Service Enterprise Group, Inc.	53,743
894	SCANA Corp.	43,350
446	Sempra Energy	50,902
808	WEC Energy Group, Inc.	50,726
		558,067

See Notes to Portfolio of Investments

First Trust Dorsey Wright People's Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 5.6%
1,228	Anadarko Petroleum Corp.	$59,988
520	Andeavor	53,638
1,258	Apache Corp.	57,616
2,007	Cabot Oil & Gas Corp.	53,687
1,228	Cheniere Energy, Inc. (a)	55,309
465	Chevron Corp.	54,637
502	Cimarex Energy Co.	57,062
438	Concho Resources, Inc. (a)	57,693
1,151	ConocoPhillips	57,608
1,484	Continental Resources, Inc. (a)	57,297
1,598	Devon Energy Corp.	58,663
569	Diamondback Energy, Inc. (a)	55,739
574	EOG Resources, Inc.	55,529
822	EQT Corp.	53,627
666	Exxon Mobil Corp.	54,599
1,271	Hess Corp.	59,597
2,759	Kinder Morgan, Inc.	52,918
4,484	Marathon Oil Corp.	60,803
1,003	Marathon Petroleum Corp.	56,248
2,053	Noble Energy, Inc.	58,223
867	Occidental Petroleum Corp.	55,670
943	ONEOK, Inc.	52,252
607	Phillips 66	55,607
393	Pioneer Natural Resources Co.	57,983
1,129	Targa Resources Corp.	53,402
747	Valero Energy Corp.	57,467
1,760	Williams (The) Cos., Inc.	52,818
		1,515,680

	Personal Products — 0.4%
3,157	Coty, Inc., Class A	52,185
485	Estee Lauder (The) Cos., Inc., Class A	52,303
		104,488

	Pharmaceuticals — 1.9%
240	Allergan PLC	49,188
848	Bristol-Myers Squibb Co.	54,052
644	Eli Lilly and Co.	55,088
352	Jazz Pharmaceuticals PLC (a)	51,480
396	Johnson & Johnson	51,484
807	Merck & Co., Inc.	51,672
1,661	Mylan N.V. (a)	52,106
613	Perrigo Co. PLC	51,890
1,502	Pfizer, Inc.	53,621
815	Zoetis, Inc.	51,964
		522,545

	Professional Services — 0.4%
575	Equifax, Inc.	60,944
655	Verisk Analytics, Inc. (a)	54,490
		115,434

	Real Estate Management & Development — 0.2%
1,455	CBRE Group, Inc., Class A (a)	55,115

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 1.0%
1,019	CSX Corp.	$55,291
528	J.B. Hunt Transport Services, Inc.	58,650
498	Kansas City Southern	54,123
417	Norfolk Southern Corp.	55,144
476	Union Pacific Corp.	55,202
		278,410

	Semiconductors & Semiconductor Equipment — 3.0%
4,260	Advanced Micro Devices, Inc. (a)	54,315
635	Analog Devices, Inc.	54,718
1,122	Applied Materials, Inc.	58,445
1,446	Intel Corp.	55,064
540	KLA-Tencor Corp.	57,240
306	Lam Research Corp.	56,622
1,128	Maxim Integrated Products, Inc.	53,817
592	Microchip Technology, Inc.	53,150
1,531	Micron Technology, Inc. (a)	60,214
298	NVIDIA Corp.	53,273
713	Qorvo, Inc. (a)	50,395
1,022	QUALCOMM, Inc.	52,980
487	Skyworks Solutions, Inc.	49,625
628	Texas Instruments, Inc.	56,294
778	Xilinx, Inc.	55,106
		821,258

	Software — 4.3%
815	Activision Blizzard, Inc.	52,576
344	Adobe Systems, Inc. (a)	51,318
433	ANSYS, Inc. (a)	53,142
465	Autodesk, Inc. (a)	52,201
1,609	CA, Inc.	53,708
1,401	Cadence Design Systems, Inc. (a)	55,297
872	CDK Global, Inc.	55,015
700	Citrix Systems, Inc. (a)	53,774
688	Dell Technologies, Inc., Class V (a)	53,121
445	Electronic Arts, Inc. (a)	52,537
377	Intuit, Inc.	53,587
711	Microsoft Corp.	52,962
1,081	Oracle Corp.	52,266
496	Red Hat, Inc. (a)	54,987
562	salesforce.com, Inc. (a)	52,502
459	ServiceNow, Inc. (a)	53,946
3,496	Snap, Inc., Class A (a)	50,832
1,594	Symantec Corp.	52,299
666	Synopsys, Inc. (a)	53,633
532	Take-Two Interactive Software, Inc. (a)	54,386
482	VMware, Inc., Class A (a)	52,630
506	Workday, Inc., Class A (a)	53,327
		1,170,046

	Specialty Retail — 2.4%
94	AutoZone, Inc. (a)	55,940
909	Best Buy Co., Inc.	51,777
777	CarMax, Inc. (a)	58,905

See Notes to Portfolio of Investments

First Trust Dorsey Wright People's Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
1,896	Gap (The), Inc.	$55,989
336	Home Depot (The), Inc.	54,956
1,315	L Brands, Inc.	54,717
679	Lowe’s Cos., Inc.	54,279
255	O’Reilly Automotive, Inc. (a)	54,919
877	Ross Stores, Inc.	56,628
587	Tiffany & Co.	53,875
724	TJX (The) Cos., Inc.	53,381
238	Ulta Beauty, Inc. (a)	53,802
		659,168

	Technology Hardware, Storage & Peripherals — 1.2%
333	Apple, Inc.	51,322
3,947	Hewlett Packard Enterprise Co.	58,061
2,734	HP, Inc.	54,571
1,303	NetApp, Inc.	57,019
1,612	Seagate Technology PLC	53,470
603	Western Digital Corp.	52,099
		326,542

	Textiles, Apparel & Luxury Goods — 0.8%
1,284	Coach, Inc.	51,719
991	NIKE, Inc., Class B	51,383
415	PVH Corp.	52,315
845	VF Corp.	53,717
		209,134

	Tobacco — 0.4%
854	Altria Group, Inc.	54,161
460	Philip Morris International, Inc.	51,064
		105,225

	Trading Companies & Distributors — 0.6%
1,214	Fastenal Co.	55,334
415	United Rentals, Inc. (a)	57,577
317	W.W. Grainger, Inc.	56,981
		169,892

	Water Utilities — 0.2%
645	American Water Works Co., Inc.	52,187

	Wireless Telecommunication Services — 0.2%
871	T-Mobile US, Inc. (a)	53,706

	Total Investments — 99.8%	26,951,378
	(Cost $25,856,376) (b)
	Net Other Assets and Liabilities — 0.2%	49,289
	Net Assets — 100.0%	$27,000,667

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,315,824 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $220,822. The net unrealized appreciation was $1,095,002.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$26,951,378	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments
September 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.5%
	Aerospace & Defense — 6.8%
273	Boeing (The) Co.	$69,399
596	United Technologies Corp.	69,184
		138,583

	Banks — 3.5%
739	JPMorgan Chase & Co.	70,582

	Beverages — 3.1%
1,410	Coca-Cola (The) Co.	63,464

	Capital Markets — 3.5%
301	Goldman Sachs Group (The), Inc.	71,394

	Chemicals — 3.4%
1,007	DowDuPont, Inc.	69,715

	Communications Equipment — 3.4%
2,074	Cisco Systems, Inc.	69,749

	Consumer Finance — 3.5%
775	American Express Co.	70,106

	Diversified Telecommunication Services — 3.5%
1,416	Verizon Communications, Inc.	70,078

	Food & Staples Retailing — 3.2%
828	Wal-Mart Stores, Inc.	64,700

	Health Care Providers & Services — 3.2%
330	UnitedHealth Group, Inc.	64,631

	Hotels, Restaurants & Leisure — 3.2%
409	McDonald’s Corp.	64,082

	Household Products — 3.2%
703	Procter & Gamble (The) Co.	63,959

	Industrial Conglomerates — 6.6%
317	3M Co.	66,538
2,741	General Electric Co.	66,278
		132,816

	Insurance — 3.3%
545	Travelers (The) Cos., Inc.	66,773

	IT Services — 6.5%
458	International Business Machines Corp.	66,447
625	Visa, Inc., Class A	65,775
		132,222

	Machinery — 3.4%
554	Caterpillar, Inc.	69,089

	Media — 3.3%
673	Walt Disney (The) Co.	66,338

	Oil, Gas & Consumable Fuels — 6.8%
589	Chevron Corp.	69,208

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
828	Exxon Mobil Corp.	$67,879
		137,087

	Pharmaceuticals — 9.8%
499	Johnson & Johnson	64,875
1,016	Merck & Co., Inc.	65,054
1,915	Pfizer, Inc.	68,366
		198,295

	Semiconductors & Semiconductor Equipment — 3.5%
1,856	Intel Corp.	70,676

	Software — 3.2%
883	Microsoft Corp.	65,775

	Specialty Retail — 3.3%
409	Home Depot (The), Inc.	66,896

	Technology Hardware, Storage & Peripherals — 3.1%
412	Apple, Inc.	63,497

	Textiles, Apparel & Luxury Goods — 3.2%
1,251	NIKE, Inc., Class B	64,864

	Total Investments — 99.5%	2,015,371
	(Cost $2,008,958) (a)
	Net Other Assets and Liabilities — 0.5%	9,480
	Net Assets — 100.0%	$2,024,851

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,749 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,336. The net unrealized appreciation was $6,413.

See Notes to Portfolio of Investments

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments (Continued)
September 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$2,015,371	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

September 30, 2017 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty exchange-traded funds. This report covers the three funds listed below:

First Trust Total US Market AlphaDEX® ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “TUSA”)

First Trust Dorsey Wright People’s Portfolio ETF – (Nasdaq ticker “DWPP”)1

First Trust Dow 30 Equal Weight ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “EDOW”)2

1 Effective on August 18, 2017, First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (NYSE Arca ticker “VIXH”) changed its name and ticker symbol to First Trust Dorsey Wright People’s Portfolio ETF (“DWPP”). In addition, VIXH changed its index from CBOE® VIX® Tail Hedge Index to Nasdaq Dorsey Wright People’s Portfolio Index.

2 Commenced investment operations on August 8, 2017.

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2017 (Unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2017, is included with each Fund’s Portfolio of Investments.

B. Call Options

Prior to August 18, 2017, VIXH was subject to equity price risk in the normal course of pursuing its investment objective and could purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index® (the “VIX Index”) to hedge against changes in the value of equities. Also, VIXH could sell call

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2017 (Unaudited)

options on the VIX Index in order to close out existing positions. The purchase of call options involved the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index was limited to the premium paid. When VIXH purchased a call option, the premium paid represented the cost of the call option. Options were marked-to-market daily and their value was affected by changes in the market value of the stocks included in the stock index. If VIXH elected to exercise a call option on the VIX Index, settlement did not occur by the delivery of the securities comprising the VIX Index. VIXH, as holder of the stock index option, received an amount of cash if the closing level of the stock index upon which the option was based was greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash was equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If VIXH elected to allow a call option to expire, then the equity price risk for purchased options was limited to the premium initially paid. As a result of the index change on August 18, 2017, DWPP no longer engages in options activities.

C. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2017, only TUSA has securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2017 (Unaudited)

underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2017 through September 30, 2017) were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of September 30, 2017.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2017 (Unaudited)

Licensing Information

The Total US Market AlphaDEX® ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”). Nasdaq makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ AlphaDEX® Total US Market Index to track general stock market performance or a segment of the same. Nasdaq’s only relationship to First Trust is in the licensing of certain trademarks and trade names of Nasdaq and of the NASDAQ AlphaDEX® Total US Market Index, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Fund. Nasdaq is not responsible for and has not reviewed the Fund nor any associated literature or publications and makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Nasdaq reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the NASDAQ AlphaDEX® Total US Market Index. Nasdaq has no obligation or liability in connection with the administration, marketing or trading of the Fund. NASDAQ DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN AND NASDAQ SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NASDAQ MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, INVESTORS, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN.

S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"); and CBOE®, Chicago Board Options Exchange®, CBOE Volatility Index® and VIX® are registered trademarks of Chicago Board Options Exchange, Incorporated ("CBOE"); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P DOW JONES INDICES LLC, SPFS, THEIR RESPECTIVE AFFILIATES OR BY CHICAGO BOARD OPTIONS EXCHANGE AND ITS AFFILIATES.

The First Trust Dorsey Wright People’s Portfolio ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track general stock market performance. The Corporations’ only relationship to First Trust is in the licensing of the Nasdaq, Nasdaq, Inc., and Nasdaq Dorsey Wright People’s Portfolio Index (the “Index”) registered trademarks, trade names and service marks of the Corporations and the use of the Index which are determined, composed and calculated by Nasdaq, Inc. without regard to Licensee or the Fund. Nasdaq, Inc. has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ DORSEY WRIGHT PEOPLE’S PORTFOLIO INDEX, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The “Dow Jones Industrial Average Equal Weight Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Licensee. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); “Dow Jones®” and “Dow Jones Industrial Average Equal Weight” are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by the Fund and sublicensed for certain purposed by Licensee. Licensee’s Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones Industrial Average Equal Weight.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	November 20, 2017

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	November 20, 2017

* Print the name and title of each signing officer under his or her signature.